UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

[LOGO]
   SEI New Ways.
       New answers.(R)

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SEI Asset Allocation Trust

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Semi-Annual Report as of September 30, 2007

--------------------------------------------------------------------------------

Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

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Schedule of Investments                                                       1
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Statements of Assets and Liabilities                                         20
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Statements of Operations                                                     26
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Statements of Changes in Net Assets                                          32
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Financial Highlights                                                         38
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Notes to Financial Statements                                                45
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Disclosure of Fund Expenses                                                  54
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Supplemental Financial Information:
Financial Statements of SIMT Large Cap Diversified
Alpha Fund (unaudited)                                                       58
-------------------------------------------------------------------------------

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Income Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund       54.9%
Equity Funds            25.3%
Money Market Fund       19.8%

+  Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.9%

FIXED INCOME FUND -- 55.4%
   SEI Institutional Managed Trust Core Fixed
      Income Fund, Class A*                           3,340,130       $  34,036
                                                                  --------------
Total Fixed Income Fund
   (Cost $34,972) ($ Thousands)                                          34,036
                                                                  --------------
EQUITY FUNDS -- 25.5%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         1,138,474          13,411
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                   34,148             748
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      34,708             738
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                      73,415             742
                                                                  --------------
Total Equity Funds
   (Cost $13,290) ($ Thousands)                                          15,639
                                                                  --------------
MONEY MARKET FUND (A) -- 20.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund, Class A, 5.08%                12,280,204          12,280
                                                                  --------------
Total Money Market Fund
   (Cost $12,280) ($ Thousands)                                          12,280
                                                                  --------------
Total Investments -- 100.9%
   (Cost $60,542) ($ Thousands)                                       $  61,955
                                                                  ==============

Percentages are based on Net Assets of $61,373 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007           1

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund       58.4%
Equity Funds            40.6%
Money Market Fund        1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.9%

FIXED INCOME FUND -- 59.1%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                5,041,685       $  51,375
                                                                  --------------
Total Fixed Income Fund
   (Cost $52,900) ($ Thousands)                                          51,375
                                                                  --------------
EQUITY FUNDS -- 40.8%
   SEI Institutional International Trust
      International Equity Fund, Class A                449,480           7,268
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         2,041,302          24,046
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A**                                          63,001           1,380
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      64,201           1,366
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                     138,215           1,396
                                                                  --------------
Total Equity Funds
   (Cost $28,128) ($ Thousands)                                          35,456
                                                                  --------------
MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund, Class A, 5.08%                   890,570             891
                                                                  --------------
Total Money Market Fund
   (Cost $891) ($ Thousands)                                                891
                                                                  --------------
Total Investments -- 100.9%
   (Cost $81,919) ($ Thousands)                                       $  87,722
                                                                  ==============

Percentages are based on Net Assets of $86,978 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day  effective  yield as of September  30,  2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Diversified Global Moderate Growth Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds            60.5%
Fixed Income Funds      38.5%
Money Market Fund        1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           108,531       $   2,332
   SEI Institutional International Trust
      International Equity Fund, Class A              1,922,854          31,093
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         7,030,325          82,818
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                   223,844           4,904
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     226,202           4,811
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                                     484,339           4,892
                                                                  --------------
Total Equity Funds
   (Cost $104,686) ($ Thousands)                                        130,850
                                                                  --------------
FIXED INCOME FUNDS -- 38.6%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           787,801           8,697
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                         6,480,043          66,032
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,040,426           8,594
                                                                  --------------
Total Fixed Income Funds
   (Cost $85,325) ($ Thousands)                                          83,323
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund, Class A, 5.08%                 2,138,939       $   2,139
                                                                  --------------
Total Money Market Fund
   (Cost $2,139) ($ Thousands)                                            2,139
                                                                  --------------
Total Investments -- 100.1%
   (Cost $192,150) ($ Thousands)                                      $ 216,312
                                                                  ==============

Percentages are based on Net Assets of $216,133 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007           3

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Moderate Growth Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    60.6%
Fixed Income Fund               38.4%
Money Market Fund                1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 101.1%

EQUITY FUNDS -- 61.2%
   SEI Institutional International Trust
     International Equity Fund, Class A               1,813,857   $      29,330
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          8,218,836          96,818
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                    255,203           5,591
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      259,031           5,510
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      548,963           5,544
                                                                  --------------
Total Equity Funds
   (Cost $115,450) ($ Thousands)                                        142,793
                                                                  --------------
FIXED INCOME FUND -- 38.9%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          8,893,658          90,627
                                                                  --------------
Total Fixed Income Fund
   (Cost $92,922) ($ Thousands)                                          90,627
                                                                  --------------
MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                  2,436,257           2,436
                                                                  --------------
Total Money Market Fund
   (Cost $2,436) ($ Thousands)                                            2,436
                                                                  --------------
Total Investments -- 101.1%
   (Cost $210,808) ($ Thousands)                                  $     235,856
                                                                  ==============

Percentages are based on Net Assets of $233,288 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Diversified Global Growth Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    80.2%
Fixed Income Funds              18.8%
Money Market Fund                1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 80.2%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            282,131   $       6,063
   SEI Institutional International Trust
     International Equity Fund, Class A               3,234,832          52,307
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                                        12,325,895         145,199
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A**                   387,195           8,483
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      392,975           8,359
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      832,856           8,412
                                                                  --------------
Total Equity Funds
   (Cost $183,582) ($ Thousands)                                        228,823
                                                                  --------------
FIXED INCOME FUNDS -- 18.9%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            525,828           5,805
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  4,158,787          42,378
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      697,787           5,764
                                                                  --------------
Total Fixed Income Funds
     (Cost $55,409) ($ Thousands)                                        53,947
                                                                  --------------
MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                  2,901,860           2,902
                                                                  --------------
Total Money Market Fund
   (Cost $2,902) ($ Thousands)                                            2,902
                                                                  --------------
Total Investments -- 100.1%
   (Cost $241,893) ($ Thousands)                                  $     285,672
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $285,371 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Annual Report as of September 30, 2007 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund in included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007           5

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Global Stock Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    99.0%
Money Market Fund                1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 99.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            135,354   $       2,909
   SEI Institutional International Trust
     International Equity Fund, Class A               2,090,366          33,801
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                                         7,730,864          91,070
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A**                   241,904           5,300
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      248,854           5,293
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      526,298           5,316
                                                                  --------------
Total Equity Funds
   (Cost $117,359) ($ Thousands)                                        143,689
                                                                  --------------
MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                  1,386,427           1,386
                                                                  --------------
Total Money Market Fund
     (Cost $1,386) ($ Thousands)                                          1,386
                                                                  --------------
Total Investments -- 100.1%
     (Cost $118,745) ($ Thousands)                                $     145,075
                                                                  ==============

Percentages are based on Net Assets of $144,943 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Annual Report as of September 30, 2007 for the SEI Institutional Managed Trust Large Cap Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Diversified U.S. Stock Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    99.1%
Money Market Fund                0.9%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 101.7%

EQUITY FUNDS -- 100.8%
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A*                                         6,390,992   $      75,286
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A**                   199,033           4,360
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      204,437           4,348
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      431,728           4,361
                                                                  --------------
Total Equity Funds
   (Cost $75,276) ($ Thousands)                                          88,355
                                                                  --------------
MONEY MARKET FUND (A) -- 0.9%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    823,614             824
                                                                  --------------
Total Money Market Fund
   (Cost $824) ($ Thousands)                                                824
                                                                  --------------
Total Investments -- 101.7%
   (Cost $76,100) ($ Thousands)                                   $      89,179
                                                                  ==============

Percentages are based on Net Assets of $87,658 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Annual Report as of September 30, 2007 for the SEI Institutional Managed Trust Large Cap Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007           7

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds              79.8%
Equity Funds                    20.0%
Money Market Fund                0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.4%

FIXED INCOME FUNDS -- 80.1%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A                  1,408,564   $      14,353
   SEI Institutional Managed Trust
     Enhanced Income Fund, Class A*                   7,240,644          71,755
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      551,090           4,552
                                                                  --------------
Total Fixed Income Funds
   (Cost $91,532) ($ Thousands)                                          90,660
                                                                  --------------
EQUITY FUNDS -- 20.0%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                                            605,803           6,797
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          186,930           3,402
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                            926,410          12,460
                                                                  --------------
Total Equity Funds
   (Cost $18,812) ($ Thousands)                                          22,659
                                                                  --------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    283,561             284
                                                                  --------------
Total Money Market Fund
   (Cost $284) ($ Thousands)                                                284
                                                                  --------------
Total Investments -- 100.4%
   (Cost $110,628) ($ Thousands)                                  $     113,603
                                                                  ==============

Percentages are based on Net Assets of $113,151 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Defensive Strategy Allocation Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    60.0%
Fixed Income Fund               39.8%
Money Market Fund                0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.0%
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          225,096   $       4,097
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                            598,177           8,046
                                                                  --------------
Total Equity Funds
   (Cost $9,888) ($ Thousands)                                           12,143
                                                                  --------------
FIXED INCOME FUND -- 39.8%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      975,816           8,060
                                                                  --------------
Total Fixed Income Fund
   (Cost $8,211) ($ Thousands)                                            8,060
                                                                  --------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                     49,412              49
                                                                  --------------
Total Money Market Fund
   (Cost $49) ($ Thousands)                                                  49
                                                                  --------------
Total Investments -- 100.1%
   (Cost $18,148) ($ Thousands)                                   $      20,252
                                                                  ==============

Percentages are based on Net Assets of $20,238 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007           9

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds              62.4%
Equity Funds                    37.4%
Money Market Fund                0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.8%

FIXED INCOME FUNDS -- 62.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          2,178,994   $      22,205
   SEI Institutional Managed Trust
     Enhanced Income Fund,
     Class A                                          6,781,463          67,204
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,156,115           9,549
                                                                  --------------
Total Fixed Income Funds
   (Cost $99,958) ($ Thousands)                                          98,958
                                                                  --------------
EQUITY FUNDS -- 37.3%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                                          1,649,135          18,503
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          531,211           9,668
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                          2,304,127          30,992
                                                                  --------------
Total Equity Funds
   (Cost $49,644) ($ Thousands)                                          59,163
                                                                  --------------
MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    381,444             381
                                                                  --------------
Total Money Market Fund
   (Cost $381) ($ Thousands)                                                381
                                                                  --------------
Total Investments -- 99.8%
   (Cost $149,983) ($ Thousands)                                  $     158,502
                                                                  ==============

Percentages are based on Net Assets of $158,855 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Conservative Strategy Allocation Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    67.0%
Fixed Income Fund               32.8%
Money Market Fund                0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 67.0%
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          572,372   $      10,418
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                          1,575,679          21,193
                                                                  --------------
Total Equity Funds
   (Cost $24,686) ($ Thousands)                                          31,611
                                                                  --------------
FIXED INCOME FUND -- 32.8%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,875,231          15,489
                                                                  --------------
Total Fixed Income Fund
   (Cost $16,008) ($ Thousands)                                          15,489
                                                                  --------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    111,952             112
                                                                  --------------
Total Money Market Fund
   (Cost $112) ($ Thousands)                                                112
                                                                  --------------
Total Investments -- 100.1%
   (Cost $40,806) ($ Thousands)                                   $      47,212
                                                                  ==============

Percentages are based on Net Assets of $47,183 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          11

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds              50.3%
Equity Funds                    49.4%
Money Market Fund                0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS --100.0%

FIXED INCOME FUNDS -- 50.4%
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                         13,201,590   $     134,524
   SEI Institutional Managed Trust
     Enhanced Income Fund,
     Class A                                         11,512,179         114,086
   SEI Institutional Managed Trust
     High Yield Bond Fund,
     Class A                                          4,069,810          33,617
                                                                  --------------
Total Fixed Income Funds
   (Cost $286,207) ($ Thousands)                                        282,227
                                                                  --------------
EQUITY FUNDS -- 49.4%
   SEI Institutional Managed Trust
     Global Managed Volatility Fund,
     Class A                                          8,327,684          93,436
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                   1,197,603          28,431
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                    1,175,225          28,170
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                        1,874,805          34,121
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                          6,910,085          92,941
                                                                  --------------
Total Equity Funds
   (Cost $234,790) ($ Thousands)                                        277,099
                                                                  --------------
MONEY MARKET FUND (A) --0.2%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                  1,378,623           1,379
                                                                  --------------
Total Money Market Fund
   (Cost $1,379) ($ Thousands)                                            1,379
                                                                  --------------
Total Investments -- 100.0%
   (Cost $522,376) ($ Thousands)                                  $     560,705
                                                                  ==============

Percentages are based on Net Assets of $560,469 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Moderate Strategy Allocation Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    82.0%
Fixed Income Fund               17.7%
Money Market Fund                0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS --100.1%

EQUITY FUNDS -- 82.1%
   SEI Institutional International Trust
     International Equity Fund, Class A                 799,376   $      12,926
   SEI Institutional Managed Trust
     Real Estate Fund, Class A                          700,875          12,756
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A                                          1,713,876          25,194
   SEI Institutional Managed Trust
     U.S. Managed Volatility Fund,
     Class A                                          4,776,519          64,244
                                                                  --------------
Total Equity Funds
   (Cost $92,338) ($ Thousands)                                         115,120
                                                                  --------------
FIXED INCOME FUND -- 17.7%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    3,010,692          24,868
                                                                  --------------
   Total Fixed Income Fund
     (Cost $25,651) ($ Thousands)                                        24,868
                                                                  --------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    354,833             355
                                                                  --------------
Total Money Market Fund
   (Cost $355) ($ Thousands)                                                355
                                                                  --------------
Total Investments -- 100.1%
   (Cost $118,344) ($ Thousands)                                  $     140,343
                                                                  ==============

Percentages are based on Net Assets of $140,251 ($ Thousands).

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          13

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    81.4%
Fixed Income Funds              18.4%
Money Market Fund                0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS --100.1%

EQUITY FUNDS -- 81.4%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            439,860   $       9,453
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          5,200,536          84,093
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                         18,639,014         219,568
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                    824,463          18,064
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      839,237          17,850
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                    1,783,171          18,010
                                                                  --------------
Total Equity Funds
   (Cost $313,853) ($ Thousands)                                        367,038
                                                                  --------------
FIXED INCOME FUNDS -- 18.4%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                          4,046,140          44,669
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                          1,103,484          11,245
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    3,251,992          26,861
                                                                  --------------
Total Fixed Income Funds
   (Cost $83,135) ($ Thousands)                                          82,775
                                                                  --------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                  1,136,766           1,137
                                                                  --------------
Total Money Market Fund
   (Cost $1,137) ($ Thousands)                                            1,137
                                                                  --------------
Total Investments -- 100.1%
   (Cost $398,125) ($ Thousands)                                  $     450,950
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $450,688 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Tax-Managed Aggressive Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    88.0%
Fixed Income Funds              11.7%
Money Market Fund                0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS --100.0%

EQUITY FUNDS -- 88.0%
   SEI Institutional International
     Trust
     Emerging Markets Equity Fund,
     Class A                                            111,728   $       2,401
   SEI Institutional International
     Trust
     International Equity Fund,
     Class A                                          1,175,261          19,004
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         4,448,657          65,394
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                          1,156,601          16,355
                                                                  --------------
Total Equity Funds
   (Cost $82,845) ($ Thousands)                                         103,154
                                                                  --------------
FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International
     Trust
     Emerging Markets Debt Fund,
     Class A                                            634,995           7,010
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      815,939           6,740
                                                                  --------------
Total Fixed Income Funds
   (Cost $13,862) ($ Thousands)                                          13,750
                                                                  --------------
MONEY MARKET FUND (A) --0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    287,745             288
                                                                  --------------
Total Money Market Fund
   (Cost $288) ($ Thousands)                                                288
                                                                  --------------
Total Investments -- 100.0%
   (Cost $96,995) ($ Thousands)                                   $     117,192
                                                                  ==============

Percentages are based on Net Assets of $117,177 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          15

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds             59.0%
Equity Funds                   40.8%
Money Market Fund               0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUNDS -- 59.1%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            500,637   $       5,527
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A*                                         5,601,616          57,081
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      398,780           3,294
                                                                  --------------
Total Fixed Income Funds
   (Cost $66,716) ($ Thousands)                                          65,902
                                                                  --------------
EQUITY FUNDS -- 40.8%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                             55,640           1,196
   SEI Institutional International Trust
     International Equity Fund, Class A                 647,252          10,466
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                          2,306,949          27,176
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A**                                          101,810           2,230
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                      102,398           2,178
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                      220,485           2,227
                                                                  --------------
Total Equity Funds
   (Cost $37,301) ($ Thousands)                                          45,473
                                                                  --------------
MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                    269,300             269
                                                                  --------------
Total Money Market Fund
   (Cost $269) ($ Thousands)                                                269
                                                                  --------------
Total Investments -- 100.1%
   (Cost $104,286) ($ Thousands)                                  $     111,644
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $111,507 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

**    Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Core Market Strategy Allocation Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 Equity Funds                   88.1%
 Fixed Income Funds             11.7%
 Money Market Fund               0.2%

+  Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                             25,470   $         547
   SEI Institutional International Trust
     International Equity Fund, Class A                 266,287           4,306
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         1,005,235          14,777
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                            261,183           3,693
                                                                  --------------
Total Equity Funds
   (Cost $17,928) ($ Thousands)                                          23,323
                                                                  --------------
FIXED INCOME FUNDS -- 11.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                            142,304           1,571
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                      183,054           1,512
                                                                  --------------
Total Fixed Income Funds
   (Cost $3,129) ($ Thousands)                                            3,083
                                                                  --------------
MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                     63,604              64
                                                                  --------------
Total Money Market Fund
   (Cost $64) ($ Thousands)                                                  64
                                                                  --------------
Total Investments -- 99.9%
   (Cost $21,121) ($ Thousands)                                   $      26,470
                                                                  ==============

Percentages are based on Net Assets of $26,509 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          17

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                    61.2%
Fixed Income Funds              38.6%
Money Market Fund                0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 61.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            391,341   $       8,410
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          7,035,941         113,771
   SEI Institutional Managed Trust
     Large Cap Diversified Alpha Fund,
     Class A                                         23,600,938         278,019
   SEI Institutional Managed Trust
     Small Cap Growth Fund,
     Class A*                                         1,068,422          23,410
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                    1,085,431          23,087
   SEI Institutional Managed Trust
     Small/Mid Cap Diversified Alpha
     Fund, Class A                                    3,084,951          31,158
                                                                  --------------
Total Equity Funds
   (Cost $398,475) ($ Thousands)                                        477,855
                                                                  --------------
FIXED INCOME FUNDS -- 38.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                          4,978,162          54,959
   SEI Institutional Managed Trust
     Core Fixed Income Fund,
     Class A                                         20,318,653         207,047
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    4,792,332          39,585
                                                                  --------------
Total Fixed Income Funds
   (Cost $305,103) ($ Thousands)                                        301,591
                                                                  --------------
MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust Prime
     Obligation Fund, Class A, 5.08%                  1,922,452           1,922
                                                                  --------------
Total Money Market Fund
   (Cost $1,922) ($ Thousands)                                            1,922
                                                                  --------------
Total Investments -- 99.9%
   (Cost $705,500) ($ Thousands)                                  $     781,368
                                                                  ==============

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $781,718 ($ Thousands).

*     Non-Income Producing Fund.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18           SEI Asset Allocation Trust / Semi-Annual Report /September 30, 2007

Market Growth Strategy Allocation Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds                     88.1%
Fixed Income Funds               11.7%
Money Market Fund                 0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                            202,349   $       4,348
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                          2,103,948          34,021
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                         7,946,661         116,816
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A                                          2,058,501          29,107
                                                                  --------------
Total Equity Funds
   (Cost $146,685) ($ Thousands)                                        184,292
                                                                  --------------
FIXED INCOME FUNDS -- 11.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                          1,131,481          12,492
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                    1,457,631          12,040
                                                                  --------------
Total Fixed Income Funds
   (Cost $24,800) ($ Thousands)                                          24,532
                                                                  --------------
MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust Prime Obligation
     Fund, Class A, 5.08%                               507,952             508
                                                                  --------------
Total Money Market Fund
   (Cost $508) ($ Thousands)                                                508
                                                                  --------------
Total Investments -- 100.0%
   (Cost $171,993) ($ Thousands)                                  $     209,332
                                                                  ==============

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $209,344 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)   Rate shown is the 7-day effective yield as of September 30, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          19

Statements of Assets and Liabilities  ($ Thousands)

September 30, 2007 (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED                      DIVERSIFIED
                                                                 CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                       INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                         FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $60,542, $81,919, $192,150, $210,808,
     $241,893, $118,745, and $76,100, respectively).             $     61,955   $     87,722   $       216,312
   Cash                                                                    16            275                 9
   Income Distribution Receivable from Affiliated Funds                   194            219               336
   Receivable for Fund Shares Sold                                         16             26               228
   Prepaid Expenses                                                         1              2                 5
   Receivable from Administrator                                            1              1                 3
   Receivable from Trustees                                                --             --                 1
   Receivable for Investment Securities Sold                               --             --                --
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                        62,183         88,245           216,894
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                       588            759               382
   Payable for Investment Securities Purchased                            205            487               336
   Distribution Fees Payable                                                6              6                 5
   Investment Advisory Fees Payable                                         5              7                17
   Administrative Servicing Fees Payable                                    1              1                 6
   Bank Overdraft                                                          --             --                --
   Accrued Expenses                                                         5              7                15
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      810          1,267               761
---------------------------------------------------------------------------------------------------------------
Net Assets                                                       $     61,373   $     86,978   $       216,133
===============================================================================================================
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)                   $     59,132   $     78,797   $       187,269
   Undistributed Net Investment Income/Distribution in
     excess of Net Investment Income                                      536            616               908
   Accumulated Net Realized Gain (Loss) on Investments                    292          1,762             3,794
   Net Unrealized Appreciation on Investments                           1,413          5,803            24,162
---------------------------------------------------------------------------------------------------------------
Net Assets                                                       $     61,373   $     86,978   $       216,133
===============================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($49,722,500 / 4,320,967 shares), ($73,836,891 /
     6,551,801 shares), ($175,891,124 / 13,726,429 shares),
     ($193,557,808 / 13,731,454 shares), ($222,758,722 /
     14,696,431), ($120,884,500 / 7,922,417), and
     ($70,882,047 / 4,026,618), respectively.                    $      11.51   $      11.27   $         12.81
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($7,187,806 / 630,080 shares), ($5,996,105 /
     534,339 shares), ($4,773,579 / 377,139 shares),
     ($16,596,764 / 1,185,089 shares), ($10,682,971 /
     711,325), ($6,608,926 / 462,473), and ($10,523,438 /
     638,019), respectively.                                     $      11.41   $      11.22   $         12.66
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,462,824 / 388,685 shares), ($7,145,251 /
     635,390 shares), ($35,468,499 / 2,778,636 shares),
     ($23,133,499 / 1,643,241 shares), ($51,928,910 /
     3,431,503), ($17,449,287 / 1,147,246), and ($6,252,779
     / 356,330), respectively.                                   $      11.48   $      11.25   $         12.76
===============================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

-----------------------------------------------------------------------------------------------------------------------
                                                                 DIVERSIFIED   DIVERSIFIED   DIVERSIFIED
                                                                    MODERATE        GLOBAL        GLOBAL   DIVERSIFIED
                                                                      GROWTH        GROWTH         STOCK    U.S. STOCK
                                                                        FUND          FUND          FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $60,542, $81,919, $192,150, $210,808,
     $241,893, $118,745, and $76,100, respectively).             $   235,856   $   285,672   $   145,075   $    89,179
   Cash                                                                   --           210            79            --
   Income Distribution Receivable from Affiliated Funds                  391           225             6             3
   Receivable for Fund Shares Sold                                       111           444           101            24
   Prepaid Expenses                                                        3             6             2             7
   Receivable from Administrator                                           3             4             2             2
   Receivable from Trustees                                               --             1             1            --
   Receivable for Investment Securities Sold                             237            --            --            --
-----------------------------------------------------------------------------------------------------------------------
   Total Assets                                                      236,601       286,562       145,266        89,215
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                    2,633           701           207         1,529
   Payable for Investment Securities Purchased                           379           428            84             3
   Distribution Fees Payable                                              17            10             7            11
   Investment Advisory Fees Payable                                       19            23            12             7
   Administrative Servicing Fees Payable                                   4            10             3             1
   Bank Overdraft                                                        237            --            --            --
   Accrued Expenses                                                       24            19            10             6
-----------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                   3,313         1,191           323         1,557
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                       $   233,288   $   285,371   $   144,943   $    87,658
=======================================================================================================================
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)                   $   197,087   $   234,709   $   124,764   $    88,530
   Undistributed Net Investment Income/Distribution in
     excess of Net Investment Income                                   1,064           536           (50)          (43)
   Accumulated Net Realized Gain (Loss) on Investments                10,089         6,347        (6,101)      (13,908)
   Net Unrealized Appreciation on Investments                         25,048        43,779        26,330        13,079
-----------------------------------------------------------------------------------------------------------------------
Net Assets                                                       $   233,288   $   285,371   $   144,943   $    87,658
=======================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($49,722,500 / 4,320,967 shares), ($73,836,891 /
     6,551,801 shares), ($175,891,124 / 13,726,429 shares),
     ($193,557,808 / 13,731,454 shares), ($222,758,722 /
     14,696,431), ($120,884,500 / 7,922,417), and
     ($70,882,047 / 4,026,618), respectively.                    $     14.10   $     15.16   $     15.26   $     17.60
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($7,187,806 / 630,080 shares), ($5,996,105 /
     534,339 shares), ($4,773,579 / 377,139 shares),
     ($16,596,764 / 1,185,089 shares), ($10,682,971 /
     711,325), ($6,608,926 / 462,473), and ($10,523,438 /
     638,019), respectively.                                     $     14.00   $     15.02   $     14.29   $     16.49
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,462,824 / 388,685 shares), ($7,145,251 /
     635,390 shares), ($35,468,499 / 2,778,636 shares),
     ($23,133,499 / 1,643,241 shares), ($51,928,910 /
     3,431,503), ($17,449,287 / 1,147,246), and ($6,252,779
     / 356,330), respectively.                                   $     14.08   $     15.13   $     15.21   $     17.55
=======================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          21

Statements of Assets and Liabilities  ($ Thousands)

September 30, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                  DEFENSIVE
                                                                     DEFENSIVE     STRATEGY   CONSERVATIVE
                                                                      STRATEGY   ALLOCATION       STRATEGY
                                                                          FUND         FUND           FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $110,628, $18,148, $149,983, $40,806,
     $522,376, and $118,344, respectively.)                       $    113,603   $   20,252   $    158,502
   Cash                                                                    103           --            299
   Income Distributions Received from Affiliated Funds                      89           49            152
   Receivable for Fund Shares Sold                                          36            7            545
   Prepaid Expenses                                                          4            2              4
   Receivable from Administrator                                             3           --              4
   Receivable from Trustees                                                  1           --              1
   Receivable for Investment Securities Sold                                --           10             --
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                        113,839       20,320        159,507
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                        481           20            180
   Payable for Investment Securities Purchased                             190           48            447
   Investment Advisory Fees Payable                                          9            2             13
   Bank Overdraft                                                           --           10             --
   Accrued Expenses                                                          8            2             12
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                       688           82            652
-----------------------------------------------------------------------------------------------------------
Net Assets                                                        $    113,151   $   20,238   $    158,855
===========================================================================================================
NET ASSETS:
   Paid in Capital                                                $    109,317   $   17,480   $    148,876
     (unlimited authorization -- no par value)
   Undistributed Net Investment Income                                     235          135            415
   Accumulated Net Realized Gain on Investments                            624          519          1,045
   Net Unrealized Appreciation on Investments                            2,975        2,104          8,519
-----------------------------------------------------------------------------------------------------------
Net Assets                                                        $    113,151   $   20,238   $    158,855
===========================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($113,151,317 / 10,463,693 shares),
     ($20,237,983 / 1,499,733 shares), ($158,112,401 /
     13,565,853 shares), ($47,183,453 / 3,877,172 shares),
     ($559,594,802 / 44,694,061), and ($140,250,722 /
     8,809,185), respectively.                                    $      10.81   $    13.49   $      11.66
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($122.25 / 11.28 shares), ($742,851 / 62,944
     shares), and ($873,947 / 68,465 shares), respectively.       $      10.84          n/a   $      11.80
===========================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22          SEI Asset Allocation Trust / semi-Annual Report / September 30, 2007

-----------------------------------------------------------------------------------------------------------
                                                                  CONSERVATIVE                    MODERATE
                                                                      STRATEGY     MODERATE       STRATEGY
                                                                    ALLOCATION     STRATEGY     ALLOCATION
                                                                          FUND         FUND           FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $110,628, $18,148, $149,983, $40,806,
     $522,376, and $118,344, respectively.)                       $     47,212   $  560,705   $    140,343
   Cash                                                                     --        1,430            515
   Income Distributions Received from Affiliated Funds                      94          767            150
   Receivable for Fund Shares Sold                                          --          188             21
   Prepaid Expenses                                                          1           18              3
   Receivable from Administrator                                             1           16              4
   Receivable from Trustees                                                 --            3              1
   Receivable for Investment Securities Sold                                 2           --             --
-----------------------------------------------------------------------------------------------------------
   Total Assets                                                         47,310      563,127        141,037
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                         23          402            102
   Payable for Investment Securities Purchased                              --        2,172            660
   Investment Advisory Fees Payable                                          4           45             11
   Bank Overdraft                                                           94           --             --
   Accrued Expenses                                                          6           39             13
-----------------------------------------------------------------------------------------------------------
   Total Liabilities                                                       127        2,658            786
-----------------------------------------------------------------------------------------------------------
Net Assets                                                        $     47,183   $  560,469   $    140,251
===========================================================================================================
NET ASSETS:
   Paid in Capital                                                $     40,104   $  515,428   $    116,568
     (unlimited authorization -- no par value)
   Undistributed Net Investment Income                                     271        2,152            402
   Accumulated Net Realized Gain on Investments                            402        4,560          1,282
   Net Unrealized Appreciation on Investments                            6,406       38,329         21,999
-----------------------------------------------------------------------------------------------------------
Net Assets                                                        $     47,183   $  560,469   $    140,251
===========================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($113,151,317 / 10,463,693 shares),
     ($20,237,983 / 1,499,733 shares), ($158,112,401 /
     13,565,853 shares), ($47,183,453 / 3,877,172 shares),
     ($559,594,802 / 44,694,061), and ($140,250,722 /
     8,809,185), respectively.                                    $      12.17   $    12.52   $      15.92
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($122.25 / 11.28 shares), ($742,851 / 62,944
     shares), and ($873,947 / 68,465 shares), respectively.                n/a   $    12.76            n/a
===========================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          23

Statements of Assets and Liabilities  ($ Thousands)

September 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   TAX-MANAGED
                                                                                    AGGRESSIVE      AGGRESSIVE     CORE MARKET
                                                                                      STRATEGY        STRATEGY        STRATEGY
                                                                                          FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $398,125, $96,995, $104,286, $21,121,
     $705,500, and $171,993, respectively.)                                       $    450,950   $     117,192   $     111,644
   Cash                                                                                     --              13             112
   Receivable for Investment Securities Sold                                               416              --              --
   Income Distributions Received from Affiliated Funds                                     214              42             255
   Receivable for Fund Shares Sold                                                         122              --              --
   Prepaid Expenses                                                                         14               2               3
   Receivable from Administrator                                                            12               3               3
   Receivable from Trustees                                                                  3               1              --
-------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                        451,731         117,253         112,017
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Bank Overdraft                                                                          417              --              --
   Payable for Fund Shares Redeemed                                                        349               6             134
   Payable for Investment Securities Purchased                                             209              54             358
   Investment Advisory Fees Payable                                                         36               9               9
   Distribution Fees Payable                                                                 1              --              --
   Accrued Expenses                                                                         31               7               9
-------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                     1,043              76             510
-------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        $    450,688   $     117,177   $     111,507
===============================================================================================================================
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)                                    $    390,735   $      95,444   $     102,236
   Undistributed Net Investment Income                                                     524              94             721
   Accumulated Net Realized Gain on Investments                                          6,604           1,442           1,192
   Net Unrealized Appreciation on Investments                                           52,825          20,197           7,358
-------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        $    450,688   $     117,177   $     111,507
===============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($446,193,808 / 30,501,716 shares),
     ($117,176,821 / 7,677,778 shares), ($111,506,826 /
     9,299,185 shares), ($26,508,531 / 1,823,976 shares),
     ($775,686,290 / 59,041,412), and ($209,343,584 /
     12,297,082), respectively.                                                   $      14.63   $       15.26   $       11.99
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,493,800 / 312,743 shares), ($140.29 /
     11.42 shares), and ($6,031,748 / 463,850 shares),
     respectively.                                                                $      14.37             n/a   $       12.28
===============================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24           SEI Asset Allocation Trust / Semi-Annual Report /September 30, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                   CORE MARKET                   MARKET GROWTH
                                                                                      STRATEGY   MARKET GROWTH        STRATEGY
                                                                                    ALLOCATION        STRATEGY      ALLOCATION
                                                                                          FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $398,125, $96,995, $104,286, $21,121,
     $705,500, and $171,993, respectively.)                                       $     26,470   $     781,368   $     209,332
   Cash                                                                                     --             443              --
   Receivable for Investment Securities Sold                                                --              --              99
   Income Distributions Received from Affiliated Funds                                       9           1,115              73
   Receivable for Fund Shares Sold                                                          55             834              71
   Prepaid Expenses                                                                          1              25               6
   Receivable from Administrator                                                             1              22               6
   Receivable from Trustees                                                                 --               5               1
-------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                         26,536         783,812         209,588
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Bank Overdraft                                                                           --              --              90
   Payable for Fund Shares Redeemed                                                         14             450              52
   Payable for Investment Securities Purchased                                               9           1,525              72
   Investment Advisory Fees Payable                                                          2              63              17
   Distribution Fees Payable                                                                --               1              --
   Accrued Expenses                                                                          2              55              13
-------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                        27           2,094             244
-------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        $     26,509   $     781,718   $     209,344
===============================================================================================================================
NET ASSETS:
   Paid in Capital
     (unlimited authorization -- no par value)                                    $     20,504   $     692,522   $     169,037
   Undistributed Net Investment Income                                                      22           3,139             165
   Accumulated Net Realized Gain on Investments                                            634          10,189           2,803
   Net Unrealized Appreciation on Investments                                            5,349          75,868          37,339
-------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        $     26,509   $     781,718   $     209,344
===============================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($446,193,808 / 30,501,716 shares),
     ($117,176,821 / 7,677,778 shares),($111,506,826 /
     9,299,185 shares), ($26,508,531 / 1,823,976 shares),
     ($775,686,290 / 59,041,412), and ($209,343,584  /
     12,297,082), respectively.                                                   $      14.53   $       13.14   $       17.02
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,493,800 / 312,743 shares),($140.29 /
     11.42 shares), and ($6,031,748 / 463,850 shares),
     respectively.                                                                         n/a   $       13.00             n/a
===============================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          25

Statements of Operations ($ Thousands)

For the six months ended September 30, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     DIVERSIFIED                      DIVERSIFIED
                                                                                    CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                                          INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                                            FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                                       $      1,205   $      1,515   $         2,462
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                                        61             93               209
   Investment Advisory Fees                                                                   30             46               105
   Distribution Fees -- Class D                                                               27             24                18
   Shareholder Servicing Fees -- Class D                                                       9              8                 6
   Administrative Servicing Fees -- Class I                                                    6             10                42
   Trustees' Fees                                                                              2              2                 6
   Chief Compliance Officer Fees                                                              --             --                 1
   Registration Fees                                                                           4              7                14
   Printing Fees                                                                               2              3                 7
   Professional Fees                                                                           2              3                 6
   Custodian Fees/Wire Agent Fees                                                             --              1                 1
   Other Expenses                                                                              1              1                 2
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                            144            198               417
----------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                                          (61)           (93)             (209)
         Reimbursement from Administrator                                                     (5)            (7)              (16)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                               78             98               192
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      1,127          1,417             2,270
==================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     FROM AFFILIATED FUNDS:
   Net Realized Gain from Sales of Affiliated Funds                                           64            583               487
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                                                   238            747             5,870
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                                                   302          1,330             6,357
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  $      1,429   $      2,747   $         8,627
==================================================================================================================================

Amounts Designated as -- are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                                      DIVERSIFIED    DIVERSIFIED    DIVERSIFIED
                                                                         MODERATE         GLOBAL         GLOBAL       DIVERSIFIED
                                                                           GROWTH         GROWTH          STOCK        U.S. STOCK
                                                                             FUND           FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                         $     2,797   $      2,006   $        410   $           327
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                        237            281            148                91
   Investment Advisory Fees                                                   119            140             74                46
   Distribution Fees -- Class D                                                66             41             25                42
   Shareholder Servicing Fees -- Class D                                       22             14              8                14
   Administrative Servicing Fees -- Class I                                    30             62             22                 8
   Trustees' Fees                                                               5              7              4                 3
   Chief Compliance Officer Fees                                                1              1             --                --
   Registration Fees                                                           23             19             11                 7
   Printing Fees                                                                6              9              5                 3
   Professional Fees                                                            4              8              5                 3
   Custodian Fees/Wire Agent Fees                                               1              2              1                --
   Other Expenses                                                               3              3              2                 1
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                             517            587            305               218
----------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                          (237)          (281)          (148)              (91)
         Reimbursement from Administrator                                     (19)           (21)           (13)               (9)
----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                               261            285            144               118
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       2,536          1,721            266               209
==================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     FROM AFFILIATED FUNDS:
   Net Realized Gain from Sales of Affiliated Funds                         1,145            489          1,127             1,014
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                                  5,494         12,148          7,597             3,525
----------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                                  6,639         12,637          8,724             4,539
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $     9,175   $     14,358   $      8,990   $         4,748
==================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          27

Statements of Operations ($ Thousands)

For the six months ended September 30, 2007 (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                                                DEFENSIVE
                                                                   DEFENSIVE     STRATEGY   CONSERVATIVE
                                                                    STRATEGY   ALLOCATION       STRATEGY
                                                                        FUND         FUND           FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                      $   1,553   $      363   $      2,024
---------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                   112           20            156
   Investment Advisory Fees                                               56           10             78
   Trustees' Fees                                                          3            1              4
   Chief Compliance Officer Fees                                          --           --             --
   Administrative Servicing Fees -- Class I                               --           --              1
   Registration Fees                                                       7           --              9
   Printing Fees                                                           4            1              5
   Professional Fees                                                       4            1              5
   Custodian Fees/Wire Agent Fees                                          1           --              1
   Other Expenses                                                          1           --              2
---------------------------------------------------------------------------------------------------------
   Total Expenses                                                        188           33            261
---------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                     (112)         (20)          (156)
         Reimbursement from Administrator                                (20)          (3)           (26)
---------------------------------------------------------------------------------------------------------
   Net Expenses                                                           56           10             79
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  1,497          353          1,945
=========================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                         40          148           (109)
   Net Change in Unrealized Appreciation (Depreciation)
      from Affiliated Funds                                           (1,143)        (312)          (933)
---------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
      from Affiliated Funds                                           (1,103)        (164)        (1,042)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $     394   $      189   $        903
=========================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                   CONSERVATIVE                MODERATE
                                                                       STRATEGY   MODERATE     STRATEGY
                                                                     ALLOCATION   STRATEGY   ALLOCATION
                                                                           FUND       FUND         FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                      $        783   $  6,934   $    1,375
--------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                       48        550          135
   Investment Advisory Fees                                                  24        275           68
   Trustees' Fees                                                             1         15            4
   Chief Compliance Officer Fees                                             --          3           --
   Administrative Servicing Fees -- Class I                                  --          1           --
   Registration Fees                                                          3         29            8
   Printing Fees                                                              2         19            5
   Professional Fees                                                          2         19            4
   Custodian Fees/Wire Agent Fees                                            --          3            1
   Other Expenses                                                            --          5            1
--------------------------------------------------------------------------------------------------------
   Total Expenses                                                            80        919          226
--------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                         (48)      (550)        (135)
         Reimbursement from Administrator                                    (8)       (93)         (23)
--------------------------------------------------------------------------------------------------------
   Net Expenses                                                              24        276           68
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       759      6,658        1,307
========================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                          (147)        17         (106)
   Net Change in Unrealized Appreciation (Depreciation)
      from Affiliated Funds                                                (446)     1,542        3,873
--------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
      from Affiliated Funds                                                (593)     1,559        3,767
--------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                              $        166   $  8,217   $    5,074
========================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          29

Statements of Operations ($ Thousands)

For the six months ended September 30, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------
                                                                                TAX-MANAGED
                                                                   AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                                     STRATEGY      STRATEGY      STRATEGY
                                                                         FUND          FUND          FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                      $    2,739   $       514   $     1,655
----------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    436           110           105
   Investment Advisory Fees                                               218            55            52
   Trustees' Fees                                                          12             3             3
   Administrative Servicing Fees -- Class I                                 5            --            --
   Chief Compliance Officer Fees                                            2            --            --
   Registration Fees                                                       19             6             7
   Professional Fees                                                       16             4             2
   Printing Fees                                                           15             4             3
   Custodian Fees/Wire Agent Fees                                           3             1             1
   Other Expenses                                                           4             1             1
----------------------------------------------------------------------------------------------------------
   Total Expenses                                                         730           184           174
----------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (436)         (110)         (105)
         Reimbursement from Administrator                                 (70)          (19)          (17)
----------------------------------------------------------------------------------------------------------
   Net Expenses                                                           224            55            52
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   2,515           459         1,603
----------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
      FROM AFFILIATED FUNDS:
   Net Realized Gain from Affiliated Funds                                 45             5            92
   Net Change in Unrealized Appreciation
      from Affiliated Funds                                            18,843         6,774         1,572
----------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
      from Affiliated Funds                                            18,888         6,779         1,664
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $   21,403   $     7,238   $     3,267
==========================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

---------------------------------------------------------------------------------------------------------------
                                                                   CORE MARKET                   MARKET GROWTH
                                                                      STRATEGY   MARKET GROWTH        STRATEGY
                                                                    ALLOCATION        STRATEGY      ALLOCATION
                                                                          FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                      $       127   $       8,584   $         940
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                      27             767             199
   Investment Advisory Fees                                                 13             384              99
   Trustees' Fees                                                            1              21               5
   Administrative Servicing Fees -- Class I                                 --               6              --
   Chief Compliance Officer Fees                                            --               3               1
   Registration Fees                                                         2              41              10
   Professional Fees                                                         1              26               7
   Printing Fees                                                             1              26               7
   Custodian Fees/Wire Agent Fees                                           --               4               1
   Other Expenses                                                           --               7               2
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                           45           1,285             331
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                        (27)           (767)           (199)
         Reimbursement from Administrator                                   (5)           (128)            (33)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                             13             390              99
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      114           8,194             841
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      FROM AFFILIATED FUNDS:
   Net Realized Gain from Affiliated Funds                                 154             331              44
   Net Change in Unrealized Appreciation
      from Affiliated Funds                                              1,527          21,040          12,572
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
      from Affiliated Funds                                              1,681          21,371          12,616
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 $     1,795   $      29,565   $      13,457
===============================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2007 (Unaudited) and the year ended March 31, 2007

--------------------------------------------------------------------------------------------------------------------
                                                         DIVERSIFIED          DIVERSIFIED        DIVERSIFIED GLOBAL
                                                    CONSERVATIVE INCOME       CONSERVATIVE        MODERATE GROWTH
                                                            FUND                  FUND                  FUND
--------------------------------------------------------------------------------------------------------------------
                                                    4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-    4/01/06
                                                     9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $  1,127   $  2,288   $  1,417   $  3,330   $  2,270   $  5,737
   Net Realized Gain from Affiliated Funds                64        164        583      1,027        487      2,472
   Capital Gain Distributions Received
     from Affiliated Funds                                --        190         --        706         --      2,996
   Net Change in Unrealized Appreciation
     from Affiliated Funds                               238      1,573        747      3,404      5,870      8,880
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          1,429      4,215      2,747      8,467      8,627     20,085
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                              (503)    (2,004)      (695)    (3,139)    (1,153)    (5,723)
   Class D                                               (56)      (229)       (41)      (201)       (20)      (170)
   Class I                                               (44)      (178)       (77)      (278)      (205)      (911)
   Net Realized Gains:
   Class A                                                --     (1,082)        --     (3,310)        --     (4,968)
   Class D                                                --       (170)        --       (303)        --       (225)
   Class I                                                --       (108)        --       (339)        --       (854)
--------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                    (603)    (3,771)      (813)    (7,570)    (1,378)   (12,851)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                         6,115     10,873     10,170     33,932     27,778     48,606
   Reinvestment of Dividends and Distributions           500      3,057        695      6,419      1,150     10,672
   Cost of Shares Redeemed                            (4,728)   (23,258)   (19,208)   (55,244)   (27,804)   (75,415)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         1,887     (9,328)    (8,343)   (14,893)     1,124    (16,137)
--------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                           215        709        481      1,356        496        948
   Reinvestment of Dividends and Distributions            54        386         40        498         19        377
   Cost of Shares Redeemed                              (422)    (2,332)    (1,206)    (4,252)      (639)    (4,476)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                          (153)    (1,237)      (685)    (2,398)      (124)    (3,151)
--------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                           780      2,139      3,721      5,591      7,432     18,323
   Reinvestment of Dividends and Distributions            44        284         77        616        205      1,760
   Cost of Shares Redeemed                            (1,163)    (1,887)    (4,832)    (5,496)    (5,192)    (7,989)
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     From Class I Transactions                          (339)       536     (1,O34)       711      2,445     12,094
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   1,395    (10,029)   (10,062)   (16,580)     3,445     (7,194)
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets               2,221     (9,585)    (8,128)   (15,683)    10,694         40
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                59,152     68,737     95,106    110,789    205,439    205,399
--------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $ 61,373   $ 59,152   $ 86,978   $ 95,106   $216,133   $205,439
====================================================================================================================
   Undistributed Net Investment Income/
     Distributions in excess of Net Investment
     Income Included in Net Assets at
     End of Period                                  $   536    $     12   $    616   $     12   $    908   $     16
====================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

------------------------------------------------------------------------------------------------
                                                         DIVERSIFIED            DIVERSIFIED
                                                       MODERATE GROWTH         GLOBAL GROWTH
                                                            FUND                   FUND
------------------------------------------------------------------------------------------------
                                                    4/01/07-     4/01/06   4/01/07-     4/01/06
                                                     9/30/07     3/31/07    9/30/07     3/31/07
------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $  2,536   $   7,784   $  1,721   $   5,460
   Net Realized Gain from Affiliated Funds             1,145       6,990        489       2,766
   Capital Gain Distributions Received
     from Affiliated Funds                                --       2,543         --       4,815
   Net Change in Unrealized Appreciation
     from Affiliated Funds                             5,494      10,150     12,148      15,366
------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          9,175      27,467     14,358      28,407
------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                            (1,285)     (7,965)      (981)     (5,873)
   Class D                                               (66)       (435)       (19)       (240)
   Class I                                              (142)       (676)      (194)     (1,002)
   Net Realized Gains:
   Class A                                                --      (6,485)        --      (3,944)
   Class D                                                --        (652)        --        (264)
   Class I                                                --        (762)        --        (802)
------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (1,493)    (16,975)    (1,194)    (12,125)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                        14,854      55,774     24,136      58,805
   Reinvestment of Dividends and Distributions         1,279      14,307        978       9,785
   Cost of Shares Redeemed                           (23,861)   (223,052)   (26,770)   (104,141)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                        (7,728)   (152,971)    (1,656)    (35,551)
------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                         1,249       2,214        992       2,750
   Reinvestment of Dividends and Distributions            62         984         18         503
   Cost of Shares Redeemed                            (3,089)     (5,413)    (2,020)     (6,894)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                        (1,778)     (2,215)    (1,010)     (3,641)
------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                         4,138       9,225     10,057      20,050
   Reinvestment of Dividends and Distributions           138       1,413        191       1,778
   Cost of Shares Redeemed                            (5,134)    (11,076)    (5,906)    (11,130)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     From Class I Transactions                          (858)       (438)     4,342      10,698
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                 (10,364)   (155,624)     1,676     (28,494)
------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              (2,682)   (145,132)    14,840     (12,212)
------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                               235,970     381,102    270,531     282,743
------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $233,288   $ 235,970   $285,371   $ 270,531
================================================================================================
   Undistributed Net Investment Income/
     Distributions in excess of Net Investment
     Income Included in Net Assets at
   End of Period                                    $  1,064   $      21   $    536   $       9
================================================================================================

------------------------------------------------------------------------------------------------
                                                         DIVERSIFIED            DIVERSIFIED
                                                        GLOBAL STOCK            U.S. STOCK
                                                            FUND                   FUND
------------------------------------------------------------------------------------------------
                                                    4/01/07-     4/01/06   4/01/07-     4/01/06
                                                     9/30/07     3/31/07    9/30/07     3/31/07
------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $    266   $   1,970   $    209   $     773
   Net Realized Gain from Affiliated Funds             1,127       1,018      1,014         351
   Capital Gain Distributions Received
     from Affiliated Funds                                --       3,005         --       1,243
   Net Change in Unrealized Appreciation
     from Affiliated Funds                             7,597      10,232      3,525       6,268
------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations          8,990      16,225      4,748       8,635
------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                              (288)     (2,586)      (230)     (1,338)
   Class D                                                --         (90)        (7)        (91)
   Class I                                               (28)       (280)       (15)        (80)
   Net Realized Gains:
   Class A                                                --          --         --          --
   Class D                                                --          --         --          --
   Class I                                                --          --         --          --
------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                    (316)     (2,956)      (252)     (1,509)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                        14,108      37,027      5,278      17,459
   Reinvestment of Dividends and Distributions           286       2,535        224       1,278
   Cost of Shares Redeemed                           (21,572)    (72,566)   (12,390)    (40,340)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                        (7,178)    (33,004)    (6,888)    (21,603)
------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                         1,103       1,250        797       2,327
   Reinvestment of Dividends and Distributions            --          88          6          88
   Cost of Shares Redeemed                              (760)     (1,997)    (2,028)     (5,155)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                           343        (659)    (1,225)     (2,740)
------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                         2,730      10,119        694       1,565
   Reinvestment of Dividends and Distributions            28         272         15          78
   Cost of Shares Redeemed                            (4,216)     (3,040)      (519)     (2,237)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     From Class I Transactions                        (1,458)      7,351        190        (594)
------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                  (8,293)    (26,312)    (7,923)    (24,937)
------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                 381     (13,043)    (3,427)    (17,811)
------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                               144,562     157,605     91,085     108,896
------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $144,943   $ 144,562   $ 87,658   $  91,085
================================================================================================
   Undistributed Net Investment Income/
     Distributions in excess of Net Investment
     Income Included in Net Assets at
     End of Period                                  $    (50)  $      --   $    (43)  $      --
================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2007 (Unaudited) and the year ended March 31, 2007

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DEFENSIVE
                                                                            DEFENSIVE STRATEGY           STRATEGY ALLOCATION
                                                                                   FUND                          FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           4/01/07-       4/01/06-       4/01/07-       4/01/06-
                                                                           9/30/07        3/31/07        9/30/07        3/31/07
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      1,497   $      4,696   $        353   $        796
   Net Realized Gain (Loss) from Affiliated Funds                                40            534            148            212
   Capital Gain Distributions Received from Affiliated Funds                     --            533             --            441
   Net Change in Unrealized Appreciation (Depreciation)
     from Affiliated Funds                                                   (1,143)         2,531           (312)         1,269
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                   394          8,294            189          2,718
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (1,266)        (4,975)          (221)          (991)
   Class I                                                                       --             --             --             --
   Net Realized Gains:
   Class A                                                                       --           (150)            --           (320)
   Class I                                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (1,266)        (5,125)          (221)        (1,311)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                               22,953         38,980          4,013          8,129
   Reinvestment of Dividends and Distributions                                1,244          5,056            210          1,251
   Cost of Shares Redeemed                                                  (19,507)       (37,383)        (4,809)        (9,958)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                             4,690          6,653           (586)          (578)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                   --             --             --             --
   Reinvestment of Dividends and Distributions                                   --             --             --             --
   Cost of Shares Redeemed                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                      --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                               4,690          6,653           (586)          (578)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                      3,818          9,822           (618)           829
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      109,333         99,511         20,856         20,027
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $    113,151   $    109,333   $     20,238   $     20,856
=================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                           $        235   $          4   $        135   $          3
=================================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             CONSERVATIVE
                                                                          CONSERVATIVE STRATEGY          STRATEGY ALLOCATION
                                                                                   FUND                          FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           4/01/07-        4/01/06       4/01/07-        4/01/06
                                                                            9/30/07        3/31/07        9/30/07        3/31/07
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     1,945   $      5,203   $        759   $      1,454
   Net Realized Gain (Loss) from Affiliated Funds                              (109)           702           (147)            86
   Capital Gain Distributions Received from Affiliated Funds                     --          1,264             --          1,065
   Net Change in Unrealized Appreciation (Depreciation)
     from Affiliated Funds                                                     (933)         5,649           (446)         3,364
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                   903         12,818            166          5,969
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (1,533)        (5,815)          (494)        (1,937)
   Class I                                                                       (6)            (6)            --             --
   Net Realized Gains:
   Class A                                                                       --           (240)            --           (589)
   Class I                                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (1,539)        (6,061)          (494)        (2,526)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                               34,987        102,688         11,273         18,928
   Reinvestment of Dividends and Distributions                                1,470          5,795            461          2,370
   Cost of Shares Redeemed                                                  (24,577)       (78,613)       (11,776)       (14,385)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                            11,880         29,870            (42)         6,913
---------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                  773            557             --             --
   Reinvestment of Dividends and Distributions                                    4              6             --             --
   Cost of Shares Redeemed                                                     (556)           (48)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                     221            515             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                              12,101         30,385            (42)         6,913
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     11,465         37,142           (370)        10,356
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      147,390        110,248         47,553         37,197
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $    158,855   $    147,390   $     47,183   $     47,553
=================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                           $        415   $          9   $        271   $          6
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               MODERATE
                                                                            MODERATE STRATEGY           STRATEGY ALLOCATION
                                                                                   FUND                          FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           4/01/07-        4/01/06       4/01/07-        4/01/06
                                                                            9/30/07        3/31/07        9/30/07        3/31/07
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      6,658   $     15,170   $      1,307   $      2,667
   Net Realized Gain (Loss) from Affiliated Funds                                17          4,609           (106)           118
   Capital Gain Distributions Received from Affiliated Funds                     --          6,518             --          2,421
   Net Change in Unrealized Appreciation (Depreciation)
     from Affiliated Funds                                                    1,542         18,691          3,873          9,451
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                 8,217         44,988          5,074         14,657
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (4,544)       (17,581)          (912)        (3,650)
   Class I                                                                       (6)            (8)            --             --
   Net Realized Gains:
   Class A                                                                       --         (5,283)            --           (221)
   Class I                                                                       --             (1)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total Dividends and Distributions                                            (4,550)       (22,873)          (912)        (3,871)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                              105,449        301,983         25,803         50,422
   Reinvestment of Dividends and Distributions                                4,452         22,236            867          3,697
   Cost of Shares Redeemed                                                  (83,212)      (159,744)       (18,716)       (28,309)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class A
     Transactions                                                            26,689        164,475          7,954         25,810
---------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                  743            731             --             --
   Reinvestment of Dividends and Distributions                                    4              9             --             --
   Cost of Shares Redeemed                                                     (576)           (51)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class I Transactions                     171            689             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                              26,860        165,164          7,954         25,810
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     30,527        187,279         12,116         36,596
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      529,942        342,663        128,135         91,539
---------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $    560,469   $    529,942   $    140,251   $    128,135
=================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                           $      2,152   $         44   $        402   $          7
=================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          35

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2007 (Unaudited) and the year ended March 31, 2007

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              TAX-MANAGED
                                                                           AGGRESSIVE STRATEGY            AGGRESSIVE STRATEGY
                                                                                   FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                           4/01/07-       4/01/06-       4/01/07-        4/01/06-
                                                                            9/30/07        3/31/07        9/30/07         3/31/07
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      2,515   $      7,727   $        459   $       1,596
   Net Realized Gain (Loss) from Affiliated Funds                                45             53              5             (93)
   Capital Gain Distributions Received from Affiliated Funds                     --          8,206             --           1,983
   Net Change in Unrealized Appreciation from Affiliated Funds               18,843         21,460          6,774           5,723
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                21,403         37,446          7,238           9,209
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (1,984)        (9,806)          (367)         (1,962)
   Class I                                                                      (18)           (36)            --              --
   Net Realized Gains:
   Class A                                                                       --         (8,009)            --            (516)
   Class I                                                                       --            (26)            --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (2,002)       (17,877)          (367)         (2,478)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                               95,447        263,534         20,184          43,026
   Reinvestment of Dividends and Distributions                                1,967         17,733            365           2,449
   Cost of Shares Redeemed                                                  (75,278)       (88,556)       (11,404)        (17,705)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                               22,136        192,711          9,145          27,770
----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                2,449          3,874             --              --
   Reinvestment of Dividends and Distributions                                   18             62             --              --
   Cost of Shares Redeemed                                                   (1,973)          (213)            --              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                  494          3,723             --              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                              22,630        196,434          9,145          27,770
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                42,031        216,003         16,016          34,501
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      408,657        192,654        101,161          66,660
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $    450,688   $    408,657   $    117,177   $     101,161
==================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                           $        524   $         11   $         94   $           2
==================================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              CORE MARKET
                                                                           CORE MARKET STRATEGY           STRATEGY ALLOCATION
                                                                                   FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                           4/01/07-        4/01/06       4/01/07-         4/01/06
                                                                            9/30/07        3/31/07        9/30/07         3/31/07
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      1,603   $      3,532   $        114   $         457
   Net Realized Gain (Loss) from Affiliated Funds                                92            353            154              86
   Capital Gain Distributions Received from Affiliated Funds                     --          1,252             --             566
   Net Change in Unrealized Appreciation from Affiliated Funds                1,572          4,102          1,527           1,630
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                 3,267          9,239          1,795           2,739
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                     (897)        (3,908)           (92)           (567)
   Class I                                                                       --             --             --              --
   Net Realized Gains:
   Class A                                                                       --         (2,072)            --            (723)
   Class I                                                                       --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                           (897)        (5,980)           (92)         (1,290)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                               21,483         54,936          2,828           9,943
   Reinvestment of Dividends and Distributions                                  878          5,909             85           1,182
   Cost of Shares Redeemed                                                  (12,689)       (48,687)        (4,022)         (7,115)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                                9,672         12,158         (1,109)          4,010
----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                   --             --             --              --
   Reinvestment of Dividends and Distributions                                   --             --             --              --
   Cost of Shares Redeemed                                                       --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                   --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                               9,672         12,158         (1,109)          4,010
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                12,042         15,417            594           5,459
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       99,465         84,048         25,915          20,456
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $    111,507   $     99,465   $     26,509   $      25,915
==================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                           $        721   $         15   $         22   $          --
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET GROWTH
                                                                          MARKET GROWTH STRATEGY          STRATEGY ALLOCATION
                                                                                   FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                           4/01/07-        4/01/06       4/01/07-         4/01/06
                                                                            9/30/07        3/31/07        9/30/07         3/31/07
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      8,194   $     18,922   $        841   $       2,917
   Net Realized Gain (Loss) from Affiliated Funds                               331            218             44              16
   Capital Gain Distributions Received from Affiliated Funds                     --         12,168             --           3,564
   Net Change in Unrealized Appreciation from Affiliated Funds               21,040         34,306         12,572          10,426
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                29,565         65,614         13,457          16,923
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                   (5,082)       (22,128)          (679)         (3,579)
   Class I                                                                      (35)           (51)            --              --
   Net Realized Gains:
   Class A                                                                       --        (15,558)            --          (1,043)
   Class I                                                                       --            (32)            --              --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (5,117)       (37,769)          (679)         (4,622)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                                              139,995        394,033         30,868          76,931
   Reinvestment of Dividends and Distributions                                5,023         37,356            673           4,560
   Cost of Shares Redeemed                                                 (119,874)      (199,857)       (20,652)        (35,906)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                                               25,144        231,532         10,889          45,585
----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                4,015          4,723             --              --
   Reinvestment of Dividends and Distributions                                   34             83             --              --
   Cost of Shares Redeemed                                                   (2,879)          (186)            --              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                1,170          4,620             --              --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                              26,314        236,152         10,889          45,585
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                50,762        263,997         23,667          57,886
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      730,956        466,959        185,677         127,791
----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                       $    781,718   $    730,956   $    209,344   $     185,677
==================================================================================================================================
   Undistributed Net Investment Income
     Included in Net Assets at End of Period                           $      3,139   $         62   $        165   $           3
==================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          37

Financial Highlights

For the six months ended September 30, 2007 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout each Period

------------------------------------------------------------------------------------------------------------------------------------
                                                             Net Realized
                                                                      and                             Distributions
                                    Net Asset                  Unrealized                 Dividends            from           Total
                                       Value,          Net          Gains                  from Net        Realized       Dividends
                                    Beginning   Investment    (Losses) on   Total from   Investment         Capital             and
                                    of Period       Income     Securities   Operations       Income           Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND

   CLASS A
   2007@                            $   11.35   $     0.22*  $       0.06   $     0.28   $    (0.12)  $          --   $       (0.12)
   2007                                 11.28         0.43*          0.36         0.79        (0.46)          (0.26)          (0.72)
   2006                                 11.07         0.34*          0.29         0.63        (0.35)          (0.07)          (0.42)
   2005                                 11.22         0.27*          0.02         0.29        (0.32)          (0.12)          (0.44)
   2004                                 10.28         0.24*          1.01         1.25        (0.24)          (0.07)          (0.31)
   2003                                 10.75         0.29          (0.41)       (0.12)       (0.31)          (0.04)          (0.35)
   CLASS D
   2007@                            $   11.28   $     0.16*  $       0.06   $     0.22   $    (0.09)  $          --   $       (0.09)
   2007                                 11.21         0.31*          0.36         0.67        (0.34)          (0.26)          (0.60)
   2006                                 11.01         0.22*          0.28         0.50        (0.23)          (0.07)          (0.30)
   2005                                 11.13         0.15*          0.03         0.18        (0.18)          (0.12)          (0.30)
   2004                                 10.20         0.14*          1.00         1.14        (0.14)          (0.07)          (0.21)
   2003                                 10.67         0.18          (0.41)       (0.23)       (0.20)          (0.04)          (0.24)
   CLASS I
   2007@                            $   11.33   $     0.21*  $       0.05   $     0.26   $    (0.11)  $          --   $       (0.11)
   2007                                 11.26         0.40*          0.36         0.76        (0.43)          (0.26)          (0.69)
   2006                                 11.06         0.32*          0.27         0.59        (0.32)          (0.07)          (0.39)
   2005                                 11.20         0.24*          0.03         0.27        (0.29)          (0.12)          (0.41)
   2004                                 10.27         0.22*          1.00         1.22        (0.22)          (0.07)          (0.29)
   2003(1)                              10.54         0.24          (0.25)       (0.01)       (0.22)          (0.04)          (0.26)

DIVERSIFIED CONSERVATIVE FUND

   CLASS A
   2007@                            $   11.03   $     0.18*  $       0.16   $     0.34   $    (0.10)  $          --   $       (0.10)
   2007                                 10.97         0.37*          0.57         0.94        (0.41)          (0.47)          (0.88)
   2006                                 10.48         0.30*          0.55         0.85        (0.30)          (0.06)          (0.36)
   2005                                 10.50         0.27*          0.14         0.41        (0.31)          (0.12)          (0.43)
   2004                                  9.10         0.24*          1.46         1.70        (0.23)          (0.07)          (0.30)
   2003                                  9.71         0.22          (0.58)       (0.36)       (0.22)          (0.03)          (0.25)
   CLASS D
   2007@                            $   11.01   $     0.12*  $       0.16   $     0.28   $    (0.07)  $          --   $       (0.07)
   2007                                 10.96         0.26*          0.56         0.82        (0.30)          (0.47)          (0.77)
   2006                                 10.47         0.19*          0.56         0.75        (0.20)          (0.06)          (0.26)
   2005                                 10.46         0.16*          0.15         0.31        (0.18)          (0.12)          (0.30)
   2004                                  9.06         0.14*          1.46         1.60        (0.13)          (0.07)          (0.20)
   2003                                  9.66         0.14          (0.59)       (0.45)       (0.12)          (0.03)          (0.15)
   CLASS I
   2007@                            $   11.02   $     0.16*  $       0.17   $     0.33   $    (0.10)  $          --   $       (0.10)
   2007                                 10.96         0.34*          0.57         0.91        (0.38)          (0.47)          (0.85)
   2006                                 10.47         0.27*          0.56         0.83        (0.28)          (0.06)          (0.34)
   2005                                 10.49         0.24*          0.14         0.38        (0.28)          (0.12)          (0.40)
   2004                                  9.09         0.21*          1.47         1.68        (0.21)          (0.07)          (0.28)
   2003(1)                               9.56         0.18          (0.46)       (0.28)       (0.16)          (0.03)          (0.19)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of
                                                                                                               Expenses
                                                                                                             to Average
                                                                                            Ratio of Net     Net Assets
                                                                             Ratio of Net     Investment     (Excluding
                                       Net Asset                Net Assets       Expenses         Income        Waivers   Portfolio
                                      Value, End     Total   End of Period     to Average     to Average      and Reim-    Turnover
                                       of Period   Return+   ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND

   CLASS A
   2007@                              $    11.51      2.46%  $      49,722       0.12%          3.85%          0.33%          6%
   2007                                    11.35      7.21          47,155       0.12           3.76           0.35          17
   2006                                    11.28      5.70          56,119       0.12           3.04           0.36          41
   2005                                    11.07      2.62          57,892       0.12           2.40           0.41          27
   2004                                    11.22     12.34          56,376       0.12           2.26           0.36          23
   2003                                    10.28     (1.16)         50,717       0.12           2.79           0.36          24
   CLASS D
   2007@                              $    11.41      1.94%  $       7,188       1.12%          2.86%          1.33%          6%
   2007                                    11.28      6.17           7,258       1.12           2.77           1.35          17
   2006                                    11.21      4.53           8,453       1.12           2.02           1.36          41
   2005                                    11.01      1.63          12,177       1.12           1.39           1.41          27
   2004                                    11.13     11.25          13,747       1.12           1.26           1.36          23
   2003                                    10.20     (2.17)         12,847       1.12           1.78           1.36          24
   CLASS I
   2007@                              $    11.48      2.30%  $       4,463       0.37%          3.58%          0.58%          6%
   2007                                    11.33      6.96           4,739       0.37           3.51           0.60          17
   2006                                    11.26      5.36           4,165       0.37           2.79           0.61          41
   2005                                    11.06      2.41           3,660       0.37           2.16           0.66          27
   2004                                    11.20     12.00           3,434       0.37           1.99           0.61          23
   2003(1)                                 10.27     (0.12)          1,710       0.37           2.19           0.61          24

DIVERSIFIED CONSERVATIVE FUND

   CLASS A
   2007@                              $    11.27      3.12%  $      73,837       0.12%          3.15%          0.34%         10%
   2007                                    11.03      8.79          80,537       0.12           3.34           0.35          32
   2006                                    10.97      8.21          94,597       0.12           2.80           0.36          43
   2005                                    10.48      3.93          92,261       0.12           2.55           0.41          18
   2004                                    10.50     18.98          73,941       0.12           2.41           0.36          15
   2003                                     9.10     (3.65)         55,939       0.12           2.41           0.37          40
   CLASS D
   2007@                              $    11.22      2.57%  $       5,996       1.12%          2.16%          1.34%         10%
   2007                                    11.01      7.62           6,559       1.12           2.34           1.35          32
   2006                                    10.96      7.15           8,942       1.12           1.80           1.36          43
   2005                                    10.47      2.96           9,062       1.12           1.53           1.41          18
   2004                                    10.46     17.85           9,124       1.12           1.41           1.36          15
   2003                                     9.06     (4.61)          8,053       1.12           1.39           1.37          40
   CLASS I
   2007@                              $    11.25      2.96%  $       7,145       0.37%          2.91%          0.59%         10%
   2007                                    11.02      8.54           8,010       0.37           3.12           0.60          32
   2006                                    10.96      7.95           7,250       0.37           2.54           0.61          43
   2005                                    10.47      3.62           7,571       0.37           2.31           0.66          18
   2004                                    10.49     18.72           6,045       0.37           2.15           0.61          15
   2003(1)                                  9.09     (2.93)          3,583       0.37           2.10           0.62          40


--------------------------------------------------------------------------------
38          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                             Net Realized
                                                                      and                             Distributions
                                    Net Asset                  Unrealized                 Dividends            from           Total
                                       Value,          Net          Gains                  from Net        Realized       Dividends
                                    Beginning   Investment    (Losses) on   Total from   Investment         Capital             and
                                    of Period       Income     Securities   Operations       Income           Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND

   CLASS A
   2007@                            $   12.38   $     0.14*  $       0.38   $     0.52   $    (0.09)  $          --   $       (0.09)
   2007                                 11.96         0.35*          0.87         1.22        (0.42)          (0.38)          (0.80)
   2006                                 10.92         0.27*          1.09         1.36        (0.27)          (0.05)          (0.32)
   2005                                 11.12         0.25*          0.41         0.66        (0.30)          (0.56)          (0.86)
   2004                                  8.94         0.22*          2.23         2.45        (0.21)          (0.06)          (0.27)
   2003                                 10.39         0.20          (1.42)       (1.22)       (0.21)          (0.02)          (0.23)
   CLASS D
   2007@                            $   12.26        $0.08*  $       0.37   $     0.45   $    (0.05)  $          --   $       (0.05)
   2007                                 11.85         0.23*          0.85         1.08        (0.29)          (0.38)          (0.67)
   2006                                 10.82         0.16*          1.07         1.23        (0.15)          (0.05)          (0.20)
   2005                                 11.00         0.14*          0.40         0.54        (0.16)          (0.56)          (0.72)
   2004                                  8.85         0.12*          2.20         2.32        (0.11)          (0.06)          (0.17)
   2003                                 10.27         0.13          (1.43)       (1.30)       (0.10)          (0.02)          (0.12)
   CLASS I
   2007@                            $   12.34   $     0.13*  $       0.37   $     0.50   $    (0.08)  $          --   $       (0.08)
   2007                                 11.93         0.33*          0.85         1.18        (0.39)          (0.38)          (0.77)
   2006                                 10.89         0.24*          1.09         1.33        (0.24)          (0.05)          (0.29)
   2005                                 11.08         0.23*          0.41         0.64        (0.27)          (0.56)          (0.83)
   2004                                  8.92         0.20*          2.21         2.41        (0.19)          (0.06)          (0.25)
   2003(1)                               9.83         0.17          (0.90)       (0.73)       (0.16)          (0.02)          (0.18)

DIVERSIFIED MODERATE GROWTH FUND

   CLASS A
   2007@                            $   13.64   $     0.16*  $       0.39   $     0.55   $    (0.09)  $          --   $       (0.09)
   2007                                 13.29         0.34*          0.94         1.28        (0.45)          (0.48)          (0.93)
   2006                                 12.20         0.27*          1.11         1.38        (0.28)          (0.01)          (0.29)
   2005                                 11.91         0.25*          0.35         0.60        (0.27)          (0.04)          (0.31)
   2004                                  9.68         0.20*          2.28         2.48        (0.19)          (0.06)          (0.25)
   2003                                 11.21         0.18          (1.50)       (1.32)       (0.18)          (0.03)          (0.21)
   CLASS D
   2007@                            $   13.58   $     0.09*  $       0.38   $     0.47   $    (0.05)  $          --   $       (0.05)
   2007                                 13.24         0.22*          0.92         1.14        (0.32)          (0.48)          (0.80)
   2006                                 12.16         0.15*          1.09         1.24        (0.15)          (0.01)          (0.16)
   2005                                 11.84         0.12*          0.36         0.48        (0.12)          (0.04)          (0.16)
   2004                                  9.63         0.10*          2.26         2.36        (0.09)          (0.06)          (0.15)
   2003                                 11.14         0.09          (1.49)       (1.40)       (0.08)          (0.03)          (0.11)
   CLASS I
   2007@                            $   13.63   $     0.14*  $       0.39   $     0.53   $    (0.08)  $          --   $       (0.08)
   2007                                 13.29         0.32*          0.92         1.24        (0.42)          (0.48)          (0.90)
   2006                                 12.20         0.24*          1.11         1.35        (0.25)          (0.01)          (0.26)
   2005                                 11.90         0.22*          0.35         0.57        (0.23)          (0.04)          (0.27)
   2004                                  9.67         0.18*          2.28         2.46        (0.17)          (0.06)          (0.23)
   2003(1)                              10.70         0.15          (1.02)       (0.87)       (0.13)          (0.03)          (0.16)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of
                                                                                                               Expenses
                                                                                                             to Average
                                                                                            Ratio of Net     Net Assets
                                                                             Ratio of Net     Investment     (Excluding
                                       Net Asset                Net Assets       Expenses         Income        Waivers   Portfolio
                                      Value, End     Total   End of Period     to Average     to Average      and Reim-    Turnover
                                       of Period   Return+   ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND

   CLASS A
   2007@                              $    12.81      4.17%  $     175,891           0.12%          2.23%          0.34%         10%
   2007                                    12.38     10.44         168,886           0.12           2.86           0.34          28
   2006                                    11.96     12.64         178,977           0.12           2.40           0.36          58
   2005                                    10.92      5.99         158,229           0.12           2.24           0.41          24
   2004                                    11.12     27.72         176,704           0.12           2.12           0.36          36
   2003                                     8.94    (11.83)        125,946           0.12           2.17           0.37         123
   CLASS D
   2007@                              $    12.66      3.69%  $       4,774           1.12%          1.24%          1.34%         10%
   2007                                    12.26      9.32           4,739           1.12           1.89           1.34          28
   2006                                    11.85     11.51           7,674           1.12           1.38           1.36          58
   2005                                    10.82      4.96           8,347           1.12           1.29           1.41          24
   2004                                    11.00     26.46           8,829           1.12           1.18           1.36          36
   2003                                     8.85    (12.69)          4,969           1.12           1.16           1.37         123
   CLASS I
   2007@                              $    12.76      4.03%  $      35,468           0.37%          1.99%          0.59%         10%
   2007                                    12.34     10.13          31,814           0.37           2.70           0.59          28
   2006                                    11.93     12.41          18,748           0.37           2.15           0.61          58
   2005                                    10.89      5.80          13,973           0.37           2.10           0.67          24
   2004                                    11.08     27.28           8,408           0.37           1.96           0.62          36
   2003(1)                                  8.92     (7.51)          2,222           0.37           1.74           0.62         123

DIVERSIFIED MODERATE GROWTH FUND

   CLASS A
   2007@                              $    14.10      4.05%  $     193,558           0.12%          2.24%          0.34%          6%
   2007                                    13.64      9.85         194,744           0.12           2.55           0.35          15
   2006                                    13.29     11.41         338,254           0.12           2.15           0.36          52
   2005                                    12.20      5.09         337,643           0.12           2.08           0.40          18
   2004                                    11.91     25.88         200,772           0.12           1.85           0.36          17
   2003                                     9.68    (11.86)        157,985           0.12           1.79           0.38          30
   CLASS D
   2007@                              $    14.00      3.49%  $      16,597           1.12%          1.24%          1.34%          6%
   2007                                    13.58      8.70          17,844           1.12           1.67           1.35          15
   2006                                    13.24     10.27          19,586           1.12           1.15           1.36          52
   2005                                    12.16      4.08          18,569           1.12           1.03           1.40          18
   2004                                    11.84     24.57          20,780           1.12           0.87           1.36          17
   2003                                     9.63    (12.69)         21,649           1.12           0.78           1.38          30
   CLASS I
   2007@                              $    14.08      3.91%  $      23,133           0.37%          1.99%          0.59%          6%
   2007                                    13.63      9.49          23,382           0.37           2.42           0.60          15
   2006                                    13.29     11.14          23,262           0.37           1.91           0.61          52
   2005                                    12.20      4.87          19,137           0.37           1.81           0.65          18
   2004                                    11.90     25.61          10,887           0.37           1.59           0.62          17
   2003(1)                                  9.67     (8.22)          4,858           0.37           1.42           0.63          30

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 @ For the six months ended September 30, 2007 (unaudited). All ratios have been annualized.

 *    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          39

Financial Highlights

For the six months ended September 30, 2007 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout each Period

------------------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and                            Distributions
                    Net Asset          Net      Unrealized                Dividends            from                     Total
                       Value,   Investment           Gains                 from Net        Realized    Return       Dividends
                    Beginning       Income     (Losses) on   Total from  Investment         Capital        of             and
                    of Period       (Loss)      Securities   Operations      Income           Gains   Capital   Distributions
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND

   CLASS A
   2007@              $ 14.45     $   0.10*         $ 0.68       $ 0.78     $ (0.07)        $    --   $    --         $ (0.07)
   2007                 13.61         0.29*           1.22         1.51       (0.39)          (0.28)       --           (0.67)
   2006                 12.01         0.21*           1.67         1.88       (0.21)          (0.07)       --           (0.28)
   2005                 11.63         0.20*           0.60         0.80       (0.22)          (0.20)       --           (0.42)
   2004                  8.79         0.15*           2.87         3.02       (0.14)          (0.04)       --           (0.18)
   2003                 11.05         0.12           (2.24)       (2.12)      (0.13)          (0.01)       --           (0.14)
   CLASS D
   2007@              $ 14.36     $   0.02*         $ 0.67       $ 0.69     $ (0.03)        $    --   $    --         $ (0.03)
   2007                 13.52         0.16*           1.21         1.37       (0.25)          (0.28)       --           (0.53)
   2006                 11.93         0.08*           1.66         1.74       (0.08)          (0.07)       --           (0.15)
   2005                 11.54         0.07*           0.60         0.67       (0.08)          (0.20)       --           (0.28)
   2004                  8.73         0.05*           2.84         2.89       (0.04)          (0.04)       --           (0.08)
   2003                 10.97         0.03           (2.23)       (2.20)      (0.03)          (0.01)       --           (0.04)
   CLASS I
   2007@              $ 14.44     $   0.08*         $ 0.67       $ 0.75     $ (0.06)        $    --   $    --         $ (0.06)
   2007                 13.61         0.27*           1.20         1.47       (0.36)          (0.28)       --           (0.64)
   2006                 12.00         0.18*           1.68         1.86       (0.18)          (0.07)       --           (0.25)
   2005                 11.62         0.17*           0.60         0.77       (0.19)          (0.20)       --           (0.39)
   2004                  8.79         0.13*           2.86         2.99       (0.12)          (0.04)       --           (0.16)
   2003(1)               9.38         0.07           (0.58)       (0.51)      (0.07)          (0.01)       --           (0.08)

DIVERSIFIED GLOBAL STOCK FUND

   CLASS A
   2007@              $ 14.40     $   0.03*         $ 0.87       $ 0.90     $ (0.04)        $    --   $    --         $ (0.04)
   2007                 13.11         0.18*           1.41         1.59       (0.30)             --        --           (0.30)
   2006                 11.16         0.11*           1.97         2.08       (0.11)          (0.02)       --           (0.13)
   2005                 10.52         0.11*           0.69         0.80       (0.12)          (0.04)       --           (0.16)
   2004                  7.50         0.07*           3.02         3.09       (0.06)          (0.01)       --           (0.07)
   2003                 10.20         0.04           (2.70)       (2.66)      (0.04)             --        --           (0.04)
   CLASS D
   2007@              $ 13.52     $  (0.04)*        $ 0.81       $ 0.77     $    --         $    --   $    --         $    --
   2007                 12.36         0.05*           1.31         1.36       (0.20)             --        --           (0.20)
   2006                 10.57        (0.01)*          1.86         1.85       (0.04)          (0.02)       --           (0.06)
   2005                 10.01          --*            0.66         0.66       (0.06)          (0.04)       --           (0.10)
   2004                  7.17        (0.02)*          2.88         2.86       (0.01)          (0.01)       --           (0.02)
   2003                  9.80           --           (2.63)       (2.63)         --              --        --              --
   CLASS I
   2007@              $ 14.36     $   0.01*         $ 0.87       $ 0.88     $ (0.03)        $    --   $    --         $ (0.03)
   2007                 13.08         0.18*           1.36         1.54       (0.26)             --        --           (0.26)
   2006                 11.14         0.10*           1.94         2.04       (0.08)          (0.02)       --           (0.10)
   2005                 10.50         0.10*           0.67         0.77       (0.09)          (0.04)       --           (0.13)
   2004                  7.50         0.06*           2.99         3.05       (0.04)          (0.01)       --           (0.05)
   2003(1)               8.30           --           (0.78)       (0.78)      (0.02)             --        --           (0.02)

------------------------------------------------------------------------------------------------------------------
                                                                                             Ratio of
                                                                                             Expenses
                                                                          Ratio of Net     to Average
                                                                            Investment     Net Assets
                                                           Ratio of Net         Income     (Excluding
                    Net Asset                Net Assets        Expenses         (Loss)        Waivers   Portfolio
                   Value, End     Total   End of Period      to Average     to Average      and Reim-    Turnover
                    of Period   Return+   ($ Thousands)    Net Assets**     Net Assets   bursement)**        Rate
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND

   CLASS A
   2007@              $ 15.16      5.38%  $     222,759            0.12%          1.31%          0.33%          6%
   2007                 14.45     11.29         213,992            0.12           2.07           0.34          23
   2006                 13.61     15.81         236,477            0.12           1.64           0.36          69
   2005                 12.01      6.89         206,579            0.12           1.69           0.40          16
   2004                 11.63     34.53         171,034            0.12           1.45           0.36          32
   2003                  8.79    (19.30)        122,522            0.12           1.31           0.38          68
   CLASS D
   2007@              $ 15.02      4.77%  $      10,683            1.12%          0.33%          1.33%          6%
   2007                 14.36     10.25          11,161            1.12           1.13           1.34          23
   2006                 13.52     14.69          14,026            1.12           0.62           1.36          69
   2005                 11.93      5.76          13,309            1.12           0.63           1.40          16
   2004                 11.54     33.18          17,583            1.12           0.46           1.36          32
   2003                  8.73    (20.10)         16,932            1.12           0.30           1.38          68
   CLASS I
   2007@              $ 15.13      5.18%  $      51,929            0.37%          1.07%          0.60%          6%
   2007                 14.44     10.95          45,378            0.37           1.96           0.59          23
   2006                 13.61     15.63          32,240            0.37           1.44           0.61          69
   2005                 12.00      6.59          22,177            0.37           1.47           0.66          16
   2004                 11.62     34.13          14,686            0.37           1.25           0.62          32
   2003(1)               8.79     (5.52)          3,859            0.37           1.04           0.63          68

DIVERSIFIED GLOBAL STOCK FUND

   CLASS A
   2007@              $ 15.26      6.22%  $     120,885            0.12%          0.43%          0.34%          6%
   2007                 14.40     12.18         120,818            0.12           1.36           0.34          23
   2006                 13.11     18.75         142,449            0.12           0.95           0.36          86
   2005                 11.16      7.62         123,048            0.12           1.07           0.41          19
   2004                 10.52     41.32         123,657            0.12           0.78           0.36          58
   2003                  7.50    (26.11)         87,359            0.12           0.48           0.38         149
   CLASS D
   2007@              $ 14.29      5.70%  $       6,609            1.12%         (0.54)%         1.34%          6%
   2007                 13.52     11.03           5,908            1.12           0.43           1.34          23
   2006                 12.36     17.53           6,046            1.12          (0.10)          1.36          86
   2005                 10.57      6.57           6,920            1.12           0.05           1.41          19
   2004                 10.01     39.94           7,969            1.12          (0.21)          1.36          58
   2003                  7.17    (26.84)          5,767            1.12          (0.53)          1.38         149
   CLASS I
   2007@              $ 15.21      6.09%  $      17,449            0.37%          0.19%          0.59%          6%
   2007                 14.36     11.88          17,836            0.37           1.37           0.59          23
   2006                 13.08     18.40           9,110            0.37           0.82           0.61          86
   2005                 11.14      7.35           8,445            0.37           0.96           0.66          19
   2004                 10.50     40.77           3,177            0.37           0.58           0.61          58
   2003(1)               7.50     (9.41)            978            0.37           0.01           0.63         149


--------------------------------------------------------------------------------
40         SEI Asset Allocation Trust / Semi-Annual Report /  September 30, 2007

------------------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and                            Distributions
                    Net Asset          Net      Unrealized                Dividends            from                     Total
                       Value,   Investment           Gains                 from Net        Realized    Return       Dividends
                    Beginning       Income     (Losses) on   Total from  Investment         Capital        of             and
                    of Period       (Loss)      Securities   Operations      Income           Gains   Capital   Distributions
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND

   CLASS A
   2007@              $ 16.76       $ 0.05*        $  0.85       $ 0.90    $  (0.06)      $      --    $   --         $ (0.06)
   2007                 15.52         0.15*           1.36         1.51       (0.27)             --        --           (0.27)
   2006                 13.46         0.08*           2.08         2.16       (0.07)          (0.03)       --           (0.10)
   2005                 12.91         0.10*           0.62         0.72       (0.11)          (0.06)       --           (0.17)
   2004                  9.48         0.09*           3.42         3.51       (0.07)          (0.01)       --           (0.08)
   2003                 12.84         0.06           (3.36)       (3.30)      (0.05)             --     (0.01)          (0.06)
   CLASS D
   2007@              $ 15.75       $(0.03)*       $  0.78       $ 0.75    $  (0.01)      $      --    $   --         $ (0.01)
   2007                 14.60        (0.01)*          1.29         1.28       (0.13)             --        --           (0.13)
   2006                 12.73        (0.06)*          1.96         1.90          --           (0.03)       --           (0.03)
   2005                 12.25        (0.03)*          0.59         0.56       (0.02)          (0.06)       --           (0.08)
   2004                  9.04        (0.01)*          3.23         3.22          --           (0.01)       --           (0.01)
   2003                 12.30        (0.07)          (3.19)       (3.26)         --              --        --              --
   CLASS I
   2007@              $ 16.72       $ 0.03*        $  0.84       $ 0.87    $  (0.04)      $      --    $   --         $ (0.04)
   2007                 15.48         0.11*           1.36         1.47       (0.23)             --        --           (0.23)
   2006                 13.44         0.05*           2.07         2.12       (0.05)          (0.03)       --           (0.08)
   2005                 12.89         0.08*           0.61         0.69       (0.08)          (0.06)       --           (0.14)
   2004                  9.48         0.06*           3.41         3.47       (0.05)          (0.01)       --           (0.06)
   2003(2)              10.03         0.02           (0.55)       (0.53)      (0.02)             --        --           (0.02)

DEFENSIVE STRATEGY FUND

   CLASS A
   2007@              $ 10.90       $ 0.15*        $ (0.12)      $ 0.03    $  (0.12)      $      --    $   --         $ (0.12)
   2007                 10.58         0.48*           0.36         0.84       (0.50)          (0.02)       --           (0.52)
   2006                 10.34         0.39*           0.20         0.59       (0.33)          (0.02)       --           (0.35)
   2005                 10.29         0.29*           0.06         0.35       (0.25)          (0.05)       --           (0.30)
   2004(3)              10.00         0.14*           0.15         0.29         --               --        --              --
   CLASS I
   2007@              $ 10.96       $ 0.10*        $ (0.10)      $   --    $  (0.12)      $      --    $   --         $ (0.12)
   2007                 10.70         0.43*           0.35         0.78       (0.50)          (0.02)       --           (0.52)
   2006                 10.46         0.37*^          0.22         0.59       (0.33)          (0.02)       --           (0.35)
   2005                 10.30         0.38*           0.08         0.46       (0.25)          (0.05)       --           (0.30)
   2004(3)              10.00         0.16*           0.14         0.30          --              --        --              --

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Ratio of
                                                                                                 Expenses
                                                                              Ratio of Net     to Average
                                                                                Investment     Net Assets
                                                            Ratio of Net            Income     (Excluding
                    Net Asset                 Net Assets        Expenses            (Loss)        Waivers   Portfolio
                   Value, End     Total    End of Period      to Average        to Average      and Reim-    Turnover
                    of Period   Return+    ($ Thousands)    Net Assets**        Net Assets   bursement)**        Rate
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND

   2007@              $ 17.60      5.34%       $  70,882            0.12%             0.60%       0.34%          3%
   2007                 16.76      9.80           74,105            0.12              0.92        0.34          15
   2006                 15.52     16.10           89,770            0.12              0.57        0.37         101
   2005                 13.46      5.62           89,902            0.12              0.79        0.41          11
   2004                 12.91     37.24          100,571            0.12              0.79        0.36          27
   2003                  9.48    (25.78)          77,148            0.12              0.57        0.38          14
   CLASS D
   2007@              $ 16.49      4.76%       $  10,523            1.12%            (0.39)%      1.34%          3%
   2007                 15.75      8.78           11,205            1.12             (0.10)       1.34          15
   2006                 14.60     14.91           13,190            1.12             (0.43)       1.37         101
   2005                 12.73      4.57           12,676            1.12             (0.21)       1.41          11
   2004                 12.25     35.68           15,562            1.12             (0.11)       1.36          27
   2003                  9.04    (26.50)          20,137            1.12             (0.43)       1.38          14
   CLASS I
   2007@              $ 17.55      5.22%       $   6,253            0.37%             0.36%       0.59%          3%
   2007                 16.72      9.56            5,775            0.37              0.69        0.59          15
   2006                 15.48     15.78            5,936            0.37              0.35        0.62         101
   2005                 13.44      5.35            4,323            0.37              0.58        0.66          11
   2004                 12.89     36.76            2,251            0.37              0.51        0.61          27
   2003(2)               9.48     (5.25)             698            0.37              0.05        0.63          14

DEFENSIVE STRATEGY FUND

   2007@              $ 10.81      0.30%       $ 113,151            0.10%             2.68%       0.34%         13%
   2007                 10.90      8.08          109,333            0.10              4.48        0.34          94
   2006                 10.58      5.81           99,511            0.10              3.69        0.35          46
   2005                 10.34      3.44           26,587            0.10              2.78        0.49          52
   2004(3)              10.29      2.90            2,500            0.10              3.78        4.04           1
   CLASS I
   2007@              $ 10.84      0.03%       $      --            0.10%+++          1.90%       0.34%         13%
   2007                 10.96      7.42               --            0.10+++           3.96        0.34          94
   2006                 10.70      5.74               --            0.10+++           3.69        0.35          46
   2005                 10.46      4.51(4)            --            0.10+++           2.78        0.49          52
   2004(3)              10.30      3.00(4)            --            0.10+++           3.78        4.04           1

(1) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.

(2) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.

(3) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(4) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 ++   Amount per share is less than $0.01.

+++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

  @ For the six months ended September 30, 2007 (unaudited). All ratios have been annualized.

  *   Per share calculations were performed using average shares.

 ** The expense ratios do not include expenses of the underlying affiliated investment companies.

  ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          41

Financial Highlights

For the six months ended September 30, 2007 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout each Period

------------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and                             Distributions
                    Net Asset                    Unrealized                 Dividends            from                         Total
                       Value,          Net            Gains                  from Net        Realized      Return         Dividends
                    Beginning   Investment      (Losses) on   Total from   Investment         Capital          of               and
                    of Period       Income       Securities   Operations       Income           Gains     Capital     Distributions
------------------------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND

   CLASS A
   2007@               $13.55       $0.24*           $(0.15)       $0.09       $(0.15)         $   --   $      --           $ (0.15)
   2007                 12.68        0.51*             1.19         1.70        (0.63)          (0.20)         --             (0.83)
   2006(6)              11.48        0.40*             1.31         1.71        (0.36)          (0.15)         --             (0.51)
   2005(4)              40.84        0.88*             0.16         1.04        (0.80)          (0.16)     (29.44)(2)        (30.40)
   2004(1)(4)           40.00        0.80*             0.04         0.84           --              --          --                --

CONSERVATIVE STRATEGY FUND

   CLASS A
   2007@               $11.68       $0.15*           $(0.06)       $0.09       $(0.11)         $   --   $      --           $ (0.11)
   2007                 11.13        0.45*             0.63         1.08        (0.51)          (0.02)         --             (0.53)
   2006                 10.61        0.38*             0.53         0.91        (0.34)          (0.05)         --             (0.39)
   2005                 10.43        0.31*             0.22         0.53        (0.28)          (0.07)         --             (0.35)
   2004(1)              10.00        0.13*             0.30         0.43           --              --          --                --
   CLASS I
   2007@               $11.83       $0.14*           $(0.06)       $0.08       $(0.11)         $   --   $      --           $ (0.11)
   2007                 11.29        0.53*             0.52         1.05        (0.49)          (0.02)         --             (0.51)
   2006                 10.75        0.39*^            0.54         0.93        (0.34)          (0.05)         --             (0.39)
   2005                 10.46        0.37*             0.27         0.64        (0.28)          (0.07)         --             (0.35)
   2004(1)              10.00        0.16*             0.30         0.46           --              --          --                --

CONSERVATIVE STRATEGY ALLOCATION FUND

   CLASS A
   2007@               $12.20       $0.19*           $(0.10)       $0.09       $(0.12)         $   --   $      --           $ (0.12)
   2007                 11.30        0.40*             1.18         1.58        (0.52)          (0.16)         --             (0.68)
   2006(7)              10.18        0.32*             1.30         1.62        (0.32)          (0.18)         --             (0.50)
   2005(5)              20.90        0.52*             0.48         1.00        (0.50)          (0.14)     (11.08)(2)        (11.72)
   2004(1)(5)           20.00        0.24*             0.66         0.90           --              --          --                --

MODERATE STRATEGY FUND

   CLASS A
   2007@               $12.43       $0.15*           $ 0.04        $0.19       $(0.10)         $   --   $      --           $ (0.10)
   2007                 11.82        0.43*             0.78         1.21        (0.47)          (0.13)         --             (0.60)
   2006                 11.03        0.37*             0.82         1.19        (0.34)          (0.06)         --             (0.40)
   2005                 10.69        0.34*             0.33         0.67        (0.28)          (0.05)         --             (0.33)
   2004(1)              10.00        0.14*             0.55         0.69           --              --          --                --
   CLASS I
   2007@               $12.67       $0.14*           $ 0.05        $0.19       $(0.10)         $   --   $      --           $ (0.10)
   2007                 12.05        0.48*             0.72         1.20        (0.45)          (0.13)         --             (0.58)
   2006                 11.18        0.42*^            0.85         1.27        (0.34)          (0.06)         --             (0.40)
   2005                 10.73        0.42*             0.36         0.78        (0.28)          (0.05)         --             (0.33)
   2004(1)              10.00        0.15*             0.58         0.73           --              --          --                --

MODERATE STRATEGY ALLOCATION FUND

   CLASS A
   2007@               $15.41       $0.15*           $ 0.46        $0.61       $(0.10)         $   --   $      --           $ (0.10)
   2007                 14.03        0.35*             1.53         1.88        (0.47)          (0.03)         --             (0.50)
   2006(7)              12.54        0.28*             1.58         1.86        (0.27)          (0.10)         --             (0.37)
   2005(5)              21.16        0.52*             0.58         1.10        (0.46)          (0.14)      (9.12)(2)         (9.72)
   2004(1)(5)           20.00        0.30*             0.86         1.16           --              --          --                --

------------------------------------------------------------------------------------------------------------------------
                                                                                                   Ratio of
                                                                                                   Expenses
                                                                                                 to Average
                                                                                Ratio of Net     Net Assets
                                                                 Ratio of Net     Investment     (Excluding
                       Net Asset                    Net Assets       Expenses         Income        Waivers   Portfolio
                      Value, End       Total     End of Period     to Average     to Average      and Reim-    Turnover
                       of Period     Return+     ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
------------------------------------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND

   CLASS A
   2007@                  $13.49        0.65%         $ 20,238           0.10%          3.54%          0.33%         18%
   2007                    13.55       13.85            20,856           0.10           3.90           0.33          34
   2006(6)                 12.68       15.10            20,027           0.10           3.74           0.36          49
   2005(4)                 11.48        3.09             4,608           0.10           2.14           0.59         212
   2004(1)(4)              40.84        2.10             1,249           0.10           5.38           8.27           5

CONSERVATIVE STRATEGY FUND

   CLASS A
   2007@                  $11.66        0.80%         $158,112           0.10%          2.50%          0.33%          9%
   2007                    11.68        9.88           146,872           0.10           3.98           0.35         103
   2006                    11.13        8.72           110,248           0.10           3.48           0.35          15
   2005                    10.61        5.12            47,268           0.10           2.97           0.46          49
   2004(1)                 10.43        4.30             3,092           0.10           3.44           2.69           4
   CLASS I
   2007@                  $11.80        0.64%         $    743           0.35%          2.30%          0.58%          9%
   2007                    11.83        9.49               518           0.35           4.47           0.59         103
   2006                    11.29        8.79(3)             --           0.10           3.48           0.35          15
   2005                    10.75        6.17(3)             --           0.10           2.97           0.46          49
   2004(1)                 10.46        4.60(3)             --           0.10           3.44           2.69           4

CONSERVATIVE STRATEGY ALLOCATION FUND

   CLASS A
   2007@                  $12.17        0.72%         $ 47,183           0.10%          3.13%          0.33%         20%
   2007                    12.20       14.27            47,553           0.10           3.42           0.34          25
   2006(7)                 11.30       16.29            37,197           0.10           3.22           0.37          28
   2005(5)                 10.18        5.18            25,443           0.10           2.48           0.45         167
   2004(1)(5)              20.90        4.50             3,090           0.10           3.03           2.27          --

MODERATE STRATEGY FUND

   CLASS A
   2007@                  $12.52        1.55%         $559,595           0.10%          2.42%          0.33%          8%
   2007                    12.43       10.49           529,251           0.10           3.54           0.34          49
   2006                    11.82       10.89           342,663           0.10           3.22           0.35           6
   2005                    11.03        6.32           163,817           0.10           3.06           0.41          27
   2004(1)                 10.69        6.90             9,400           0.10           3.54           1.64           4
   CLASS I
   2007@                  $12.76        1.46%         $    874           0.35%          2.25%          0.58%          8%
   2007                    12.67       10.22               691           0.35           3.82           0.59          49
   2006                    12.05       11.46(3)             --           0.10           3.22           0.35           6
   2005                    11.18        7.34(3)             --           0.10           3.06           0.41          27
   2004(1)                 10.73        7.30(3)             --           0.10           3.54           1.64           4

MODERATE STRATEGY ALLOCATION FUND

   CLASS A
   2007@                  $15.92        3.98%         $140,251           0.10%          1.93%          0.33%          7%
   2007                    15.41       13.56           128,135           0.10           2.44           0.34          12
   2006(7)                 14.03       14.98            91,539           0.10           2.26           0.36          12
   2005(5)                 12.54        5.61            40,281           0.10           2.39           0.43         137
   2004(1)(5)              21.16        5.80             2,118           0.10           3.94           4.71           1


--------------------------------------------------------------------------------
42          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

----------------------------------------------------------------------------------------------------------------------

                                               Net Realized
                                                        and                             Distributions
                      Net Asset                  Unrealized                 Dividends            from           Total
                         Value,          Net          Gains                  from Net        Realized       Dividends
                      Beginning   Investment             on   Total from   Investment         Capital             and
                      of Period       Income     Securities   Operations       Income           Gains   Distributions
----------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
   CLASS A
   2007@                 $13.96        $0.08*         $0.66        $0.74       $(0.07)         $   --          $(0.07)
   2007                   13.18         0.36*          1.16         1.52        (0.41)          (0.33)          (0.74)
   2006                   11.45         0.28*          1.75         2.03        (0.24)          (0.06)          (0.30)
   2005                   10.89         0.30*          0.56         0.86        (0.24)          (0.06)          (0.30)
   2004(1)                10.00         0.09*          0.80         0.89           --              --              --
   CLASS I
   2007@                 $13.73        $0.07*         $0.63        $0.70       $(0.06)         $   --          $(0.06)
   2007                   12.99         0.37*          1.09         1.46        (0.39)          (0.33)          (0.72)
   2006                   11.36         0.18*^         1.75         1.93        (0.24)          (0.06)          (0.30)
   2005                   10.87         0.17*          0.62         0.79        (0.24)          (0.06)          (0.30)
   2004(1)                10.00         0.18*          0.69         0.87           --              --              --
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2007@                 $14.29        $0.06*         $0.96        $1.02       $(0.05)         $   --          $(0.05)
   2007                   13.26         0.26*          1.15         1.41        (0.30)          (0.08)          (0.38)
   2006                   11.54         0.21*          1.78         1.99        (0.19)          (0.08)          (0.27)
   2005                   10.89         0.24*          0.62         0.86        (0.19)          (0.02)          (0.21)
   2004(1)                10.00         0.06*          0.83         0.89           --              --              --
CORE MARKET STRATEGY FUND
   CLASS A
   2007@                 $11.72        $0.18*         $0.19        $0.37       $(0.10)         $   --          $(0.10)
   2007                   11.37         0.42*          0.62         1.04        (0.45)          (0.24)          (0.69)
   2006                   10.73         0.35*          0.67         1.02        (0.32)          (0.06)          (0.38)
   2005                   10.60         0.33*          0.16         0.49        (0.28)          (0.08)          (0.36)
   2004(1)                10.00         0.11*          0.49         0.60           --              --              --
   CLASS I
   2007@                 $12.01        $0.18*         $0.19        $0.37       $(0.10)         $   --          $(0.10)
   2007                   11.63         0.46*          0.61         1.07        (0.45)          (0.24)          (0.69)
   2006                   10.88         0.43*^         0.70         1.13        (0.32)          (0.06)          (0.38)
   2005                   10.62         0.43*          0.19         0.62        (0.28)          (0.08)          (0.36)
   2004(1)                10.00         0.16*          0.46         0.62           --              --              --

-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Ratio of
                                                                                                     Expenses
                                                                                                   to Average
                                                                                  Ratio of Net     Net Assets
                                                                 Ratio of Net       Investment     (Excluding
                       Net Asset                    Net Assets       Expenses           Income        Waivers   Portfolio
                      Value, End       Total     End of Period     to Average       to Average      and Reim-    Turnover
                       of Period     Return+     ($ Thousands)   Net Assets**       Net Assets   bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
   CLASS A
   2007@                  $14.63        5.27%         $446,194           0.10%            1.15%          0.33%          8%
   2007                    13.96       11.74           404,880           0.10             2.68           0.34          14
   2006                    13.18       17.90           192,654           0.10             2.27           0.35          60
   2005                    11.45        7.87            73,500           0.10             2.66           0.43          13
   2004(1)                 10.89        8.90             6,721           0.10             2.18           2.24           2
   CLASS I
   2007@                  $14.37        5.08%         $  4,494           0.35%            0.98%          0.58%          8%
   2007                    13.73       11.47             3,777           0.35             2.74           0.59          14
   2006                    12.99       17.16                --           0.10             2.27           0.35          60
   2005                    11.36        7.24                --           0.10             2.66           0.43          13
   2004(1)                 10.87        8.70                --           0.10             2.18           2.24           2
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2007@                  $15.26        7.14%         $117,177           0.10%            0.84%          0.33%          6%
   2007                    14.29       10.76           101,161           0.10             1.95           0.34          12
   2006                    13.26       17.35            66,660           0.10             1.69           0.35          12
   2005                    11.54        7.90            34,131           0.10             2.11           0.50          18
   2004(1)                 10.89        8.90             2,664           0.10             1.39           2.16          44
CORE MARKET STRATEGY FUND
   CLASS A
   2007@                  $11.99        3.19%         $111,507           0.10%            3.06%          0.33%          9%
   2007                    11.72        9.35            99,465           0.10             3.62           0.34          37
   2006                    11.37        9.68            84,048           0.10             3.18           0.35          42
   2005                    10.73        4.66            40,602           0.10             3.09           0.46          55
   2004(1)                 10.60        6.00             5,867           0.10             2.87           2.54           6
   CLASS I
   2007@                  $12.28        3.11%         $     --           0.10%++          3.00%          0.33%          9%
   2007                    12.01        9.40(3)             --           0.10++           3.94           0.34          37
   2006                    11.63       10.57(3)             --           0.10++           3.18           0.35          42
   2005                    10.88        5.89(3)             --           0.10++           3.09           0.46          55
   2004(1)                 10.62        6.20(3)             --           0.10++           2.87           2.54           6

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)  For more information see footnote 7 in the notes to financial statements.

(3) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

@ For the six months ended September 30, 2007 (unaudited). All ratios have been annualized.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          43

Financial Highlights

For the six months ended September 30, 2007 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout each Period

------------------------------------------------------------------------------------------------------------------------------------
                                             Net Realized
                                                      and                              Distributions
                  Net Asset                    Unrealized                 Dividends             from                          Total
                     Value,          Net            Gains                  from Net         Realized      Return          Dividends
                  Beginning   Investment         (Losses)   Total from   Investment          Capital          of                and
                  of Period       Income    on Securities   Operations       Income            Gains     Capital      Distributions
------------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND

   CLASS A
   2007@             $13.61        $0.06*          $ 0.91        $0.97       $(0.05)         $    --      $   --            $ (0.05)
   2007               12.92         0.25*            1.12         1.37        (0.30)           (0.38)         --              (0.68)
   2006(6)            11.32         0.19*            1.74         1.93        (0.17)           (0.16)         --              (0.33)
   2005(4)            21.08         0.56*            0.46         1.02        (0.42)           (0.10)     (10.26)(2)         (10.78)
   2004(1)(4)         20.00         1.80*           (0.72)        1.08           --               --          --                 --

MARKET GROWTH STRATEGY FUND

   CLASS A
   2007@             $12.71        $0.14*          $ 0.38        $0.52       $(0.09)         $    --      $   --            $ (0.09)
   2007               12.18         0.39*            0.86         1.25        (0.43)           (0.29)         --              (0.72)
   2006               11.02         0.32*            1.17         1.49        (0.28)           (0.05)         --              (0.33)
   2005               10.63         0.33*            0.36         0.69        (0.25)           (0.05)         --              (0.30)
   2004(1)            10.00         0.08*            0.55         0.63           --               --          --                 --
   CLASS I
   2007@             $12.59        $0.13*          $ 0.36        $0.49       $(0.08)         $    --      $   --            $ (0.08)
   2007               12.04         0.41*            0.84         1.25        (0.41)           (0.29)         --              (0.70)
   2006               10.84         0.36*^           1.17         1.53        (0.28)           (0.05)         --              (0.33)
   2005               10.58         0.15*            0.41         0.56        (0.25)           (0.05)         --              (0.30)
   2004(1)            10.00         0.17*            0.41         0.58           --               --          --                 --

MARKET GROWTH STRATEGY ALLOCATION FUND

   CLASS A
   2007@             $15.95        $0.07*          $ 1.06        $1.13       $(0.06)         $    --      $   --            $ (0.06)
   2007               14.82         0.29*            1.28         1.57        (0.34)           (0.10)         --              (0.44)
   2006(7)            12.89         0.24*            1.94         2.18        (0.22)           (0.03)         --              (0.25)
   2005(5)            15.99         0.36*            0.62         0.98        (0.35)           (0.16)      (3.57)(2)          (4.08)
   2004(1)(5)         15.00         0.09*            0.90         0.99           --               --          --                 --

--------------------------------------------------------------------------------------------------------------------
                                                                                               Ratio of
                                                                                               Expenses
                                                                                             to Average
                                                                           Ratio of Net      Net Assets
                                                            Ratio of Net     Investment      (Excluding
                     Net Asset                Net Assets        Expenses         Income         Waivers   Portfolio
                    Value, End     Total   End of Period      to Average     to Average       and Reim-    Turnover
                     of Period   Return+   ($ Thousands)    Net Assets**     Net Assets    bursement)**        Rate
--------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND

   CLASS A
   2007@                $14.53      7.11%       $ 26,509            0.10%          0.85%           0.34%          9%
   2007                  13.61     10.74          25,915            0.10           1.92            0.34          21
   2006(6)               12.92     17.29          20,456            0.10           1.67            0.36          34
   2005(4)               11.32      5.53          13,474            0.10           2.61            0.57         159
   2004(1)(4)            21.08      5.40             382            0.10          23.19           64.00          --

MARKET GROWTH STRATEGY FUND

   CLASS A
   2007@                $13.14      4.06%       $775,686            0.10%          2.14%           0.33%          8%
   2007                  12.71     10.50         726,306            0.10           3.15            0.34          14
   2006                  12.18     13.72         466,959            0.10           2.74            0.35          44
   2005                  11.02      6.50         208,538            0.10           2.98            0.40           8
   2004(1)               10.63      6.30          11,707            0.10           2.02            1.55          13
   CLASS I
   2007@                $13.00      3.88%       $  6,032            0.35%          1.95%           0.58%          8%
   2007                  12.59     10.66           4,650            0.35           3.23            0.59          14
   2006                  12.04     14.32(3)           --            0.10           2.74            0.35          44
   2005                  10.84      5.29              --            0.10           2.98            0.40           8
   2004(1)               10.58      5.80              --            0.10           2.02            1.55          13

MARKET GROWTH STRATEGY ALLOCATION FUND

   CLASS A
   2007@                $17.02      7.06%       $209,344            0.10%          0.85%           0.33%          5%
   2007                  15.95     10.69         185,677            0.10           1.91            0.34          10
   2006(7)               14.82     17.02         127,791            0.10           1.77            0.36           8
   2005(5)               12.89      6.42          55,765            0.10           2.25            0.43          71
   2004(1)(5)            15.99      6.60          11,608            0.10           1.48            0.87           1

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)   For more information see footnote 7 in the notes to financial statements.

(3) Class I have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

@ For the six months ended September 30, 2007 (unaudited). All ratios have been annualized.

*     Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Notes to Financial Statements (Unaudited)

September 30, 2007

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (each a "Fund," collectively the "Funds"). Each Fund is a "fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares). Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          45

September 30, 2007

may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

--------------------------------------------------------------------------------
                                                  Class A   Class D   Class I
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                                     0.12%     1.12%     0.37%
Diversified Conservative Fund                      0.12%     1.12%     0.37%
Diversified Global Moderate
   Growth Fund                                     0.12%     1.12%     0.37%
Diversified Moderate Growth Fund                   0.12%     1.12%     0.37%
Diversified Global Growth Fund                     0.12%     1.12%     0.37%
Diversified Global Stock Fund                      0.12%     1.12%     0.37%
Diversified U.S. Stock Fund                        0.12%     1.12%     0.37%
Defensive Strategy Fund                            0.10%       --      0.35%*
Defensive Strategy
   Allocation Fund                                 0.10%       --        --
Conservative Strategy Fund                         0.10%       --      0.35%
Conservative Strategy
   Allocation Fund                                 0.10%       --        --
Moderate Strategy Fund                             0.10%       --      0.35%
Moderate Strategy
   Allocation Fund                                 0.10%       --        --
Aggressive Strategy Fund                           0.10%       --      0.35%
Tax-Managed Aggressive
   Strategy Fund                                   0.10%       --        --
Core Market Strategy Fund                          0.10%       --      0.35%*
Core Market Strategy
   Allocation Fund                                 0.10%       --        --
Market Growth Strategy Fund                        0.10%       --      0.35%
Market Growth Strategy
   Allocation Fund                                 0.10%       --        --

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

DISTRIBUTION, ADMINISTRATIVE SERVICING AND SHAREHOLDER SERVICING AGREEMENTS -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

-------------------------------------------------------------------------------------
                                         Shareholder   Administrative
                                          Servicing      Servicing      Distribution
                                             Fees          Fees            Fees*
-------------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --
Diversified Conservative Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --
Diversified Global Moderate Growth Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --

-------------------------------------------------------------------------------------
                                         Shareholder   Administrative
                                          Servicing      Servicing      Distribution
                                             Fees          Fees            Fees*
-------------------------------------------------------------------------------------
Diversified Moderate Growth Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --
Diversified Global Growth Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --
Diversified Global Stock Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --
Diversified U.S. Stock Fund
   Class D                                   0.25%            --            0.75%
   Class I                                     --           0.25%             --
Defensive Strategy Fund
   Class I                                     --           0.25%**           --
Conservative Strategy Fund
   Class I                                     --           0.25%             --
Moderate Strategy Fund
   Class I                                     --           0.25%             --
Aggressive Strategy Fund
   Class I                                     --           0.25%             --
Core Market Strategy Fund
   Class I                                     --           0.25%**           --
Market Growth Strategy Fund
   Class I                                     --           0.25%             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2007.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.


--------------------------------------------------------------------------------
46          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2007 (Unaudited) and the year ended March 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                  DIVERSIFIED           DIVERSIFIED        DIVERSIFIED GLOBAL       DIVERSIFIED
                                              CONSERVATIVE INCOME       CONSERVATIVE        MODERATE GROWTH       MODERATE GROWTH
                                                      FUND                  FUND                  FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-
                                               9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                 536        962        913      3,074      2,200      4,017      1,069      4,156
     Shares Issued in Lieu
       of Cash Distributions                        44        270         62        583         90        874         91      1,063
     Shares Redeemed                              (415)    (2,051)    (1,722)    (4,978)    (2,207)    (6,208)    (1,707)   (16,385)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                      165       (819)      (747)    (1,321)        83     (1,317)      (547)   (11,166)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                  19         63         43        124         39         80         90        166
     Shares Issued in Lieu
       of Cash Distributions                         5         34          4         46          1         31          4         73
     Shares Redeemed                               (38)      (207)      (109)      (390)       (50)      (372)      (223)      (404)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                      (14)      (110)       (62)      (220)       (10)      (261)      (129)      (165)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                                  69        190        334        508        594      1,523        295        693
     Shares Issued in Lieu
       of Cash Distributions                         4         25          7         56         16        144         10        104
     Shares Redeemed                              (102)      (167)      (433)      (499)      (409)      (661)      (377)      (833)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                      (29)        48        (92)        65        201      1,006        (72)       (36)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                                122       (881)      (901)    (1,476)       274       (572)      (748)   (11,367)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          47

September 30, 2007

4. CAPITAL SHARE TRANSACTIONS (Continued)

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2007 (Unaudited) and the year ended March 31, 2007

---------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED           DIVERSIFIED           DIVERSIFIED
                                            GLOBAL GROWTH          GLOBAL STOCK           U.S. STOCK
                                                FUND                   FUND                  FUND
---------------------------------------------------------------------------------------------------------
                                         4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-
                                          9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          1,618      4,232        943      2,741        304      1,091
     Shares Issued in Lieu
       of Cash Distributions                   64        692         18        182         13         79
     Shares Redeemed                       (1,791)    (7,490)    (1,432)    (5,393)      (711)    (2,534)
---------------------------------------------------------------------------------------------------------
   Total Class A Transactions                (109)    (2,566)      (471)    (2,470)      (394)    (1,364)
---------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                             67        201         78        100         49        153
     Shares Issued in Lieu
       of Cash Distributions                    1         35         --          7         --          6
     Shares Redeemed                         (134)      (496)       (53)      (159)      (123)      (350)
---------------------------------------------------------------------------------------------------------
   Total Class D Transactions                 (66)      (260)        25        (52)       (74)      (191)
---------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                            671      1,451        183        753         40        100
     Shares Issued in Lieu
       of Cash Distributions                   13        126          2         20          1          5
     Shares Redeemed                         (394)      (804)      (280)      (227)       (30)      (143)
---------------------------------------------------------------------------------------------------------
   Total Class I Transactions                 290        773        (95)       546         11        (38)
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                           115     (2,053)      (541)    (1,976)      (457)    (1,593)
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                   DEFENSIVE
                                          DEFENSIVE STRATEGY   STRATEGY ALLOCATION  CONSERVATIVE STRATEGY
                                                FUND                  FUND                  FUND
---------------------------------------------------------------------------------------------------------
                                         4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-
                                          9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          2,109      3,619        299        628      2,988      9,075
     Shares Issued in Lieu
       of Cash Distributions                  114        470         16         95        125        507
     Shares Redeemed                       (1,789)    (3,465)      (354)      (764)    (2,117)    (6,916)
---------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 434        624        (39)       (41)       996      2,666
---------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                             --         --         --         --         66         47
     Shares Issued in Lieu
       of Cash Distributions                   --         --         --         --         --          1
     Shares Redeemed                           --         --         --         --        (47)        (4)
---------------------------------------------------------------------------------------------------------
   Total Class I Transactions                  --         --         --         --         19         44
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                           434        624        (39)       (41)     1,015      2,710
---------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

--------------------------------------------------------------------------------
48          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2007 (Unaudited) and the year ended March 31, 2007

---------------------------------------------------------------------------------------------------------
                                             CONSERVATIVE                                 MODERATE
                                         STRATEGY ALLOCATION    MODERATE STRATEGY    STRATEGY ALLOCATION
                                                FUND                  FUND                  FUND
---------------------------------------------------------------------------------------------------------
                                         4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-
                                          9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                            922      1,633      8,422     24,941      1,626      3,484
     Shares Issued in Lieu
       of Cash Distributions                   38        201        354      1,823         54        249
     Shares Redeemed                         (982)    (1,226)    (6,673)   (13,167)    (1,188)    (1,940)
---------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (22)       608      2,103     13,597        492      1,793
---------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                             --         --         59         58         --         --
     Shares Issued in Lieu
       of Cash Distributions                   --         --         --          1         --         --
     Shares Redeemed                           --         --        (46)        (4)        --         --
---------------------------------------------------------------------------------------------------------
   Total Class I Transactions                  --         --         13         55         --         --
---------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                           (22)       608      2,116     13,652        492      1,793
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                   TAX-MANAGED
                                         AGGRESSIVE STRATEGY   AGGRESSIVE STRATEGY   CORE MARKET STRATEGY
                                                FUND                  FUND                  FUND
---------------------------------------------------------------------------------------------------------
                                         4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-
                                          9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          6,624     19,631      1,341      3,181      1,814      4,796
     Shares Issued in Lieu
       of Cash Distributions                  133      1,296         24        175         74        510
     Shares Redeemed                       (5,250)    (6,553)      (767)    (1,303)    (1,075)    (4,209)
---------------------------------------------------------------------------------------------------------
   Total Class A Transactions               1,507     14,374        598      2,053        813      1,097
---------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                            174        286         --         --         --         --
     Shares Issued in Lieu
       of Cash Distributions                    1          5         --         --         --         --
     Shares Redeemed                         (137)       (16)        --         --         --         --
---------------------------------------------------------------------------------------------------------
   Total Class I Transactions                  38        275         --         --         --         --
---------------------------------------------------------------------------------------------------------
   Increase in Capital Shares               1,545     14,649        598      2,053        813      1,097
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                             CORE MARKET                                MARKET GROWTH
                                         STRATEGY ALLOCATION       MARKET GROWTH     STRATEGY ALLOCATION
                                                FUND               STRATEGY FUND            FUND
---------------------------------------------------------------------------------------------------------
                                         4/01/07-   4/01/06-   4/01/07-   4/01/06-   4/01/07-   4/01/06-
                                          9/30/07    3/31/07    9/30/07    3/31/07    9/30/07    3/31/07
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                            198        769     10,773     31,965      1,859      5,091
     Shares Issued in Lieu
       of Cash Distributions                    6         89        381      2,986         40        293
     Shares Redeemed                         (284)      (537)    (9,246)   (16,160)    (1,244)    (2,367)
---------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (80)       321      1,908     18,791        655      3,017
---------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                             --         --        315        377         --         --
     Shares Issued in Lieu
       of Cash Distributions                   --         --          3          7         --         --
     Shares Redeemed                           --         --       (223)       (15)        --         --
---------------------------------------------------------------------------------------------------------
   Total Class I Transactions                  --         --         95        369         --         --
---------------------------------------------------------------------------------------------------------
   Increase (Decrease)
     in Capital Shares                        (80)       321      2,003     19,160        655      3,017
---------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          49

September 30, 2007

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2007, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                          Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                              $  4,809
SALES                                                                     3,018
Diversified Conservative Fund
PURCHASES                                                                 9,510
SALES                                                                    18,556
Diversified Global Moderate Growth Fund
PURCHASES                                                                24,956
SALES                                                                    21,149
Diversified Moderate Growth Fund
PURCHASES                                                                13,186
SALES                                                                    22,197
Diversified Global Growth Fund
PURCHASES                                                                17,437
SALES                                                                    16,533
Diversified Global Stock Fund
PURCHASES                                                                 9,112
SALES                                                                    18,047
Diversified U.S. Stock Fund
PURCHASES                                                                 2,909
SALES                                                                    10,701
Defensive Strategy Fund
PURCHASES                                                                18,838
SALES                                                                    13,950
Defensive Strategy Allocation Fund
PURCHASES                                                                 3,543
SALES                                                                     3,994
Conservative Strategy Fund
PURCHASES                                                                26,379
SALES                                                                    14,535
Conservative Strategy Allocation Fund
PURCHASES                                                                10,004
SALES                                                                     9,747
Moderate Strategy Fund
PURCHASES                                                                72,436
SALES                                                                    45,562
Moderate Strategy Allocation Fund
PURCHASES                                                                17,662
SALES                                                                     9,541

--------------------------------------------------------------------------------
                                                                          Total
--------------------------------------------------------------------------------
Aggressive Strategy Fund
PURCHASES                                                              $ 57,369
SALES                                                                    33,643
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                16,658
SALES                                                                     6,771
Core Market Strategy Fund
PURCHASES                                                                19,780
SALES                                                                     9,378
Core Market Strategy Allocation Fund
PURCHASES                                                                 2,499
SALES                                                                     4,236
Market Growth Strategy Fund
PURCHASES                                                                84,677
SALES                                                                    57,037
Market Growth Strategy Allocation Fund
PURCHASES                                                                20,165
SALES                                                                     9,132

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
50          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

The tax character of dividends and distributions paid during the years ended March 31, 2007 and March 31, 2006 were as follows ($ Thousands):

------------------------------------------------------------------------------------------------------------------------------
                                                Ordinary               Long-term            Return of
                                                 Income              Capital Gain            Capital             Totals
                                              2007       2006       2007       2006      2007      2006       2007       2006
------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund      $  2,458   $  2,163   $  1,313   $    294        --        --   $  3,771   $  2,457
Diversified Conservative Fund                3,925      3,104      3,645        487        --        --      7,570      3,591
Diversified Global Moderate Growth Fund      7,838      4,728      5,013        649        --        --     12,851      5,377
Diversified Moderate Growth Fund             9,129      8,263      7,846         --        --        --     16,975      8,263
Diversified Global Growth Fund               8,388      4,467      3,737      1,096        --        --     12,125      5,563
Diversified Global Stock Fund                2,955      1,540         --         --         1        --      2,956      1,540
Diversified U.S. Stock Fund                  1,507        669         --         --         2        --      1,509        669
Defensive Strategy Fund                      5,060      2,576         65         14        --        --      5,125      2,590
Defensive Strategy Allocation Fund           1,060        588        251         41        --        --      1,311        629
Conservative Strategy Fund                   5,974      2,896         87         18        --        --      6,061      2,914
Conservative Strategy Allocation Fund        2,032      1,338        494        138        --        --      2,526      1,476
Moderate Strategy Fund                      19,033      9,019      3,840        147        --        --     22,873      9,166
Moderate Strategy Allocation Fund            3,830      2,009         41          2        --        --      3,871      2,011
Aggressive Strategy Fund                    11,976      3,148      5,901        359        --        --     17,877      3,507
Tax-Managed Aggressive Strategy Fund         1,992        934        486        188        --        --      2,478      1,122
Core Market Strategy Fund                    4,458      2,140      1,522        184        --        --      5,980      2,324
Core Market Strategy Allocation Fund           632        335        658        215        --        --      1,290        550
Market Growth Strategy Fund                 25,836      9,293     11,933        967        --        --     37,769     10,260
Market Growth Strategy Allocation Fund       3,668      1,803        954         --        --        --      4,622      1,803

As of March 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Total
                                                                                                                      Distributable
                                         Undistributed   Undistributed                         Other                      Earnings/
                                              Ordinary       Long-Term    Capital Loss     Temporary     Unrealized    (Accumulated
                                                Income    Capital Gain   Carryforwards   Differences   Appreciation         Losses)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund           $   118         $   187        $     --        $   --       $  1,110        $  1,415
Diversified Conservative Fund                      287           1,037              --            --          4,923           6,247
Diversified Global Moderate Growth Fund            275           3,530              --            --         17,810          21,615
Diversified Moderate Growth Fund                 4,106           4,952              --            --         19,461          28,519
Diversified Global Growth Fund                   1,127           5,168              --            --         31,203          37,498
Diversified Global Stock Fund                       --              --          (6,619)           --         18,124          11,505
Diversified U.S. Stock Fund                         --              --         (14,862)           --          9,494          (5,368)
Defensive Strategy Fund                            112             562              --            (9)         4,041           4,706
Defensive Strategy Allocation Fund                  13             399              --           (10)         2,388           2,790
Conservative Strategy Fund                         302           1,003              --            (9)         9,319          10,615
Conservative Strategy Allocation Fund               18             616              --           (10)         6,783           7,407
Moderate Strategy Fund                             573           4,357              --            (9)        36,453          41,374
Moderate Strategy Allocation Fund                   72           1,420              --            (9)        18,038          19,521
Aggressive Strategy Fund                           432           6,394              --            (9)        33,735          40,552
Tax-Managed Aggressive Strategy Fund                86           1,595              --           (10)        13,191          14,862
Core Market Strategy Fund                          184           1,131              --            (9)         5,595           6,901
Core Market Strategy Allocation Fund                57             459              --           (10)         3,796           4,302
Market Growth Strategy Fund                        675           9,932              --            (9)        54,150          64,748
Market Growth Strategy Allocation Fund              70           2,937              --           (10)        24,532          27,529

Post-October losses represent losses realized on investment transactions from November 1, 2006 through March 31, 2007 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2007 as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                               Years
                                                            Expiring    Amounts
--------------------------------------------------------------------------------
Diversified Global Stock Fund                                   2015   $  6,320
                                                                2011        299
                                                                       --------
                                                                       $  6,619
                                                                       ========
Diversified U.S. Stock Fund                                     2015   $ 12,725
                                                                2014         96
                                                                2012      1,631
                                                                2010        410
                                                                       --------
                                                                       $ 14,862
                                                                       ========


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2007

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2007, were as follows ($ Thousands):

------------------------------------------------------------------------------------
                                                                                Net
                                 Federal   Appreciated   Depreciated     Unrealized
                                Tax Cost    Securities    Securities   Appreciation
------------------------------------------------------------------------------------
Diversified Conservative
   Income Fund                  $ 60,620      $  2,356      $ (1,021)      $  1,335
Diversified Conservative
   Fund                           81,979         7,332        (1,589)         5,743
Diversified Global Moderate
   Growth Fund                   192,654        26,504        (2,846)        23,658
Diversified Moderate
   Growth Fund                   210,856        27,302        (2,302)        25,000
Diversified Global
   Growth Fund                   242,286        45,309        (1,923)        43,386
Diversified Global
   Stock Fund                    119,133        25,965           (23)        25,942
Diversified U.S.
   Stock Fund                     76,127        13,060            (8)        13,052
Defensive Strategy Fund          110,754         3,878        (1,029)         2,849
Defensive Strategy
   Allocation Fund                18,193         2,221          (162)         2,059
Conservative Strategy Fund       150,261         9,666        (1,425)         8,241
Conservative Strategy
   Allocation Fund                40,934         6,804          (526)         6,278
Moderate Strategy Fund           522,864        42,634        (4,793)        37,841
Moderate Strategy
   Allocation Fund               118,526        22,776          (959)        21,817
Aggressive Strategy Fund         398,517        53,747        (1,314)        52,433
Tax-Managed Aggressive
   Strategy Fund                  97,273        20,250          (331)        19,919

------------------------------------------------------------------------------------
                                                                                Net
                                 Federal   Appreciated   Depreciated     Unrealized
                                Tax Cost    Securities    Securities   Appreciation
------------------------------------------------------------------------------------
Core Market Strategy Fund      $ 104,535      $  8,441      $ (1,332)      $  7,109
Core Market Strategy
   Allocation Fund                21,151         5,392           (73)         5,319
Market Growth
   Strategy Fund                 706,211        80,072        (4,915)        75,157
Market Growth Strategy
   Allocation Fund               172,331        37,548          (547)        37,001

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the "Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.

On March 29, 2005 each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

-----------------------------------------------------------------------------------
                                                    Realized   Return of     Total
                                           Income      Gains     Capital     Value
-----------------------------------------------------------------------------------
Defensive Strategy Allocation Fund          $ 104      $   1    $ 11,847   $11,952
Conservative Strategy Allocation Fund         319         12      27,664    27,995
Moderate Strategy Allocation Fund             330         23      28,181    28,534
Core Market Strategy Allocation               146         78      12,227    12,451
Market Growth Strategy Allocation Fund        481        369      15,411    16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:


--------------------------------------------------------------------------------
52          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                                          Split
                                                                          Ratio
--------------------------------------------------------------------------------
Defensive Strategy Allocation Fund                                      1 for 4
Conservative Strategy Allocation Fund                                   1 for 2
Moderate Strategy Allocation Fund                                       1 for 2
Core Market Strategy Allocation Fund                                    1 for 2
Market Growth Strategy Allocation Fund                                  2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CONCENTRATION/RISK

The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retroactively in the March 31, 2005 financial statements for the periods ended March 31, 2005 and March 31, 2004. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          53

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2007

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                           BEGINNING     ENDING                  EXPENSES
                                            ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                             VALUE        VALUE       EXPENSE     DURING
                                             4/1/07      9/30/07      RATIOS      PERIOD*
------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,023.70      0.12%      $ 0.61
Class D                                     1,000.00     1,019.40      1.12         5.67
Class I                                     1,000.00     1,023.00      0.37         1.88
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,031.20      0.12%      $ 0.61
Class D                                     1,000.00     1,025.70      1.12         5.69
Class I                                     1,000.00     1,028.70      0.37         1.88
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,041.70      0.12%      $ 0.61
Class D                                     1,000.00     1,036.90      1.12         5.72
Class I                                     1,000.00     1,040.30      0.37         1.89
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------

                                           BEGINNING      ENDING                 EXPENSES
                                            ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                             VALUE        VALUE      EXPENSE      DURING
                                            4/1/07       9/30/07      RATIOS      PERIOD*
------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,039.80      0.12%      $ 0.61
Class D                                     1,000.00     1,034.90      1.12         5.71
Class I                                     1,000.00     1,039.10      0.37         1.89
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,053.80      0.12%      $ 0.62
Class D                                     1,000.00     1,047.70      1.12         5.75
Class I                                     1,000.00     1,051.80      0.37         1.90
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,062.20      0.12%      $ 0.62
Class D                                     1,000.00     1,057.00      1.12         5.78
Class I                                     1,000.00     1,060.90      0.37         1.91
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2007

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                           BEGINNING      ENDING                 EXPENSES
                                            ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                             VALUE        VALUE       EXPENSE     DURING
                                             4/1/07      9/30/07      RATIOS      PERIOD*
------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,053.40      0.12%      $ 0.62
Class D                                     1,000.00     1,047.60      1.12         5.75
Class I                                     1,000.00     1,052.20      0.37         1.90
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.47      0.12%      $ 0.61
Class D                                     1,000.00     1,019.45      1.12         5.67
Class I                                     1,000.00     1,023.21      0.37         1.88
------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,003.00      0.10%      $ 0.50
Class I                                     1,000.00     1,000.30      0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
Class I                                     1,000.00     1,025.07      0.10         0.50
------------------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,006.50      0.10%      $ 0.50
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,007.10      0.10%      $ 0.50
Class I                                     1,000.00     1,006.40      0.35         1.76
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
Class I                                     1,000.00     1,023.31      0.35         1.78
------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,007.20      0.10%      $ 0.50
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,015.50      0.10%      $ 0.51
Class I                                     1,000.00     1,014.60      0.35         1.77
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
Class I                                     1,000.00     1,023.31      0.35         1.78
------------------------------------------------------------------------------------------
MODERATE STRATEGY ALLOCATION FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,039.80      0.10%      $ 0.51
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51

                                           BEGINNING      ENDING                 EXPENSES
                                            ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                             VALUE        VALUE      EXPENSE      DURING
                                             4/1/07      9/30/07      RATIOS     PERIOD*
------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,052.70      0.10%      $ 0.51
Class I                                     1,000.00     1,050.80      0.35         1.80
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
Class I                                     1,000.00     1,023.31      0.35         1.78
------------------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,071.40      0.10%      $ 0.52
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
------------------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,031.90      0.10%      $ 0.51
Class I                                     1,000.00     1,031.10      0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
Class I                                     1,000.00     1,025.07      0.10         0.50
------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,071.10      0.10%      $ 0.52
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,040.60      0.10%      $ 0.51
Class I                                     1,000.00     1,038.80      0.35         1.79
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51
Class I                                     1,000.00     1,023.31      0.35         1.78
------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY ALLOCATION FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                   $ 1,000.00   $ 1,070.60      0.10%      $ 0.52
HYPOTHETICAL 5% RETURN
Class A                                   $ 1,000.00   $ 1,024.57      0.10%      $ 0.51

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          55

                       This page intentionally left blank.

                             Supplemental Financial

                                  Information

                           SIMT Large Cap Diversified

                                   Alpha Fund

                                  Annual Report

                               September 30, 2007

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

September 30, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS# (UNAUDITED):

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                    13.9%
Financials                                                12.9%
Consumer Discretionary                                    10.7%
Health Care                                                9.9%
Short-Term Investment                                      9.5%
Industrials                                                8.8%
Asset-Backed Securities                                    7.8%
Energy                                                     7.3%
Consumer Staples                                           6.0%
U.S. Government Agency Mortgage-Backed Obligations         4.4%
Materials                                                  3.1%
Telecommunication Services                                 2.8%
Utilities                                                  2.5%
U.S. Treasury Obligations                                  0.4%
Purchased Options                                          0.0%

# Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.7%

CONSUMER DISCRETIONARY -- 12.8%
   Abercrombie & Fitch, Cl A (D)                         22,400   $       1,808
   Aeropostale (D)*                                       5,150              98
   Amazon.com*                                           15,000           1,397
   American Eagle Outfitters (D)                         73,700           1,939
   AnnTaylor Stores (D)*                                 49,197           1,558
   Asbury Automotive Group                               20,100             398
   Autozone*                                              6,283             730
   Barnes & Noble (D)                                    30,000           1,058
   Best Buy (D)                                         128,595           5,918
   Big Lots (D)*                                         98,951           2,953
   BorgWarner                                               700              64
   Brinker International (D)                            110,094           3,021
   Cablevision Systems, Cl A (D)*                       103,488           3,616
   Career Education*                                     13,000             364
   Carmax*                                               11,800             240
   Carnival                                               1,800              87
   CBS, Cl B (D)                                         39,883           1,256
   Central European Media
      Entertainment, Cl A*                                2,700             248
   Cheesecake Factory (D)*                               52,300           1,227
   Chico's FAS (D)*                                      46,500             653
   Choice Hotels International                            9,156             345
   Clear Channel Communications                          17,403             652
   Coach (D)*                                            79,595           3,762
   Comcast, Cl A (D)*                                   121,466           2,937
   CROCS*                                                10,600             713
   Darden Restaurants (D)                                36,318           1,520
   Dick's Sporting Goods*                                 1,800             121
   DIRECTV Group (D)*                                   368,213           8,940
   Discovery Holding, Cl A*                              32,700             943
   Dollar Tree Stores (D)*                               54,300           2,201
   Dow Jones                                              3,800             227
   DreamWorks Animation SKG, Cl A*                        1,900              64

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Eastman Kodak (D)                                     34,263   $         917
   EchoStar Communications, Cl A (D)*                   183,722           8,600
   Expedia*                                              29,100             928
   Family Dollar Stores                                  10,300             274
   Ford Motor (D)                                       478,882           4,066
   GameStop, Cl A*                                       10,200             575
   Gannett                                                7,931             347
   Garmin                                                 9,100           1,087
   General Motors (D)                                    78,592           2,884
   Gentex (D)                                            87,100           1,867
   Genuine Parts                                          6,263             313
   Goodyear Tire & Rubber (D)*                           60,611           1,843
   Group 1 Automotive                                     3,000             101
   Guess?                                                 8,200             402
   Gymboree (D)*                                         34,400           1,212
   Hanesbrands (D)*                                     130,853           3,672
   Harley-Davidson                                       21,533             995
   Harman International Industries                        4,400             381
   Harrah's Entertainment                                 8,027             698
   Hasbro (D)                                            75,900           2,116
   Hilton Hotels                                          3,495             163
   Home Depot                                            46,100           1,496
   IAC/InterActive*                                      43,209           1,282
   Idearc                                                73,655           2,318
   International Game Technology                        200,421           8,638
   Interpublic Group (D)*                               217,786           2,261
   ITT Educational Services*                             13,300           1,618
   J Crew Group*                                         16,300             676
   J.C. Penney (D)                                       24,283           1,539
   Jack in the Box (D)*                                  12,700             823
   Jarden*                                                6,000             186
   John Wiley & Sons, Cl A                                2,700             121
   Johnson Controls (D)                                  24,693           2,917
   Jos. A. Bank Clothiers*                               14,100             471
   Kohl's*                                               48,970           2,807
   Lamar Advertising, Cl A (D)                           33,235           1,628
   Liberty Global, Cl A (D)*                             86,004           3,528
   Liberty Media Holding-Capital, Ser A*                 13,000           1,623
   Liberty Media Holding-Interactive,
      Cl A*                                              13,400             257
   Macy's                                                 3,424             111
   Magna International, Cl A                             16,900           1,628
   Marriott International, Cl A                          59,154           2,571
   Mattel                                                60,700           1,424
   McDonald's (D)                                        70,042           3,815
   McGraw-Hill (D)                                       40,748           2,074
   Meredith                                               4,900             281
   MGM Mirage*                                          102,900           9,203
   Mohawk Industries*                                     1,200              98
   Morgans Hotel Group*                                  17,400             378
   Newell Rubbermaid                                     13,602             392
   News, Cl A                                            66,977           1,473
   Nike, Cl B                                            10,624             623


--------------------------------------------------------------------------------
58          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Nordstrom                                              6,600   $         309
   Nutri/System*                                         25,400           1,191
   NVR*                                                   3,100           1,458
   Office Depot (D)*                                     16,757             346
   OfficeMax                                              5,400             185
   Omnicom Group                                         10,548             507
   Orient-Express Hotels, Cl A                            2,600             133
   Papa John's International*                             4,700             115
   Penn National Gaming*                                  4,400             260
   Penske Auto Group (D)                                 72,473           1,467
   PetSmart                                               1,300              41
   Phillips-Van Heusen                                   23,200           1,218
   Polo Ralph Lauren                                      9,800             762
   R.H. Donnelley (D)*                                   12,000             672
   RadioShack                                            24,200             500
   Regal Entertainment Group, Cl A                        3,300              72
   Rent-A-Center*                                         4,900              89
   Reuters Group ADR*                                    61,000           4,835
   Ross Stores                                            7,000             179
   Royal Caribbean Cruises                                2,300              90
   Saks                                                  21,900             376
   Sears Holdings*                                          809             103
   Service International                                 42,900             553
   Shaw Communications, Cl B (D)*                        87,200           2,166
   Sherwin-Williams (D)                                  34,780           2,285
   Snap-On                                               13,151             652
   Staples                                              320,000           6,877
   Station Casinos                                        6,500             569
   Steven Madden                                         15,100             286
   Target                                                 6,145             391
   Tiffany                                                8,600             450
   Tim Hortons                                            7,087             247
   Time Warner (D)                                      331,467           6,086
   Time Warner Cable, Cl A*                               2,800              92
   TravelCenters of America LLC*                              1              --
   Tribune                                                  800              22
   TRW Automotive Holdings (D)*                          64,246           2,035
   Tween Brands*                                         11,000             361
   Urban Outfitters*                                     13,600             296
   VF                                                    19,444           1,570
   Viacom, Cl B (D)*                                     42,400           1,652
   WABCO Holdings*                                        1,400              65
   Walt Disney (D)                                      252,179           8,672
   Warnaco Group*                                         6,600             258
   Warner Music Group                                    10,940             111
   Washington Post, Cl B                                    180             145
   Weight Watchers International                        121,300           6,982
   Whirlpool (D)                                         27,580           2,457
   Williams-Sonoma                                       40,100           1,308
   Wyndham Worldwide (D)                                 63,077           2,066
   Wynn Resorts                                          12,200           1,922
   Yum! Brands (D)                                      116,510           3,942
                                                                  --------------
                                                                        212,185
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.1%
   Alberto-Culver                                        12,800   $         317
   Altria Group (D)                                     120,503           8,379
   Anheuser-Busch (D)                                    49,324           2,466
   Archer-Daniels-Midland (D)                           105,136           3,478
   Avon Products                                         16,300             612
   BJ's Wholesale Club*                                  14,580             484
   Bunge                                                  2,900             312
   Campbell Soup                                          3,771             140
   Church & Dwight                                       10,400             489
   Coca-Cola (D)                                         57,605           3,311
   Colgate-Palmolive                                     21,912           1,563
   ConAgra Foods                                         19,000             497
   Corn Products International                           14,900             683
   CVS                                                    6,888             273
   Dean Foods                                            46,721           1,195
   Energizer Holdings*                                    7,700             854
   Estee Lauder, Cl A                                     8,100             344
   General Mills (D)                                     57,400           3,330
   Hansen Natural (D)*                                   26,700           1,513
   Herbalife                                             57,000           2,591
   HJ Heinz                                              12,874             595
   Hormel Foods                                          10,800             386
   JM Smucker                                             9,200             491
   Kellogg                                               10,175             570
   Kimberly-Clark (D)                                    41,135           2,890
   Kraft Foods, Cl A                                      6,739             233
   Kroger (D)                                           292,394           8,339
   Loews - Carolina                                      13,250           1,090
   McCormick                                              2,653              95
   Molson Coors Brewing, Cl B                            14,900           1,485
   NBTY (D)*                                             56,500           2,294
   Pepsi Bottling Group (D)                              58,871           2,188
   PepsiCo (D)                                           95,747           7,014
   Procter & Gamble (D)                                 222,049          15,619
   Reynolds American (D)                                 33,634           2,139
   Rite Aid*                                            228,877           1,057
   Safeway (D)                                          118,706           3,930
   Smithfield Foods*                                     53,717           1,692
   Supervalu (D)                                         68,963           2,690
   Sysco                                                 28,448           1,012
   Tyson Foods, Cl A (D)                                271,172           4,840
   UST                                                   13,900             689
   Wal-Mart Stores (D)                                  280,919          12,262
   Walgreen                                             230,800          10,903
   WM Wrigley Jr.                                        10,400             668
                                                                  --------------
                                                                        118,002
                                                                  --------------

ENERGY -- 8.7%
   Anadarko Petroleum                                    11,000             591
   Apache                                                   522              47
   Baker Hughes                                             530              48
   Cabot Oil & Gas                                       13,600             478


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          59

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Cameron International (D)*                            28,888   $       2,666
   Cheniere Energy*                                       1,900              74
   Chesapeake Energy (D)                                 93,900           3,311
   Chevron (D)                                          246,959          23,110
   Cimarex Energy (D)                                    28,900           1,077
   ConocoPhillips (D)                                   115,386          10,127
   Devon Energy                                           6,079             506
   Dresser-Rand Group (D)*                               46,200           1,973
   EnCana (D)                                            21,900           1,355
   Exxon Mobil (D)                                      492,641          45,599
   FMC Technologies (D)*                                 40,656           2,344
   Forest Oil*                                            1,200              52
   Frontier Oil                                          39,800           1,657
   Frontline (D)*                                        18,200             879
   Global Industries*                                     8,500             219
   GlobalSantaFe                                          5,518             419
   Grant Prideco*                                         1,100              60
   Halliburton (D)                                       95,789           3,678
   Helmerich & Payne                                     57,400           1,884
   Hess                                                  48,566           3,231
   Holly (D)                                             32,700           1,956
   Hornbeck Offshore Services (D)*                       36,800           1,351
   Marathon Oil (D)                                     145,340           8,287
   Murphy Oil                                             3,300             231
   National Oilwell Varco*                                6,100             881
   Noble (D)                                             36,700           1,800
   Noble Energy                                           3,000             210
   Occidental Petroleum (D)                              46,600           2,986
   Oceaneering International*                               900              68
   Patterson-UTI Energy (D)                              75,000           1,693
   Petro-Canada (D)                                      40,000           2,296
   Pride International (D)*                              46,502           1,700
   Quicksilver Resources*                                 1,000              47
   Range Resources                                        3,000             122
   Schlumberger                                          26,100           2,741
   Smith International                                    1,300              93
   Southwestern Energy*                                   3,000             126
   Sunoco (D)                                            48,700           3,447
   Superior Energy Services*                              2,400              85
   Teekay Shipping                                        3,400             200
   Tesoro                                                22,700           1,045
   Tidewater                                                800              50
   Transocean (D)*                                       16,000           1,809
   Valero Energy (D)                                     69,800           4,689
   W&T Offshore                                           1,853              45
   Weatherford International*                             2,400             161
   Western Refining                                         900              37
   Williams                                               4,000             136
   XTO Energy                                             5,833             361
                                                                  --------------
                                                                        144,038
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 15.0%
   A.G. Edwards                                          17,592   $       1,473
   ACE                                                   42,690           2,586
   Aflac                                                  7,716             440
   Alleghany*                                               708             287
   Allied Capital                                           292               9
   Allied World Assurance Holdings                        1,200              62
   Allstate (D)                                          75,532           4,320
   AMBAC Financial Group (D)                             21,800           1,371
   American Capital Strategies                           10,106             432
   American Express                                      11,715             696
   American Financial Group (D)                          96,695           2,758
   American Financial Realty Trust+                      22,600             182
   American International Group (D)                     101,739           6,883
   American National Insurance                            1,733             228
   AmeriCredit*                                          15,286             269
   Ameriprise Financial                                   6,888             435
   Annaly Capital Management+                            36,600             583
   AON (D)                                               63,004           2,823
   Apartment Investment & Management,
      Cl A+                                               1,241              56
   Arch Capital Group*                                    1,700             126
   Archstone-Smith Trust+                                   730              44
   Arthur J. Gallagher                                    5,440             158
   Ashford Hospitality Trust+                            92,000             925
   Assurant (D)                                          35,707           1,910
   AvalonBay Communities+ (D)                            12,218           1,442
   Axis Capital Holdings                                 16,200             630
   Bank of America (D)                                  265,242          13,334
   Bank of New York Mellon                               33,272           1,469
   Bankunited Financial, Cl A                             5,800              90
   BB&T                                                  16,339             660
   BOK Financial                                          1,693              87
   Boston Properties+                                     2,384             248
   Brandywine Realty Trust+ (D)                          56,500           1,430
   Capital One Financial (D)                             43,601           2,896
   Capitol Federal Financial                              1,321              45
   CB Richard Ellis Group, Cl A*                          4,200             117
   Charles Schwab                                       139,994           3,024
   Chubb (D)                                             75,818           4,067
   CIT Group (D)                                         27,864           1,120
   Citigroup (D)                                        297,056          13,864
   CME Group                                             15,674           9,206
   Colonial BancGroup                                     7,500             162
   Colonial Properties Trust+                             1,000              34
   Comerica (D)                                          42,645           2,187
   Credicorp (D)                                         21,700           1,469
   Crystal River Capital+                                 4,100              69
   Discover Financial Services (D)*                      81,693           1,699
   Duke Realty+                                           1,400              47
   Eaton Vance (D)                                       52,700           2,106


--------------------------------------------------------------------------------
60          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Everest Re Group                                       8,300   $         915
   Fannie Mae                                             5,447             331
   Fidelity National Financial, Cl A                     11,420             200
   First American                                         8,500             311
   First Citizens BancShares, Cl A                        1,771             309
   First Marblehead                                       2,900             110
   Forest City Enterprises, Cl A                         10,630             586
   Franklin Resources (D)                                60,595           7,726
   Freddie Mac                                            6,587             389
   General Growth Properties+ (D)                        36,300           1,946
   Genworth Financial, Cl A                               9,700             298
   Goldman Sachs Group (D)                               38,124           8,263
   Hanover Insurance Group (D)                           24,200           1,069
   Hartford Financial Services Group                     25,969           2,403
   HCP+                                                   9,800             325
   Health Care+                                           1,700              75
   Hospitality Properties Trust+                          9,687             394
   Host Hotels & Resorts+                                24,848             558
   Hudson City Bancorp                                   85,200           1,310
   Huntington Bancshares                                 51,200             869
   IntercontinentalExchange*                             75,400          11,453
   iStar Financial+ (D)                                  52,100           1,771
   Janus Capital Group (D)                              101,410           2,868
   Jones Lang LaSalle (D)                                34,691           3,565
   JPMorgan Chase (D)                                   441,773          20,242
   Keycorp (D)                                           78,501           2,538
   Lehman Brothers Holdings (D)                          32,118           1,983
   Leucadia National                                      1,200              58
   Lincoln National                                      12,974             856
   Loews (D)                                            199,705           9,656
   Macerich+                                                500              44
   Markel*                                                1,294             626
   Marsh & McLennan                                     100,765           2,570
   MBIA (D)                                              28,400           1,734
   Merrill Lynch (D)                                     99,755           7,111
   Metlife (D)                                           45,948           3,204
   Montpelier Re Holdings                                24,300             430
   Moody's (D)                                           26,318           1,326
   Morgan Stanley (D)                                    83,374           5,253
   National City                                         17,702             444
   National Financial Partners                            7,100             376
   Nationwide Financial Services, Cl A                    5,300             285
   Newcastle Investment+                                 51,600             909
   NewStar Financial*                                     5,600              63
   Northern Trust                                        11,843             785
   NorthStar Realty Finance+ (D)                        128,800           1,279
   NYSE Euronext                                          2,800             222
   People's United Financial                              7,168             124
   Philadelphia Consolidated Holding*                     2,100              87
   PMI Group (D)                                         54,200           1,772
   PNC Financial Services Group (D)                      43,075           2,933
   Popular                                               97,800           1,201

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Prudential Financial                                   6,400   $         625
   Public Storage+                                       16,660           1,310
   Raymond James Financial                                3,796             125
   Rayonier+ (D)                                         48,341           2,322
   Regions Financial                                     25,397             749
   Safeco                                                38,289           2,344
   Simon Property Group+                                    929              93
   SL Green Realty+                                       4,157             485
   SLM                                                    2,570             128
   Sovereign Bancorp                                      2,800              48
   State Street                                             330              22
   SunTrust Banks (D)                                    34,021           2,574
   Synovus Financial                                        959              27
   T. Rowe Price Group                                      254              14
   Taubman Centers+                                       1,900             104
   TD Ameritrade Holding*                                82,800           1,509
   Torchmark                                              3,671             229
   Transatlantic Holdings                                17,049           1,199
   Travelers (D)                                        223,969          11,275
   UnionBanCal                                           31,800           1,857
   UnumProvident                                         14,200             347
   US Bancorp                                            38,810           1,262
   Wachovia (D)                                          83,496           4,187
   Washington Mutual (D)                                 67,900           2,398
   Wells Fargo (D)                                      120,912           4,307
   White Mountains Insurance Group                          100              52
   XL Capital, Cl A                                      13,500           1,069
   Zions Bancorporation                                     115               8
                                                                  --------------
                                                                        247,382
                                                                  --------------
HEALTH CARE -- 11.8%
   Abbott Laboratories (D)                               53,775           2,883
   Aetna (D)                                             70,110           3,805
   Allergan                                             150,494           9,702
   AmerisourceBergen (D)                                135,870           6,159
   Amgen*                                                 5,752             325
   Analogic                                              14,400             918
   Bausch & Lomb                                          5,000             320
   Baxter International                                  53,010           2,983
   Becton Dickinson (D)                                  30,348           2,490
   Biogen Idec (D)*                                      16,300           1,081
   Biovail (D)                                           58,800           1,021
   Bristol-Myers Squibb                                  45,764           1,319
   C.R. Bard                                              1,300             115
   Cardinal Health (D)                                  123,435           7,718
   Celgene*                                              36,574           2,608
   Cephalon*                                                397              29
   Cerner*                                               14,800             885
   Charles River Laboratories
      International (D)*                                 22,600           1,269
   Cigna (D)                                            105,509           5,623
   Covance*                                              11,900             927


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          61

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Coventry Health Care*                                  5,377   $         335
   Covidien (D)*                                         90,965           3,775
   Cubist Pharmaceuticals*                               24,300             514
   Cutera*                                                7,300             191
   Cytyc*                                                15,200             724
   Dade Behring Holdings                                  6,200             473
   Edwards Lifesciences*                                    700              35
   Eli Lilly (D)                                         29,189           1,662
   Endo Pharmaceuticals Holdings*                        26,600             825
   Express Scripts (D)*                                  69,100           3,857
   Forest Laboratories (D)*                              31,422           1,172
   Genentech (D)*                                       197,625          15,419
   Genzyme (D)*                                          34,284           2,124
   Gilead Sciences (D)*                                  80,200           3,278
   Health Net (D)*                                      120,264           6,500
   Henry Schein*                                          4,443             270
   Hillenbrand Industries                                23,822           1,311
   HLTH*                                                 31,349             444
   Hologic*                                              13,200             805
   Hospira*                                               6,997             290
   Humana (D)*                                           54,480           3,807
   Idexx Laboratories*                                      400              44
   Intuitive Surgical*                                    5,200           1,196
   Invitrogen (D)*                                       44,700           3,653
   Johnson & Johnson (D)                                154,975          10,182
   Kinetic Concepts*                                      8,400             473
   King Pharmaceuticals*                                109,998           1,289
   Laboratory of America Holdings*                        8,545             669
   LifePoint Hospitals*                                   2,200              66
   Manor Care                                             6,583             424
   McKesson (D)                                         103,470           6,083
   Medco Health Solutions (D)*                           91,729           8,291
   Medtronic (D)                                         66,792           3,768
   Mentor                                                13,600             626
   Merck (D)                                             92,536           4,783
   Mylan Laboratories                                    14,500             231
   OSI Pharmaceuticals*                                  20,300             690
   PDL BioPharma*                                        64,500           1,394
   PerkinElmer                                            9,500             278
   Pfizer (D)                                           521,730          12,746
   Providence Service*                                    1,700              50
   Quidel*                                               56,400           1,103
   Respironics*                                             800              39
   Schering-Plough                                       51,296           1,623
   Sierra Health Services*                                7,974             337
   St. Jude Medical*                                      3,700             163
   Stryker*                                              15,004           1,032
   Tenet Healthcare*                                     37,589             126
   Thermo Fisher Scientific*                             34,012           1,963
   UnitedHealth Group (D)                               278,517          13,489
   VCA Antech*                                            9,400             393
   Warner Chilcott, Cl A*                                 3,500              62
   Waters (D)*                                           29,363           1,965

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Watson Pharmaceuticals*                                1,400   $          45
   WellCare Health Plans*                                 7,800             822
   WellPoint (D)*                                        55,045           4,344
   Wyeth                                                 52,081           2,320
   Zimmer Holdings*                                     113,300           9,176
                                                                  --------------
                                                                        195,929
                                                                  --------------
INDUSTRIALS -- 10.6%
   3M (D)                                                21,145           1,979
   Acuity Brands                                          9,400             474
   Administaff                                            8,100             294
   AGCO*                                                 11,600             589
   Allied Waste Industries*                               2,877              37
   American Standard                                      2,400              85
   AMR (D)*                                              27,258             608
   Armstrong World Industries*                           10,233             415
   Avery Dennison                                           430              25
   Avis Budget Group*                                     8,035             184
   BE Aerospace*                                          4,900             203
   Boeing (D)                                           153,716          16,139
   Brink's                                                  700              39
   Burlington Northern Santa Fe                           1,828             148
   C.H. Robinson Worldwide (D)                           41,540           2,255
   Caterpillar (D)                                       22,500           1,765
   ChoicePoint (D)*                                      33,700           1,278
   Con-way                                                5,311             244
   Continental Airlines, Cl B*                            9,572             316
   Cooper Industries, Cl A                                  800              41
   Corrections of America*                               20,900             547
   Crane                                                  3,500             168
   CSX                                                    1,942              83
   Cummins (D)                                           20,800           2,660
   Danaher                                                  845              70
   Deere                                                  5,000             742
   Delta Air Lines*                                     170,429           3,059
   Dover                                                 17,400             887
   Dun & Bradstreet (D)                                  19,574           1,930
   Eaton (D)                                             29,600           2,932
   Emerson Electric                                       4,418             235
   Expeditors International Washington                  150,000           7,095
   FedEx (D)                                             16,727           1,752
   Flowserve (D)                                         15,498           1,181
   Fluor                                                 15,980           2,301
   Foster Wheeler*                                        4,500             591
   Gardner Denver (D)*                                   33,600           1,310
   General Cable*                                        15,314           1,028
   General Dynamics                                       9,682             818
   General Electric (D)                                 488,215          20,212
   Goodrich (D)                                          31,500           2,149
   Harsco (D)                                            28,900           1,713
   Hertz Global Holdings*                                14,018             318
   Honeywell International (D)                          103,169           6,135
   Hubbell, Cl B                                          8,829             504


--------------------------------------------------------------------------------
62          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Huron Consulting Group*                               12,400   $         900
   Illinois Tool Works                                    2,300             137
   Ingersoll-Rand, Cl A                                  12,600             686
   ITT                                                   14,518             986
   Jacobs Engineering Group*                             42,449           3,208
   JB Hunt Transport Services                            22,900             602
   Kansas City Southern*                                  2,500              80
   KBR*                                                   7,153             277
   L-3 Communications Holdings (D)                       12,400           1,267
   Labor Ready*                                          39,000             722
   Laidlaw International                                 10,500             370
   Landstar System                                        3,900             164
   Lennox International                                  40,820           1,380
   Lockheed Martin (D)                                   60,672           6,582
   Manitowoc                                              9,400             416
   Manpower                                              42,776           2,753
   Masco                                                 62,300           1,443
   McDermott International*                               2,600             141
   MSC Industrial Direct, Cl A (D)                       30,100           1,523
   Norfolk Southern (D)                                  76,500           3,971
   Northrop Grumman (D)                                  48,883           3,813
   Northwest Airlines*                                   38,663             688
   Owens Corning*                                        13,498             338
   Paccar                                                 6,992             596
   Pall                                                  12,300             478
   Parker Hannifin (D)                                   37,026           4,141
   Pitney Bowes                                             274              12
   Precision Castparts (D)                               21,380           3,164
   Quanta Services*                                      18,797             497
   Raytheon (D)                                          96,091           6,133
   Republic Services                                     28,000             916
   Robert Half International                             57,300           1,711
   Rockwell Automation (D)                               31,600           2,197
   Rockwell Collins                                       1,154              84
   Roper Industries                                         238              16
   RR Donnelley & Sons (D)                               72,739           2,659
   Ryder System (D)                                      66,156           3,242
   Shaw Group*                                           21,374           1,242
   Spirit Aerosystems Holdings, Cl A*                       917              36
   SPX (D)                                               11,883           1,100
   Steelcase, Cl A                                        5,098              92
   Stericycle (D)*                                       41,370           2,365
   Sunpower, Cl A*                                          800              66
   Teleflex                                               2,400             187
   Terex*                                                 8,600             766
   Thomas & Betts (D)*                                   26,400           1,548
   Timken (D)                                            43,100           1,601
   Trinity Industries                                    33,400           1,254
   Tyco International (D)                                76,226           3,380
   UAL*                                                   2,100              98
   Union Pacific                                         11,639           1,316
   United Parcel Service, Cl B                          105,659           7,935
   United Rentals*                                       17,400             560

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   United Technologies                                    5,204   $         419
   URS*                                                  17,756           1,002
   Waste Management (D)                                  31,900           1,204
   WESCO International*                                  26,763           1,149
   WW Grainger (D)                                       16,600           1,514
                                                                  --------------
                                                                        174,665
                                                                  --------------
INFORMATION TECHNOLOGY -- 16.6%
   Accenture, Cl A                                       18,100             729
   Activision*                                           19,600             423
   ADC Telecommunications*                                3,200              63
   Adobe Systems*                                         4,700             205
   Agilent Technologies (D)*                             53,545           1,975
   Akamai Technologies*                                   5,556             160
   Alliance Data Systems*                                 5,700             441
   Amdocs*                                               21,045             783
   Analog Devices                                         3,500             127
   Apple*                                                13,848           2,126
   Applied Materials (D)                                105,395           2,182
   Arrow Electronics (D)*                               138,682           5,897
   Atmel*                                                67,028             346
   Autodesk*                                              2,300             115
   Automatic Data Processing                             33,501           1,539
   Avaya*                                                14,674             249
   Avnet (D)*                                            84,189           3,356
   BMC Software*                                         55,895           1,746
   Cadence Design Systems (D)*                           79,152           1,756
   CDW                                                    1,477             129
   Ceridian*                                             21,500             747
   Check Point Software
      Technologies (D)*                                  74,900           1,886
   Cisco Systems (D)*                                   247,530           8,196
   Cognizant Technology Solutions,
      Cl A*                                               2,500             199
   CommScope*                                             5,900             296
   Computer Sciences (D)*                                49,476           2,766
   Compuware (D)*                                       199,800           1,602
   Convergys*                                            52,182             906
   Corning                                               32,281             796
   Cypress Semiconductor*                                 2,400              70
   Dell*                                                 14,107             389
   Diebold                                                1,800              82
   DST Systems*                                           4,021             345
   eBay (D)*                                            314,900          12,287
   Electronic Data Systems (D)                          160,637           3,508
   EMC (D)*                                             159,100           3,309
   Emulex*                                                6,600             126
   Exar*                                                 45,000             588
   F5 Networks*                                           5,800             216
   Factset Research Systems                              12,300             843
   Fair Isaac (D)                                        19,700             711
   Fairchild Semiconductor
      International*                                     61,648           1,152


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          63

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Fidelity National Information
     Services                                            12,646   $         561
   Fiserv (D)*                                           52,105           2,650
   Google, Cl A (D)*                                     30,920          17,540
   Harris (D)                                            22,223           1,284
   Hewitt Associates, Cl A*                               7,000             245
   Hewlett-Packard (D)                                  356,009          17,726
   Ingram Micro, Cl A (D)*                              242,812           4,762
   Integrated Device Technology*                         61,400             950
   Intel (D)                                            129,433           3,347
   InterDigital*                                          2,200              46
   International Business Machines (D)                   88,028          10,370
   Intersil, Cl A (D)                                    52,300           1,748
   Intuit (D)*                                          323,900           9,814
   Jabil Circuit                                         56,311           1,286
   Juniper Networks*                                    123,400           4,518
   Kla-Tencor (D)                                        30,700           1,712
   Lam Research (D)*                                     74,756           3,981
   Lexmark International, Cl A*                           2,600             108
   LSI Logic*                                            23,125             172
   Mastercard, Cl A                                      12,200           1,805
   McAfee*                                               19,600             683
   MEMC Electronic Materials*                             9,574             564
   Mettler Toledo International (D)*                     26,862           2,740
   Microsoft (D)                                        626,496          18,457
   NAVTEQ*                                                2,300             179
   NCR (D)*                                              57,539           2,865
   Netlogic Microsystems*                                 6,100             220
   Network Appliance*                                    59,000           1,588
   Novellus Systems*                                      4,703             128
   Nvidia*                                               25,300             917
   Oracle (D)*                                          217,908           4,718
   Paychex                                              180,000           7,380
   PMC - Sierra*                                        132,100           1,108
   Progress Software*                                     5,600             170
   QLogic*                                               69,500             935
   Qualcomm (D)                                         341,400          14,428
   Rambus*                                                6,100             117
   Red Hat*                                               3,400              68
   Research In Motion (D)*                              148,500          14,635
   Riverbed Technology*                                  21,000             848
   Salesforce.com*                                        1,300              67
   SanDisk*                                             111,800           6,160
   Seagate Technology                                   350,800           8,973
   Silicon Laboratories (D)*                             44,100           1,842
   Solectron*                                            59,180             231
   SPSS*                                                 12,500             514
   SYKES Enterprises*                                    21,300             354
   Symantec (D)*                                        213,856           4,145
   Synopsys*                                             16,128             437
   Tech Data (D)*                                        86,268           3,461
   Tektronix (D)                                         37,700           1,046
   Texas Instruments (D)                                146,171           5,348
   Total System Services                                 11,700             325

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Tyco Electronics*                                     93,363   $       3,308
   Unisys*                                              103,099             682
   Varian Semiconductor Equipment
      Associates*                                        31,000           1,659
   VeriFone Holdings*                                     2,300             102
   VeriSign*                                             24,640             831
   Vishay Intertechnology*                               62,427             813
   WebMD Health, Cl A*                                   10,548             550
   Western Union                                        312,404           6,551
   Xerox (D)*                                           145,608           2,525
   Xilinx                                                 6,900             180
   Zebra Technologies, Cl A (D)*                         29,500           1,076
   Zoran*                                                27,000             545
                                                                  --------------
                                                                        274,465
                                                                  --------------
MATERIALS -- 3.8%
   AK Steel Holding*                                     14,900             655
   Albemarle                                              9,900             438
   Alcan (D)                                             12,400           1,241
   Alcoa                                                 15,900             622
   Allegheny Technologies                                 7,300             803
   Ashland                                               13,500             813
   Ball (D)                                              33,900           1,822
   Cabot                                                  6,100             217
   Celanese, Ser A                                       20,300             791
   Cleveland-Cliffs                                       4,900             431
   Commercial Metals                                     21,327             675
   Crown Holdings (D)*                                  143,517           3,266
   Domtar*                                               29,100             239
   Dow Chemical (D)                                      57,280           2,466
   E.I. Du Pont de Nemours                                8,400             416
   Eastman Chemical                                      15,138           1,010
   Ecolab                                                18,998             897
   Florida Rock Industries                                7,200             450
   FMC                                                   40,244           2,094
   Freeport-McMoRan Copper & Gold,
     Cl B                                                11,350           1,191
   International Flavors & Fragrances                    11,200             592
   International Paper (D)                               61,847           2,218
   Lubrizol                                               5,000             325
   Lyondell Chemical                                     10,600             491
   Martin Marietta Materials                              5,400             721
   Methanex (D)                                          41,100           1,044
   Monsanto (D)                                          32,912           2,822
   Mosaic*                                               50,700           2,713
   Nalco Holding                                         15,100             448
   Newmont Mining                                         9,390             420
   Nova Chemicals (D)                                    40,700           1,571
   Nucor (D)                                             38,270           2,276
   Owens-Illinois*                                       26,707           1,107
   Pactiv (D)*                                           91,381           2,619
   PPG Industries                                        16,207           1,224
   Praxair                                              106,615           8,930


--------------------------------------------------------------------------------
64          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
   Reliance Steel & Aluminum                              5,400   $         305
   Rohm & Haas                                           22,916           1,276
   Sealed Air                                             2,818              72
   Smurfit-Stone Container (D)*                          77,133             901
   Sonoco Products                                        8,677             262
   Southern Copper (D)                                   26,000           3,220
   Steel Dynamics (D)                                    25,800           1,205
   Temple-Inland                                         12,600             663
   United States Steel (D)                               26,900           2,850
   Valspar                                               22,100             601
   Vulcan Materials                                       7,993             713
   Weyerhaeuser                                           6,100             441
                                                                  --------------
                                                                         62,567
                                                                  --------------

TELECOMMUNICATION SERVICES -- 3.4%
   Alltel                                                 5,472             381
   American Tower, Cl A*                                 12,659             551
   AT&T (D)                                             430,910          18,232
   Bell Aliant Regional Communications
      Income Fund (Canada) (H)                            2,066              67
   CenturyTel (D)                                        43,894           2,029
   Citizens Communications                               32,111             460
   Crown Castle International*                          145,000           5,891
   Embarq                                                15,413             857
   Leap Wireless International*                           6,500             529
   Qwest Communications International*                  107,828             988
   Rogers Communications, Cl B (D)                       30,200           1,375
   Sprint Nextel (D)                                    392,404           7,456
   Telephone & Data Systems                              12,900             861
   US Cellular*                                          48,762           4,788
   Verizon Communications (D)                           196,906           8,719
   Windstream (D)                                       165,052           2,330
                                                                  --------------
                                                                         55,514
                                                                  --------------

UTILITIES -- 2.9%
   AES*                                                  33,116             664
   AGL Resources                                          6,000             238
   Allegheny Energy*                                      3,421             179
   Alliant Energy                                        28,338           1,086
   American Electric Power                               26,900           1,240
   Atmos Energy                                          23,500             665
   Centerpoint Energy                                    46,200             741
   CMS Energy                                            89,871           1,512
   Consolidated Edison (D)                               38,600           1,787
   Constellation Energy Group (D)                        26,300           2,256
   Dominion Resources                                     4,797             404
   DTE Energy                                             4,600             223
   Duke Energy                                           30,378             568
   Dynegy, Cl A*                                        131,200           1,212
   Edison International (D)                              53,135           2,946
   Energen (D)                                           40,800           2,330
   Entergy                                               11,300           1,224
   Equitable Resources                                   18,000             934

--------------------------------------------------------------------------------
                                   Shares/Contracts/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Exelon                                                 4,374   $         330
   FirstEnergy (D)                                       47,265           2,994
   FPL Group                                             33,100           2,015
   Great Plains Energy                                      800              23
   MDU Resources Group                                    3,170              88
   Mirant*                                               31,200           1,269
   National Fuel Gas                                      8,700             407
   NiSource                                              20,000             383
   Northeast Utilities                                   51,400           1,468
   NRG Energy (D)*                                       59,000           2,495
   NSTAR                                                  3,100             108
   Oneok                                                 17,900             848
   Pepco Holdings                                         6,500             176
   PG&E (D)                                              81,340           3,888
   Pinnacle West Capital                                  6,800             269
   PPL                                                   16,762             776
   Progress Energy (D)                                   19,600             918
   Public Service Enterprise Group (D)                   56,612           4,981
   Puget Energy                                          10,324             253
   Questar                                                2,100             110
   Reliant Energy*                                       60,287           1,543
   Sempra Energy                                         13,492             784
   Southern                                               9,927             360
   TXU                                                    8,304             569
   UGI                                                   22,400             582
   Wisconsin Energy                                         900              41
   Xcel Energy                                           32,871             708
                                                                  --------------
                                                                         48,595
                                                                  --------------
Total Common Stock
   (Cost $1,380,115) ($ Thousands)                                    1,533,342
                                                                  --------------
PURCHASED OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury Call,
      Expires 06/16/08,
      Strike Price: $95.00*                                  43              76
                                                                  --------------
Total Purchased Options
   (Cost $18) ($ Thousands)                                                  76
                                                                  --------------

ASSET-BACKED SECURITIES -- 9.4%

MORTGAGE RELATED SECURITIES -- 9.4%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1 (E)
         5.050%, 08/27/35                         $          31              31
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (C)
         7.881%, 10/12/07                                   170             108
   Ace Securities, Ser 2003-OP1,
      Cl M1 (C)
         6.020%, 10/26/07                                   500             488


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          65

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
         6.020%, 10/25/07                         $          54   $          48
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5 (C)
         5.940%, 10/25/07                                   250             183
   American Home Mortgage
      Investment Trust,
      Ser 2005-1, Cl 6A (C)
         5.294%, 10/25/07                                 4,191           4,150
   American Home Mortgage
      Investment Trust,
      Ser 2005-4, Cl 5A (C)
         5.350%, 10/25/07                                 2,117           2,093
   American Home Mortgage
      Investment Trust,
      Ser 2006-1, Cl 2A3 (C)
         5.100%, 10/25/07                                 1,244           1,228
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
         6.670%, 10/25/07                                   427             394
   Argent Securities, Ser 2003-W5,
      Cl M1 (C)
         6.020%, 10/25/07                                   250             242
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
         6.010%, 10/26/07                                   343             334
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
         4.300%, 06/25/35                                   513             504
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (E)
         5.900%, 07/26/35                                    32               1
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5,
      Cl M1 (C)
         6.361%, 10/15/07                                   547             527
   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl AM (C)
         5.182%, 09/10/47                                 1,619           1,573
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4 (C)
         5.889%, 07/10/44                                 1,854           1,900
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4 (C)
         5.838%, 06/10/49                                 5,050           5,076
   Bank of America Commercial
      Mortgage, Ser 2005-5, Cl AM (C)
         5.176%, 10/10/45                                 1,762           1,706
   Bank of America Commercial
      Mortgage, Ser 2006-2, Cl A4 (C)
         5.930%, 05/10/45                                 1,911           1,948

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Asset-Backed
      Securities, Ser 2005-HE11,
      Cl A1 (E)
         5.500%, 11/25/35                         $         117   $         103
   Bear Stearns Asset-Backed
      Securities, Ser 2007-HE4,
      Cl 1A1 (C)
         5.440%, 10/31/07                                 2,612           2,595
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1 (C)
         5.625%, 10/25/07                                 2,221           2,205
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                   274             270
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (C)
         4.989%, 10/01/07                                   504             503
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (C)
         6.655%, 10/27/07                                   235             185
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
         7.505%, 10/27/07                                   375             197
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3 (C)
         5.935%, 10/30/07                                   500             488
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5 (C)
         6.055%, 10/25/07                                   225             140
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (C)
         7.105%, 10/25/07                                   280             259
   Countrywide Asset-Backed
      Certificates, Ser 2005-7,
      Cl MV8 (C)
         6.955%, 10/27/07                                   250             185
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                 1,600           1,588
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (C)
         5.087%, 10/01/07                                   417             416
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
         6.325%, 10/27/07                                   285             238
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
         6.375%, 10/27/07                                   195             158
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
         6.555%, 10/27/07                                   275             204


--------------------------------------------------------------------------------
66          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (C)
         5.569%, 10/01/07                         $       1,783   $       1,790
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3 (C)
         6.021%, 06/15/38                                 2,381           2,440
   Credit-Based Asset Servicing,
      Ser 2007-CB3, Cl A1 (G)
         5.766%, 03/25/37                                 4,161           4,137
   Credit-Based Asset Servicing,
      Ser 2007-CB4, Cl A1A (C)
         5.595%, 10/27/07                                 2,228           2,203
   Credit-Based Asset Servicing,
      Ser 2007-CB4, Cl A2A (G)
         5.844%, 04/25/37                                 2,427           2,414
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (C)
         6.138%, 10/19/07                                   322             316
   FBR Securitization Trust,
      Ser 2005-2, Cl M10 (C)
         7.755%, 10/28/07                                   100              59
   FBR Securitization Trust,
      Ser 2005-4, Cl M11 (C)
         7.505%, 10/27/07                                   210             106
   FBR Securitization Trust,
      Ser 2005-4, Cl M12 (C)
         7.505%, 10/27/07                                    77              51
   FBR Securitization Trust,
      Ser 2005-5, Cl M12 (C)
         7.755%, 10/27/07                                   122             104
   First Franklin Mortgage Loan,
      Ser 2003-FF5, Cl M6 (C)
         10.381%, 10/25/07                                   27               2
   First Franklin Mortgage Loan,
      Ser 2005-FFH4, Cl N1 (E)
         5.682%, 12/25/35                                    20              15
   First Franklin Mortgage Loan,
      Ser 2006-FF11, Cl M1 (C)
         5.755%, 10/06/07                                 3,500           2,698
   First Franklin Mortgage Loan,
      Ser 2006-FF14, Cl A2 (C)
         5.565%, 10/25/07                                 2,675           2,634
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (C)
         5.655%, 10/01/07                                 3,458           3,482
   First Horizon Mortgage Pass-
      Through, Ser 2006-AR3,
      Cl 1A1 (C)
         5.684%, 10/01/07                                   735             738
   GE-WMC Mortgage Securities NIM
      Trust, Ser 2005-2A, Cl N1 (E)
         5.500%, 01/25/36                                   129             120

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM (C)
         5.622%, 04/10/38                         $       3,800   $       3,769
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A (C)
         5.440%, 10/20/07                                 2,572           2,553
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7,
      Cl AM (C)
         6.110%, 07/10/38                                 2,100           2,133
   Home Equity Asset Trust NIM,
      Ser 2005-7N, Cl A (E)
         6.500%, 02/27/36                                   275              41
   Home Equity Asset Trust NIM,
      Ser 2005-9N, Cl A (E)
         6.500%, 05/27/36                                   117              29
   Home Equity Asset Trust NIM,
      Ser 2006-1N, Cl 1A (E)
         6.500%, 05/27/36                                    68              17
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (C)
         7.720%, 10/25/07                                   370             360
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1 (G)
         5.500%, 01/25/37                                 2,514           2,302
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1 (C)
         6.105%, 10/25/07                                   383             380
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-1, Cl A1 (C)
         5.380%, 10/25/07                                 5,540           5,527
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-2, Cl 1A1A (C)
         5.615%, 05/25/37                                 3,393           3,374
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2 (C)
         6.055%, 10/25/07                                   235             196
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
         7.255%, 10/25/07                                   240             168
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
         6.205%, 10/25/07                                   165             128
   Irwin Home Equity, Ser 2007-1,
      Cl 2A1 (C) (E)
         5.655%, 10/17/07                                 4,753           4,684
   JPMorgan Chase Commercial Mortgage,
      Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                 1,155           1,133
   JPMorgan Chase Commercial Mortgage,
      Ser 2007-CB18, Cl A4
         5.440%, 10/01/07                                 5,050           4,981


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          67

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Acquisition,
      Ser 2006-RM1, Cl A2 (C)
         5.585%, 10/27/07                         $         647   $         642
   JPMorgan Mortgage Acquisition,
      Ser 2006-WF1, Cl A1B (C)
         5.605%, 10/31/07                                   593             591
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
         6.505%, 10/25/07                                   600             528
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
         7.070%, 10/31/07                                   725             509
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
         6.755%, 10/31/07                                   150             132
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
         7.255%, 10/27/07                                   325             236
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (C)
         6.905%, 10/30/07                                   225             197
   Lehman XS Trust, Ser 2005-9N,
      Cl M6 (C)
         7.255%, 10/30/07                                   415             291
   Lehman XS Trust, Ser 2006-11,
      Cl M10 (C)
         7.320%, 10/25/07                                   210              96
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (C)
         6.055%, 10/25/07                                   270             266
   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (C)
         6.105%, 10/25/07                                   150             113
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
         6.655%, 10/27/07                                   240             199
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
         5.650%, 10/27/07                                   560             528
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A (C)
         5.136%, 10/01/07                                   576             584
   Merrill Lynch Mortgage Investors,
      Ser 2005-FF6, Cl N1 (E)
         4.500%, 05/25/36                                    44              40
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
         5.303%, 10/01/07                                 1,769           1,771
   Merrill Lynch Mortgage Investors,
      Ser 2006-MLN1, Cl A2A (C)
         5.575%, 10/29/07                                   686             681
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A (C)
         5.625%, 10/30/07                                 2,749           2,727

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1 (C)
         5.620%, 10/11/07                         $       2,404   $       2,363
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6 (C)
         5.417%, 11/12/37                                 2,316           2,293
   Merrill Lynch/Countrywide
      Commercial Mortgage,
      Ser 2006-4, Cl A3 (C)
         5.172%, 12/12/49                                 5,667           5,509
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
         6.185%, 10/27/07                                   583             577
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
         8.580%, 10/27/07                                   104              99
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (C)
         5.970%, 10/27/07                                   566             526
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3 (C)
         4.450%, 10/01/07                                   145             145
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2 (G)
         4.461%, 10/25/07                                   678             672
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A (G)
         5.995%, 10/09/07                                 2,360           2,363
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1 (C)
         5.420%, 10/31/07                                 3,702           3,660
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (C)
         5.970%, 10/23/07                                   250             239
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (C) (E)
         7.820%, 10/27/07                                   100              58
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (E)
         7.820%, 10/27/07                                   190              81
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (C)
         5.625%, 10/26/07                                 2,913           2,893
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
         5.424%, 12/25/36                                 1,688           1,670
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (E)
         5.500%, 10/25/36                                    18              17
   People's Financial Realty Mortgage
      Security, Ser 2006-1, Cl B1 (C)
         8.005%, 10/03/07                                   160             152


--------------------------------------------------------------------------------
68          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RAAC, Ser 2007-SP1, Cl A1 (C)
         5.655%, 10/10/07                         $       3,126   $       3,098
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (C)
         5.720%, 10/27/07                                   342             336
   Residential Accredit Loans,
      Ser 2006-Q04, Cl N1 (E)
         6.048%, 04/25/46                                    89              89
   Residential Accredit Loans,
      Ser 2006-Q06, Cl M5 (C)
         6.005%, 10/29/07                                   350             227
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4 (C)
         6.225%, 10/25/07                                   250             176
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5 (C)
         6.285%, 10/25/07                                   250             169
   Residential Asset Mortgage Products,
      Ser 2003-RS10, Cl AI5 (C)
         4.910%, 01/25/31                                   166             165
   Residential Asset Mortgage Products,
      Ser 2006-RZ4, Cl M9 (C)
         7.738%, 10/25/07                                   115              45
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (C)
         5.250%, 10/25/07                                 1,450           1,447
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (E)
         5.420%, 10/25/07                                 1,885           1,873
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (C) (E)
         5.655%, 10/25/07                                 1,000             983
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl N1 (E)
         4.750%, 09/25/35                                    55              17
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (E)
         7.500%, 06/25/36                                    72              51
   SLM Student Loan Trust,
      Ser 2006-C, Cl C (C)
         5.750%, 12/28/07                                 1,000             931
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
         5.765%, 10/30/07                                 3,105           2,898
   Sail NIM Notes, Ser 2005-11A,
      Cl A (E)
         7.500%, 01/27/36                                   250              30
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
         7.000%, 03/27/36                                   186              17
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (E)
         5.000%, 05/25/35                                   101               5

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16XS, Cl M2 (C)
         6.405%, 10/25/07                         $         505   $         484
   Structured Adjustable Rate Mortgage
      Loan, Ser 2007-9, Cl 2A1
         0.000%, 11/25/15                                 2,000           2,004
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (C)
         8.320%, 10/25/07                                   241             224
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (C)
         8.005%, 10/25/07                                   250             196
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4 (C)
         6.455%, 10/27/07                                   191             170
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5 (C)
         6.555%, 10/27/07                                   121             104
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (C) (E)
         4.500%, 03/25/37                                 2,131           2,029
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl B1 (C) (E)
         6.285%, 10/25/07                                   300              20
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (C) (E)
         4.500%, 05/25/37                                 2,161           2,051
   Terwin Mortgage Trust, Ser 2006-6,
      Cl A1 (C)
         4.500%, 07/25/37                                   953             889
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (C) (E)
         4.500%, 02/25/37                                   352             350
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B (C) (E)
         5.595%, 12/29/07                                 3,200           3,087
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY2,
      Cl 1A1 (C)
         5.776%, 04/25/37                                 1,127           1,143
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY4,
      Cl 1A1 (C)
         5.560%, 10/01/07                                 4,585           4,570
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1 (C)
         5.707%, 06/25/37                                 3,767           3,752
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (C) (E)
         8.505%, 10/28/07                                   300             231
                                                                  --------------
Total Asset-Backed Securities
   (Cost $160,552) ($ Thousands)                                        154,661
                                                                  --------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          69

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                   Face amount     Market value
Description                                       ($ Thousands)    ($ thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 5.2%
   FHLMC (F)
       5.249%, 11/09/07                           $      9,500   $        9,448
       4.527%, 03/28/08                                     25               24
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
       5.000%, 08/01/35                                  6,427            1,692
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
       5.000%, 09/15/35                                  1,062              242
   FHLMC TBA
       6.000%, 10/01/19                                  2,000            2,024
   FNMA (F)
       5.345%, 11/02/07                                  1,125            1,121
       5.027%, 02/29/08                                  1,100            1,080
       4.716%, 03/12/08                                  1,600            1,568
   FNMA ARM
       5.507%, 05/01/36                                    929              933
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
       5.000%, 11/01/35                                    394              101
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
       5.000%, 08/01/35                                 18,033            4,748
   FNMA TBA
       6.500%, 10/01/37 to 11/15/37                      6,000            6,106
       6.000%, 10/20/21                                  6,000            6,079
       5.500%, 10/15/22                                 36,000           35,910
       5.000%, 10/01/22                                 12,300           12,054
   GNMA ARM
       6.000%, 02/20/35                                    294              296
       5.500%, 08/20/34 to 06/20/36                      1,194            1,199
       5.000%, 06/20/34 to 01/20/36                      1,102            1,104
       4.750%, 03/20/34                                    428              427
                                                                 ---------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $85,740) ($ Thousands)                                          86,156
                                                                 ---------------
CORPORATE OBLIGATIONS -- 0.4%

CONSUMER DISCRETIONARY -- 0.0%
   Time Warner
       6.875%, 05/01/12                                    375              393
                                                                 ---------------
ENERGY -- 0.0%
   Weatherford International (E)
       5.950%, 06/15/12                                    205              209
                                                                 ---------------

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 0.3%
   CIT Group
       5.000%, 02/13/14                           $        500   $          451
   Capmark Financial Group (E)
       6.300%, 05/10/17                                     55               48
       5.875%, 05/10/12                                    110              100
   Discover Financial Services (E)
       6.450%, 06/12/17                                    115              112
   Genworth Financial
       5.750%, 06/15/14                                    275              276
       5.650%, 06/15/12                                    575              580
   Goldman Sachs Group
       5.500%, 11/15/14                                     65               64
   HSBC Finance
       6.375%, 10/15/11                                    375              387
   Lehman Brothers Holdings MTN
       5.750%, 05/17/13                                    125              124
       5.500%, 04/04/16                                    250              236
   Merrill Lynch
       6.050%, 05/16/16                                    195              195
   Morgan Stanley
       4.750%, 04/01/14                                    375              352
   Morgan Stanley MTN, Ser G (C)
       5.660%, 10/04/07                                    380              368
   Prudential Financial MTN
       5.800%, 06/15/12                                    170              174
   Residential Capital LLC
       6.500%, 04/17/13                                    630              509
   Shinsei Finance Cayman Ltd. (C) (E)
       6.418%, 01/29/49                                    400              371
   Simon Property Group LP
       5.750%, 12/01/15                                    250              244
       5.600%, 09/01/11                                    210              210
   Washington Mutual Preferred
     Funding (C) (E)
       6.534%, 03/29/49                                    400              366
   iStar Financial, Ser 1
       5.875%, 03/15/16                                    250              224
                                                                 ---------------
                                                                          5,391
                                                                 ---------------
INDUSTRIALS -- 0.0%
   US Steel
       5.650%, 06/01/13                                    120              118
                                                                 ---------------
MATERIALS -- 0.0%
   Lafarge
       6.150%, 07/15/11                                    230              235
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.0%
   Vodafone Group PLC
       5.350%, 02/27/12                                     80               80
                                                                 ---------------


--------------------------------------------------------------------------------
70          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                               ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.1%
   Dominion Resources
       4.750%, 12/15/10                         $          250   $          246
   Exelon Generation
       6.950%, 06/15/11                                    375              393
                                                                 ---------------
                                                                            639
                                                                 ---------------
Total Corporate Obligations
   (Cost $7,273) ($ Thousands)                                            7,065
                                                                 ---------------
CASH EQUIVALENT**++ --11.3%

   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A, 5.350%                                  187,540,285          187,540
                                                                 ---------------
Total Cash Equivalent
   (Cost $187,540) ($ Thousands)                                        187,540
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills (A) (B)
       4.840%, 12/13/07                                    570              566
       3.920%, 11/23/07                                  2,478            2,465
   U.S. Treasury Bonds TIPS
     2.375%, 04/15/11                                    5,207            5,240
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $8,228) ($ Thousands)                                            8,271
                                                                 ---------------
Total Investments -- 119.5%
   (Cost $1,829,466) ($ Thousands)                               $    1,977,111
                                                                 ===============
COMMON STOCK SOLD SHORT -- (14.4)%

CONSUMER DISCRETIONARY -- (3.5)%
   Advance Auto Parts                                  (33,100)          (1,111)
   Apollo Group, Cl A*                                 (25,728)          (1,548)
   Barnes & Noble                                      (20,100)            (709)
   Carmax*                                             (97,300)          (1,978)
   Centex                                              (44,900)          (1,193)
   Central European Media Entertainment,
     Cl A*                                             (15,058)          (1,381)
   Corinthian Colleges*                                (64,700)          (1,029)
   CROCS*                                               (8,270)            (556)
   Dillards, Cl A                                      (37,000)            (808)
   Discovery Holding, Cl A*                            (64,164)          (1,851)
   DR Horton                                          (122,131)          (1,564)
   Dreamworks Animation SKG, Cl A*                     (27,887)            (932)
   E.W. Scripps, Cl A                                   (1,800)             (76)
   Eastman Kodak                                       (16,000)            (428)
   Gamestop, Cl A*                                     (13,900)            (783)
   Gentex                                             (204,426)          (4,383)

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                             Shares   ($ Thousands)
--------------------------------------------------------------------------------

   H&R Block                                           (79,100)  $       (1,675)
   Hearst-Argyle Television                             (1,060)             (28)
   International Game Technology                       (80,229)          (3,458)
   Interpublic Group*                                 (149,300)          (1,550)
   KB Home                                             (75,842)          (1,901)
   Las Vegas Sands*                                    (31,800)          (4,243)
   Lennar, Cl A                                       (103,445)          (2,343)
   Liberty Media Holding-Capital, Ser A*               (20,810)          (2,598)
   MDC Holdings                                         (2,700)            (111)
   MGM Mirage*                                         (17,800)          (1,592)
   O'Reilly Automotive*                                (37,800)          (1,263)
   Orient Express Hotels, Cl A                          (6,500)            (333)
   Pulte Homes                                         (95,345)          (1,298)
   Quiksilver*                                         (96,900)          (1,386)
   R.H. Donnelley                                      (20,848)          (1,168)
   Royal Caribbean Cruises                             (27,100)          (1,058)
   Ryland Group                                        (35,975)            (771)
   Saks                                                (34,400)            (590)
   Sally Beauty Holdings*                              (93,600)            (791)
   Scientific Games, Cl A*                             (41,300)          (1,553)
   Target                                               (6,300)            (400)
   Tiffany                                             (31,615)          (1,655)
   Toll Brothers*                                      (37,824)            (756)
   Urban Outfitters*                                   (11,379)            (248)
   Warner Music Group                                  (95,800)            (967)
   Wynn Resorts                                        (16,089)          (2,534)
   XM Satellite Radio Holdings, Cl A*                  (66,700)            (944)
                                                                 ---------------
                                                                        (57,544)
                                                                 ---------------
CONSUMER STAPLES -- (0.1)%
   CVS Caremark                                        (11,300)            (448)
   Whole Foods Market                                  (15,617)            (765)
                                                                 ---------------
                                                                         (1,213)
                                                                 ---------------
ENERGY -- (1.8)%
   Arch Coal                                           (48,300)          (1,630)
   Baker Hughes                                        (11,500)          (1,039)
   BJ Services                                          (4,300)            (114)
   Cameco                                              (41,900)          (1,937)
   CNX Gas*                                            (58,100)          (1,672)
   Continental Resources*                              (14,200)            (258)
   Denbury Resources*                                  (63,700)          (2,847)
   Diamond Offshore Drilling                            (7,600)            (861)
   Enbridge                                            (57,100)          (2,094)
   Forest Oil*                                         (11,900)            (512)
   Oceaneering International*                           (4,659)            (353)
   Overseas Shipholding Group                          (33,924)          (2,606)
   Peabody Energy                                      (72,400)          (3,466)
   Quicksilver Resources*                              (78,336)          (3,686)
   Range Resources                                     (20,800)            (846)
   Rowan                                               (15,500)            (567)
   Spectra Energy                                      (25,827)            (632)


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          71

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Tetra Technologies*                                 (54,600)  $       (1,154)
   Tidewater                                           (11,729)            (737)
   TransCanada                                         (55,100)          (2,017)
   W&T Offshore                                        (51,700)          (1,260)
                                                                 ---------------
                                                                        (30,288)
                                                                 ---------------
FINANCIALS -- (2.5)%
   Affiliated Managers Group*                           (5,600)            (714)
   AMB Property+                                       (19,600)          (1,172)
   Archstone-Smith Trust+                              (13,900)            (836)
   Arthur J. Gallagher                                 (18,500)            (536)
   AvalonBay Communities+                              (11,400)          (1,346)
   Bear Stearns                                        (33,592)          (4,125)
   Camden Property Trust+                              (13,200)            (848)
   Capitol Federal Financial                           (46,900)          (1,604)
   City National                                        (8,000)            (556)
   Commerce Bancorp                                    (98,999)          (3,839)
   Conseco*                                           (101,200)          (1,619)
   Douglas Emmett+                                     (55,068)          (1,362)
   Equity Residential+                                 (10,400)            (441)
   Fidelity National Financial, Cl A                   (60,400)          (1,056)
   First American                                      (30,500)          (1,117)
   Fulton Financial                                     (3,900)             (56)
   Hudson City Bancorp                                (237,815)          (3,658)
   IntercontinentalExchange*                            (8,100)          (1,230)
   Jefferies Group                                     (60,000)          (1,670)
   Leucadia National                                   (84,641)          (4,081)
   Markel*                                              (1,000)            (484)
   Marsh & McLennan                                     (5,600)            (143)
   MBIA                                                (43,839)          (2,676)
   MGIC Investment                                     (16,096)            (520)
   OneBeacon Insurance Group                            (1,047)             (23)
   Peoples United Financial                            (65,310)          (1,129)
   Plum Creek Timber+                                  (10,300)            (461)
   Progressive                                         (20,000)            (388)
   Rayonier+                                            (3,000)            (144)
   SL Green Realty+                                     (9,000)          (1,051)
   T. Rowe Price Group                                 (17,400)            (969)
   Unitrin                                              (7,300)            (362)
   Valley National Bancorp                             (57,625)          (1,278)
   White Mountains Insurance Group                      (1,000)            (520)
                                                                 ---------------
                                                                        (42,014)
                                                                 ---------------
HEALTH CARE -- (1.9)%
   Abraxis BioScience*                                  (7,000)            (160)
   Advanced Medical Optics*                            (30,500)            (933)
   Affymetrix*                                         (40,900)          (1,038)
   Brookdale Senior Living                             (57,219)          (2,278)
   Cephalon*                                           (18,900)          (1,381)
   Community Health Care Systems*                       (8,300)            (261)
   Cooper                                              (66,139)          (3,467)
   DaVita*                                              (8,400)            (531)
   Health Management Associates, Cl A                  (48,767)            (338)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Henry Schein*                                        (4,300)  $         (262)
   Kinetic Concepts*                                   (19,648)          (1,106)
   LifePoint Hospitals*                                (45,054)          (1,352)
   McKesson                                            (17,800)          (1,046)
   Millipore                                            (8,100)            (614)
   Mylan                                               (14,470)            (231)
   Omnicare                                            (82,500)          (2,733)
   Patterson*                                           (8,000)            (309)
   Pharmaceutical Product Development                  (91,500)          (3,243)
   Resmed*                                             (69,800)          (2,992)
   Respironics*                                        (11,900)            (572)
   Sepracor*                                           (18,500)            (509)
   Tenet Healthcare*                                  (372,300)          (1,251)
   Varian Medical Systems*                             (31,500)          (1,320)
   VCA Antech*                                         (22,000)            (919)
   Vertex Pharmaceuticals*                             (43,900)          (1,685)
   WellCare Health Plans*                               (3,950)            (415)
                                                                 ---------------
                                                                        (30,946)
                                                                 ---------------
INDUSTRIALS -- (1.5)%
   Aircastle                                            (7,268)            (243)
   AMR*                                                (54,200)          (1,208)
   BE Aerospace*                                       (32,700)          (1,358)
   Copa Holdings, Cl A                                 (18,761)            (751)
   Corporate Executive Board                           (39,780)          (2,953)
   Corrections Corporation of America*                 (10,500)            (275)
   Covanta Holding*                                    (55,400)          (1,358)
   Danaher                                              (1,900)            (157)
   DRS Technologies                                    (15,636)            (862)
   Expeditors International Washington                 (12,100)            (572)
   Fastenal                                            (23,400)          (1,063)
   First Solar*                                         (1,041)            (123)
   Flowserve                                           (14,100)          (1,074)
   Foster Wheeler*                                     (18,907)          (2,482)
   General Cable                                       (26,000)          (1,745)
   Graco                                                (2,708)            (106)
   Joy Global                                           (3,900)            (198)
   Kansas City Southern*                               (10,500)            (338)
   Monster Worldwide*                                  (24,800)            (845)
   Southwest Airlines                                  (81,579)          (1,207)
   Spirit Aerosystems Holdings, Cl A*                  (20,400)            (794)
   Stericycle*                                         (26,665)          (1,524)
   Sunpower, Cl A*                                     (26,600)          (2,203)
   Toro                                                (12,002)            (706)
   UTI Worldwide                                       (41,000)            (943)
                                                                 ---------------
                                                                        (25,088)
                                                                 ---------------
INFORMATION TECHNOLOGY -- (2.1)%
   Advanced Micro Devices*                             (95,700)          (1,263)
   Amphenol,Cl A                                       (34,400)          (1,368)
   Applied Materials                                   (41,800)            (865)
   Avid Technology*                                     (2,200)             (60)
   BEA Systems*                                        (61,700)            (856)


--------------------------------------------------------------------------------
72          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Brocade Communication Systems*                      (46,723)  $         (400)
   CACI International, Cl A*                            (5,000)            (255)
   Cypress Semiconductor*                              (37,700)          (1,101)
   Diebold                                             (25,200)          (1,145)
   Electronic Arts*                                    (20,900)          (1,170)
   Equinix*                                            (15,800)          (1,401)
   F5 Networks*                                        (57,588)          (2,142)
   Fair Isaac                                          (39,302)          (1,419)
   Fairchild Semiconductor, Cl A*                      (23,100)            (432)
   Global Payments                                      (3,507)            (155)
   International Rectifier*                             (2,200)             (73)
   JDS Uniphase*                                      (106,133)          (1,588)
   Maxim Integrated Products                           (10,228)            (300)
   MEMIC Electronic Materials*                         (20,300)          (1,195)
   Micron Technology*                                 (110,800)          (1,230)
   Molex                                               (13,900)            (374)
   Motorola                                            (24,700)            (458)
   Novell*                                             (35,100)            (268)
   Paychex                                             (93,069)          (3,816)
   QLogic*                                            (138,495)          (1,863)
   Rambus*                                             (17,800)            (340)
   Red Hat*                                             (5,355)            (106)
   Riverbed Technology*                                (24,016)            (970)
   Salesforce.com*                                     (43,300)          (2,222)
   Sanmina*                                               (938)              (2)
   SAVVIS*                                             (29,300)          (1,136)
   Silicon Laboratories*                               (51,710)          (2,159)
   Tellabs*                                            (26,400)            (251)
   VeriFone Holdings*                                  (49,760)          (2,206)
   Vishay Intertechnology*                             (48,700)            (635)
   Zebra Technology, Cl A*                              (1,406)             (51)
                                                                 ---------------
                                                                        (35,275)
                                                                 ---------------
MATERIALS -- (0.6)%
   Florida Rock Industries                             (20,900)          (1,306)
   Ivanhoe Mines*                                     (116,700)          (1,523)
   Louisiana-Pacific                                   (29,100)            (494)
   Mosaic*                                             (43,500)          (2,328)
   Potash of Saskatchewan                              (20,700)          (2,188)
   Sealed Air                                           (2,900)             (74)
   Temple-Inland                                       (22,600)          (1,189)
   Weyerhaeuser                                         (4,600)            (333)
                                                                 ---------------
                                                                         (9,435)
                                                                 ---------------
TELECOMMUNICATION SERVICES -- (0.2)%
   Citizens Communications                             (28,658)            (410)
   Level 3 Communications*                            (347,830)          (1,617)
   NII Holdings, Cl B*                                 (15,500)          (1,273)
   Windstream                                          (26,241)            (372)
                                                                 ---------------
                                                                         (3,672)
                                                                 ---------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                             Shares   ($ Thousands)
--------------------------------------------------------------------------------

UTILITIES -- (0.2)%
   Duke Energy                                         (42,443)  $         (794)
   Equitable Resources                                 (21,900)          (1,136)
   Wisconsin Energy                                    (16,100)            (725)
                                                                 ---------------
                                                                         (2,655)
                                                                 ---------------
Total Common Stock Sold Short
   (Proceeds $(233,795)) ($ Thousands)                                 (238,130)
                                                                 ---------------
WRITTEN OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury Call,
     Expires 06/16/08,
     Strike Price: $95.50*                                 (43)             (42)
                                                                 ---------------
Total Written Options
   (Premiums Received $(7)) ($ Thousands)                                   (42)
                                                                 ---------------

A summary of the open futures contracts held by the Fund at September 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                    NUMBER OF                      APPRECIATION
TYPE OF                             CONTRACTS       EXPIRATION   (DEPRECIATION)
CONTRACT                         LONG (SHORT)             DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                              (62)        Mar-2008   $          (78)
90-Day Euro$                                5         Mar-2009                7
90-Day Euro$                              (44)        Mar-2010              (46)
90-Day Euro$                              (17)        Mar-2011               (8)
90-Day Euro$                               (5)        Mar-2012                2
90-Day Euro$                               59         Jun-2008              125
90-Day Euro$                               68         Jun-2009               60
90-Day Euro$                             (143)        Jun-2010              (66)
90-Day Euro$                               (4)        Jun-2011               (1)
90-Day Euro$                               11         Sep-2008               17
90-Day Euro$                               58         Sep-2009               35
90-Day Euro$                              (24)        Sep-2010              (13)
90-Day Euro$                               (2)        Sep-2011               --
90-Day Euro$                              (40)        Dec-2007                9
90-Day Euro$                              (75)        Dec-2008              (83)
90-Day Euro$                              (45)        Dec-2009              (54)
90-Day Euro$                              (24)        Dec-2010              (11)
90-Day Euro$                               (5)        Dec-2011                1
10-Year Swap                             (169)        Dec-2007               58
S&P 500 Composite Index                   929         Dec-2007           10,362
U.S. 2-Year Note                           77         Dec-2007              100
U.S. 5-Year Note                           29         Dec-2007               22
U.S. 10-Year Note                        (162)        Dec-2007               78
U.S. Long Treasury Bond                    17         Dec-2007              (14)
                                                                 ---------------
                                                                 $       10,502
                                                                 ===============


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          73

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2007

A summary of outstanding swap agreements held by the Fund at September 30, 2007, is as follows (see Note 2 in Notes to Financial Statements):

-------------------------------------------------------------------------------------------------------
                                          TOTAL RETURN SWAPS
-------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                                                             NOTIONAL     APPRECIATION
                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
The Fund delivers payment on the monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 35 basis points times the
   notional amount. The Fund delivers payment
   if the return on the spread appreciates over
   the payment period and receives payment
   if the return on the spread depreciates over
   the payment period.
   (Counterparty: Bank of America)                           10/31/07   $      (7,000)  $          (24)

The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 10 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Wachovia)                                  12/31/07           7,000               24

The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 30 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Merrill Lynch)                             01/31/08          20,000               69

The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 5 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                           01/31/08          15,000               52

The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS AAA
   10 YR Index plus 8 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                           10/02/07          15,000               51

The Fund receives payment on the monthly reset
   spread from Bank of America--CMBS IG
   10 YR Index plus 20 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: Bank of America)                           10/31/07          12,000               37

The Fund delivers payment on the monthly reset
   spread from Lehman Brothers--CMBS AAA
   8.5 Index plus 35 basis points times the
   notional amount. The Fund delivers payment
   if the return on the spread appreciates over
   the payment period and receives payment if
   the return on the spread depreciates over the
   payment period. (Counterparty: Wachovia)                  11/01/07          (7,000)             (43)

The Fund receives payment on the monthly reset
   spread from Lehman Brothers--CMBS AAA
   8.5 Index plus 15 basis points times the
   notional amount. The Fund receives payment
   if the return on the spread appreciates over
   the payment period and pays if the return on
   the spread depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                            01/01/08           5,000               31
                                                                                        ---------------
                                                                                        $          197
                                                                                        ===============

-------------------------------------------------------------------------------------------------------
                                         CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                                                             NOTIONAL     APPRECIATION
                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.0533%
   (0.640% per annum) times notional amount
   of ABX.HE.A 07-1 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Merrill Lynch)                 08/25/37   $        (500)  $         (220)

Fund receives a monthly payment of 0.0142%
   (0.170% per annum) times notional amount
   of ABX.HE.AA 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Merrill Lynch)                 05/25/46          (2,200)             199

-------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                                                             NOTIONAL     APPRECIATION
                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Fund receives a monthly payment of 0.0533%
   (0.640% per annum) times notional amount of
   ABX.HE.A 07-1 Index. Upon a defined credit
   event the Fund pays the notional amount and
   takes receipt of the deliverable obligation.
   (Counterparty: JPMorgan Chase)                            08/25/37   $      (1,000)  $         (433)

Fund receives a monthly payment of 0.0533%
   (0.640% per annum) times notional amount
   of ABX.HE.A 07-1 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Goldman Sachs)                 08/25/37            (500)            (209)

Fund receives a monthly payment of 0.0367%
   (0.440% per annum) times notional amount
   of ABX.HE.A 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Bank of America)               05/25/46          (9,850)          (2,615)

Fund receives a monthly payment of 0.0450%
   (0.540% per annum) times notional amount
   of ABX.HE.A 06-1 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Merrill Lynch)                 07/25/45            (225)             (27)

Fund receives a monthly payment of 0.0142%
   (0.170% per annum) times notional amount
   of ABX.HE.AA 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Merrill Lynch)                 05/25/46          (2,200)             193

Fund receives a monthly payment of 0.0125%
   (0.150% per annum) times notional amount of
   ABX.HE.AA 07-1 Index. Upon a defined credit
   event the Fund pays the notional amount and
   takes receipt of the deliverable obligation.
   (Counterparty: JPMorgan Chase)                            08/25/37          (2,250)             (60)

Fund receives a monthly payment of 0.0142%
   (0.170% per annum) times notional amount
   of ABX.HE.AA 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Bank of America)               05/25/46          (2,150)             152

Fund receives a monthly payment of 0.0125%
   (0.150% per annum) times notional amount
   of ABX.HE.AA 07-1 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Bank of America)               08/25/37            (300)               5

Fund receives a monthly payment of 0.0142%
   (0.170% per annum) times notional amount
   of ABX.HE.AA 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Bank of America)               05/25/46          (1,550)             (26)

Fund receives a monthly payment of 0.0125%
   (0.150% per annum) times notional amount of
   ABX.HE.AA 07-1 Index. Upon a defined credit
   event the Fund pays the notional amount and
   takes receipt of the deliverable obligation.
   (Counterparty: JPMorgan Chase)                            08/25/37          (1,100)             (16)

Fund receives a monthly payment of 0.0142%
   (1.170 of ABX.HE.AA 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Wachovia)                      05/25/46          (1,600)             166

Fund receives a monthly payment of 0.0142%
   (1.170% per annum) times notional amount
   of ABX.HE.AA 06-2 Index. Upon a defined
   credit event the Fund pays the notional
   amount and takes receipt of the deliverable
   obligation. (Counterparty: Wachovia)                      05/25/46          (2,000)             248

Fund pays a quarterly payment of 0.0675%
   (0.270% per annum) times notional amount
   of Southwest Airlines Co., 6.500%, 03/01/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/11             750                8

Fund pays a quarterly payment of 0.1125%
   (0.450% per annum) times notional amount
   of Lubrizol Corp., 7.250%, 06/15/35. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/11             750               (5)

Fund pays a quarterly payment of 0.1725%
   (0.690% per annum) times notional amount
   of Donnelley (R.R.) & Sons, 4.950%, 04/01/14.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/11             750              (12)


--------------------------------------------------------------------------------
74          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

-------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                                                             NOTIONAL     APPRECIATION
                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.0500%
   (0.200% per annum) times notional amount of
   PPG Industries, Inc., 7.050%, 08/15/09. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11   $         750   $           (1)

Fund pays a quarterly payment of 0.1125%
   (0.450% per annum) times notional amount of
   Lubrizol Corp., 7.250%, 06/15/25. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750               (5)

Fund pays a quarterly payment of 0.1100%
   (0.440% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750               (5)

Fund pays a quarterly payment of 0.1188%
   (0.475% per annum) times notional amount of
   Meadwestavaco Corp., 6.850%, 04/01/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750               (1)

Fund pays a quarterly payment of 0.1150%
   (0.460% per annum) times notional amount of
   Autozone, Inc., 5.875%, 10/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750               (6)

Fund pays a quarterly payment of 0.2950%
   (1.180% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined
   credit event the Fund receives the notional
   amount and delivers of the defined obligation.
   (Counterparty: JPMorgan Chase)                            12/20/11             750               18

Fund pays a quarterly payment of 0.1063%
   (0.425% per annum) times notional amount of
   Eastman Chemical, Inc., 7.600%, 02/01/27.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750               (6)

Fund pays a quarterly payment of 0.1375%
   (0.550% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750              (11)

Fund pays a quarterly payment of 0.0475%
   (0.190% per annum) times notional amount of
   TJX Companies, 7.450%, 12/15/09. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750               (1)

Fund pays a quarterly payment of 0.0550%
   (0.220% per annum) times notional amount of
   Nucor Corp., 4.875%, 12/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750               (1)

Fund pays a quarterly payment of 0.0325%
   (0.130% per annum) times notional amount of
   Lowe's Companies, Inc., 8.250%, 06/01/10.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the
   defined obligation. (Counterparty: Merrill Lynch)         12/20/11             750               --

Fund pays a quarterly payment of 0.2950%
   (1.180% per annum) times notional amount of
   Gap, Inc., 8.800%, 12/15/08. Upon a defined
   credit event the Fund receives the notional
   amount and delivers of the defined obligation.
   (Counterparty: Bank of America)                           12/20/11             750               16

Fund pays a quarterly payment of 0.1925%
   (0.770% per annum) times notional amount of
   Jones Apparel Group, 5.125%, 11/15/14.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750                4

Fund pays a quarterly payment of 0.0350%
   (0.140% per annum) times notional amount of
   Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11           1,500               (1)

Fund pays a quarterly payment of 0.1113%
   (0.445% per annum) times notional amount of
   Darden Restaurants, Inc., 7.125%, 02/01/16.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750               (3)

-------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                                                             NOTIONAL     APPRECIATION
                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.1188%
   (0.475% per annum) times notional amount of
   The Limited, Inc., 6.125%, 12/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11   $         750   $            4

Fund pays a quarterly payment of 0.1375%
   (0.550% per annum) times notional amount of
   Black & Decker Corp., 7.125%, 06/01/11.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750              (10)

Fund pays a quarterly payment of 0.2250%
   (0.900% per annum) times notional amount of
   MDC Holdings, Inc., 5.500%, 05/15/13. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/11             750               (1)

Fund pays a quarterly payment of 0.0975
   (0.390% per annum) times notional amount of
   Hasbro, Inc., 2.750%, 12/01/21. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750                5

Fund pays a quarterly payment of 0.0850%
   (0.340% per annum) times notional amount of
   Agrium, Inc., 8.250%, 02/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750               (3)

Fund pays a quarterly payment of 0.0845%
   (0.338% per annum) times notional amount of
   Whirlpool Corp., 7.750%, 07/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750                4

Fund pays a quarterly payment of 0.1125%
   (0.450% per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/11             750                1

Fund pays a quarterly payment of 0.0550%
   (0.220% per annum) times notional amount of
   Nucor Corp., 4.875%, 10/01/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750               (3)

Fund pays a quarterly payment of 0.0675%
   (0.270% per annum) times notional amount of
   Southwest Airlines Co., 6.500%, 03/01/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/11             750                8

Fund pays a quarterly payment of 0.0975%
   (0.390% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/13             750               92

Fund pays a quarterly payment of 0.0925%
   (0.370% per annum) times notional amount of
   Johnson Controls, Inc., 7.125%, 07/15/17.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13             750               (4)

Fund pays a quarterly payment of 0.0875%
   (0.350% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 09/15/16.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13             750               43

Fund pays a quarterly payment of 0.0875%
   (0.350% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/13             750               33

Fund pays a quarterly payment of 0.0975%
   (0.390% per annum) times notional amount of
   Johnson Controls, Inc., 7.125%, 07/15/17.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13             750               (8)

Fund pays a quarterly payment of 0.0875%
   (0.350% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13             750               (3)


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          75

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)

September 30, 2007

-------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                                                             NOTIONAL     APPRECIATION
                                                           EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Fund pays a quarterly payment of 0.0975%
   (0.390% per annum) times notional amount of
   Radian Group, Inc., 7.750%, 06/01/11. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13   $         750   $          107

Fund pays a quarterly payment of 0.0875%
   (0.350% per annum) times notional amount of
   PMI Group, Inc., 6.000%, 09/15/16. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13             750               32

Fund pays a quarterly payment of 0.0875%
   (0.350% per annum) times notional amount of
   MGIC Investment Corp., 6.000%, 03/15/07.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/13             750               36

Fund pays a quarterly payment of 0.0700%
   (0.280% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/13             750               (5)

Fund pays a quarterly payment of 0.0625%
   (0.250% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/13             750                3

Fund pays a quarterly payment of 0.1825%
   (0.730% per annum) times notional amount of
   Masco Corp., 5.875%, 07/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               12/20/13             750               (8)

Fund pays a quarterly payment of 0.0650%
   (0.260% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                12/20/13             750               (2)

Fund pays a quarterly payment of 0.0700%
   (0.280% per annum) times notional amount of
   Nordstrom, Inc., 6.950%, 03/15/28. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/13             750               (5)

Fund pays a quarterly payment of 0.0538%
   (0.215% per annum) times notional amount of
   Carnival Corp., 6.650%, 01/15/28. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                06/20/12             650                4

Fund pays a quarterly payment of 0.0500%
   (0.200% per annum) times notional amount of
   Campbell Soup Co., 4.875%, 10/01/13. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               06/20/14           1,150                2

Fund pays a quarterly payment of 0.110%
   (0.440% per annum) times notional amount of
   Dow Chemical, Inc., 6.000%, 10/01/12. Upon
   a defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 12/20/11          (1,500)              13

Fund pays a quarterly payment of 0.0800%
   (0.320% per annum) times notional amount of
   Washington Mutual Co., 5.250%, 09/15/17.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: JPMorgan Chase)                03/20/12             700               18

Fund pays a quarterly payment of 0.450%
   (1.800% per annum) times notional amount of
   Weyerhaeuser Company, 6.750%, 03/15/12.
   Upon a defined credit event the Fund receives
   the notional amount and delivers of the defined
   obligation. (Counterparty: Merrill Lynch)                 03/20/12             750                3

Fund pays a quarterly payment of 0.0800%
   (0.320% per annum) times notional amount of
   Alcan, Inc., 4.875%, 09/15/12. Upon a
   defined credit event the Fund receives the
   notional amount and delivers of the defined
   obligation. (Counterparty: Bank of America)               03/20/14             650               (2)

Fund receives a quarterly payment of 0.1000%
   (0.440% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Bank of America)                           12/20/11         (13,800)            (140)

-------------------------------------------------------------------------------------------------------
                                                                             NOTIONAL   NET UNREALIZED
                                                           EXPIRATION          AMOUNT     DEPRECIATION
DESCRIPTION                                                      DATE   ($ THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Fund receives a quarterly payment of 0.1000%
   (0.400% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Bank of America)                           12/20/11   $      (1,000)  $           (9)

Fund receives a quarterly payment of 0.1000%
   (0.400% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Bank of America)                           12/20/11            (650)              (6)

Fund receives a quarterly payment of 0.1000%
   (0.400% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Bank of America)                           12/20/11            (750)              (7)

Fund receives a quarterly payment of 0.1000%
   (0.400% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Merrill Lynch)                             12/20/11            (650)              (2)

Fund receives a quarterly payment of 0.1000%
   (0.400% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Merrill Lynch)                             12/20/11          (3,750)             (38)

Fund receives a quarterly payment of 0.1000%
   (0.400% per annum) times notional amount of
   CDX.NA.IG Index. Upon a defined credit event
   the Fund pays the notional amount and takes
   receipt of the deliverable obligation.
   (Counterparty: Merrill Lynch)                             12/20/11         (13,800)            (140)
                                                                                        ---------------
                                                                                               ($2,643)
                                                                                        ===============

Percentages are based on Net Assets of $1,654,841($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of September 30, 2007.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2007.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total market value of collateral for securities sold short at September 30, 2007 was $734,377 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2007. The coupon on a step bond changes on a specified date.

(H) This security is traded on a foreign stock exchange. The total market value of such securities as of September 30, 2007 was $67 ($ Thousands) and represented 0.00% of Net Assets.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation-Protected Securities
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Statement of Assets and Liabilities ($ Thousands)

September 30, 2007 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                             LARGE CAP DIVERSIFIED
                                                                                        ALPHA FUND
---------------------------------------------------------------------------------------------------
ASSETS:
    Investments at value+                                                    $           1,789,571
    Affiliated investment, at value++                                                      187,540
    Cash                                                                                       810
    Receivable for investment securities sold                                               11,893
    Receivable for fund shares sold                                                          2,035
    Dividends and interest receivable                                                        2,432
    Restricted cash held for securities sold short                                             589
    Receivable for variation margin                                                             79
    Prepaid expenses                                                                             5
---------------------------------------------------------------------------------------------------
    Total Assets                                                                         1,994,954
---------------------------------------------------------------------------------------------------
LIABILITIES:
    Payable for securities sold short+++                                                   238,130
    Payable for investment securities purchased                                             92,777
    Swap contracts, at value++++                                                             5,581
    Payable for variation margin                                                             1,536
    Payable for fund shares redeemed                                                           730
    Investment advisory fees payable                                                           640
    Administration fees payable 461                                                            461
    Shareholder servicing fees payable A                                                       117
    Options written, at value#                                                                  42
    Chief Compliance Officer fees payable                                                        2
    Shareholder servicing fees payable I                                                         1
    Administration servicing fees payable Class I                                                1
    Accrued expense payable                                                                     95
---------------------------------------------------------------------------------------------------
    Total Liabilities                                                                      340,113
---------------------------------------------------------------------------------------------------
    Net Assets                                                               $           1,654,841
---------------------------------------------------------------------------------------------------
   +Cost of investments                                                                  1,641,926
  ++Cost of affiliated investments                                                         187,540
 +++Proceeds from securities sold short                                                    233,795
++++Premiums received/paid                                                                  (3,135)
   #Premiums received                                                                           (7)

NET ASSETS:
    Paid-in-Capital (unlimited authorization -- no par value)                $           1,461,156
    Undistributed net investment income                                                      4,550
    Accumulated net realized gain on investments, securities
      sold short, option contracts, futures, swaps and foreign currency                     37,805
    Net unrealized appreciation on investments, securities sold short
      and option contracts                                                                 143,275
    Net unrealized appreciation on futures contracts                                        10,502
    Net unrealized depreciation on swap contracts                                           (2,446)
    Net unrealized depreciation on forward foreign currency
      contracts, foreign currencies and translation of other assets
      and liabilities denominated in foreign currencies                                         (1)
---------------------------------------------------------------------------------------------------
Net Assets                                                                   $           1,654,841
---------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class A          $               11.78
                                                                                 ($1,654,323,745 /
                                                                               140,424,761 shares)
---------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I          $               11.78
                                                                                       ($517,084 /
                                                                                    43,905 shares)
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          77

Statement of Operations ($ Thousands)

For the year ended September 30, 2007 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                                             LARGE CAP DIVERSIFIED
                                                                                        ALPHA FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                                                                $              17,321
    Dividends from Affiliated Security*                                                      4,135
    Interest Income                                                                         12,211
    Less: Foreign Taxes Withheld                                                               (31)
---------------------------------------------------------------------------------------------------
    Total Investment Income                                                                 33,636
---------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Advisory Fees                                                                 5,597
    Administration Fees                                                                      4,787
    Shareholder Servicing Fees (A)                                                           3,418
    Trustee Fees                                                                                18
    Chief Compliance Officer Fees                                                                8
    Shareholder Servicing Fees (I)                                                               1
    Administration Servicing Fees (I)                                                            1
    Dividend Expense                                                                         2,620
    Interest Expense on Securities Sold Short                                                1,099
    Printing Fees                                                                               78
    Custodian/Wire Agent Fees                                                                   73
    Professional Fees                                                                           55
    Registration Fees                                                                           17
    Other Expenses                                                                              31
---------------------------------------------------------------------------------------------------
    Total Expenses                                                                          17,803
---------------------------------------------------------------------------------------------------
    Less: Waiver of:
      Investment Advisory Fees                                                                 (99)
      Shareholder Servicing Fees (A)                                                          (988)
---------------------------------------------------------------------------------------------------
    Net Expenses                                                                            16,716
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       16,920
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    NET REALIZED GAIN (LOSS) ON:
    Investments                                                                             29,512
    Securities Sold Short                                                                   16,188
    Futures Contracts                                                                       18,903
    Written Options                                                                             71
    Swap Contracts                                                                          (4,854)
    Foreign Currency Transactions                                                               (1)
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
    Investments                                                                            113,025
    Securities Sold Short                                                                   (7,910)
    Futures Contracts                                                                        5,763
    Written Options                                                                            (49)
    Swap Contracts                                                                          (2,507)
    Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                                                1
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $             185,062
---------------------------------------------------------------------------------------------------

*     See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
78          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Statement of Changes in Net Assets ($ Thousands)

For the year or period ended September 30,

---------------------------------------------------------------------------------------------------
                                                                           LARGE CAP DIVERSIFIED
                                                                               ALPHA FUND(2)
---------------------------------------------------------------------------------------------------
                                                                                2007          2006
                                                                         (Unaudited)   (Unaudited)
---------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                 $    16,920   $     8,870
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                                       59,820        (7,358)
   Net Realized Loss on Foreign Currency
     Transactions                                                                 (1)           (1)
   Net Change in Unrealized Appreciation
     on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                                              108,322        43,009
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                                               1            (2)
---------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                185,062        44,518
---------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                                                 (15,519)       (5,836)
     Class I                                                                      (2)           --
     Net Realized Gains:
     Class A                                                                  (7,983)           --
---------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (23,504)       (5,836)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from Shares Issued                                             731,868     1,157,412
     Reinvestment of Dividends & Distributions                                23,418         5,833
     Cost of Shares Redeemed                                                (344,582)     (119,826)
---------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class A Transactions                                               410,704     1,043,419
---------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                                                 758            21
     Reinvestment of Dividends & Distributions                                     3            --
     Cost of Shares Redeemed                                                    (304)           --
---------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                                                   457            21
---------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Capital Share Transactions                                         411,161     1,043,440
---------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                                572,719     1,082,122
---------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                                1,082,122            --
---------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                                    $ 1,654,841   $ 1,082,122
---------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME
     INCLUDED IN NET ASSETS AT PERIOD END                                $     4,550   $     3,146
---------------------------------------------------------------------------------------------------

(1)   See Note 4 in Notes to Financial Statements for additional information.

(2) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          79

Financial Highlights

For the years or periods ended September 30, (Unaudited)
For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------------
                                                  Net
                                             Realized
                                                  and                               Distributions                         Total
               Net Asset                   Unrealized                    Dividends           from                    Dividends,
                  Value,          Net           Gains                     from Net       Realized                 Distributions
               Beginning   Investment              on      Total from   Investment        Capital       Return       and Return
               of Period       Income      Securities      Operations       Income          Gains   of Capital       of Capital
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2007           $10.38   $     0.14(1)  $      1.47(1)  $      1.61   $    (0.13) $       (0.08)  $       --        $   (0.21)
   2006(2)         10.00         0.10(1)         0.34(1)         0.44        (0.06)            --           --            (0.06)
Class I
   2007           $10.38   $     0.11(1)  $      1.48(1)  $      1.59   $    (0.11) $       (0.08)  $       --        $   (0.19)
   2006(3)         10.28         0.01(1)         0.09(1)         0.10           --             --           --               --

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Ratio of
                                                                               Ratio of         Expenses
                                                                               Expenses       to Average      Ratio of
                                                                             to Average       Net Assets           Net
                                                               Ratio of      Net Assets       (Excluding    Investment
               Net Asset                   Net Assets          Expenses      (Excluding        Fees Paid        Income   Portfolio
              Value, End        Total   End of Period        to Average       Fees Paid       Indirectly    to Average    Turnover
               of Period       Return+   ($Thousands)        Net Assets     Indirectly)     and Waivers)    Net Assets        Rate+
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2007           $11.78        15.64%  $   1,654,324              1.21%(4)        1.21%(4)         1.29%         1.25%        84%
   2006(2)         10.38         4.44       1,082,101              1.09++          1.09++           1.16          1.18         72
Class I
   2007           $11.78        15.42%  $         517              1.46%(4)        1.46%(4)         1.54%         0.99%        84%
   2006(3)         10.38         0.97              21              1.08++          1.08++           1.15          1.12         72


  + Returns and turnover rates are for the period indicated and have not been annualized.

 ++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Notes to Financial Statements (Unaudited)

September 30, 2007

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 19 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Real Return Plus, Prime Obligation and Tax-Managed Managed Volatility Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class E Share of the S&P 500 Fund, Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of September 30, 2007, the Real Return Plus, Prime Obligation and Tax-Managed Managed Volatility Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator noti-fies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          81

September 30, 2007

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the year or period ended September 30, 2007. The Fund's investment in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- The Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.


--------------------------------------------------------------------------------
82          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the year ended September 30, 2007 are summarized as follows:

--------------------------------------------------------------------------------
                                                       Number of        Premium
                                                       Contracts   ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                           131           $ 71
Written                                                       43              7
Expired                                                     (131)           (71)
Closing Buys                                                  --             --
--------------------------------------------------------------------------------
Balance at the end of period                                  43           $  7
================================================================================

At September 30, 2007, the Large Cap Diversified Alpha Fund had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

COLLATERALIZED DEBT OBLIGATIONS -- The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          83

September 30, 2007

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Diversified Alpha Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

--------------------------------------------------------------------------------
                                                                      Voluntary
                                                         Advisory       Expense
                                                             Fees   Limitations
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A                  0.4000%       0.9500%
Large Cap Diversified Alpha Fund, Class I                  0.4000        1.2000

As of September 30, 2007, SIMC has entered into an investment sub-advisory agreement with the following parties:

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP DIVERSIFIED ALPHA FUND

Analytic Investors, Inc.
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A and Class I shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2007 were as follows ($ Thousands):

Large Cap Diversified Alpha Fund                                 $ 2
                                                                 ---
                                                                 $ 2
                                                                 ===

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2007, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.


--------------------------------------------------------------------------------
84          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

INVESTMENT IN AFFILIATED SECURITY -- The Fund may invest the cash collateral from the securities lending program in the SEI Liquidity Fund LP.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the year or period ended September 30,
--------------------------------------------------------------------------------
                                                                 LARGE CAP
                                                                DIVERSIFIED
                                                               ALPHA FUND(1)
--------------------------------------------------------------------------------
                                                                2007       2006
--------------------------------------------------------------------------------
Class A:
     Shares Issued                                            65,075    115,472
     Shares Issued in Lieu of
       Dividends & Distributions                               2,114        576
     Shares Redeemed                                         (30,979)   (11,833)
--------------------------------------------------------------------------------
   Total Class A Transactions                                 36,210    104,215
--------------------------------------------------------------------------------
Class I:
     Shares Issued                                                68          2
     Shares Issued in Lieu of
       Dividends & Distributions                                  --         --
     Shares Redeemed                                             (27)        --
--------------------------------------------------------------------------------
   Total Class I Transactions                                     41          2
--------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Share Transactions                               36,251    104,217
--------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005. Amounts designated as "--" are $0 or have been rounded to $0.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2007, were as follows:

--------------------------------------------------------------------------------
                                    U.S. Gov't           Other            Total
                                 ($ Thousands)   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases ....................       $ 522,494       $ 979,984      $ 1,502,478
Sales ........................         504,014         761,703        1,265,717

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, swap income reclassification, nontaxable redemption in-kind gain/loss, distribution reclassification, REIT income reclassification and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2007:

--------------------------------------------------------------------------------
                                                 Undistributed      Accumulated
                                     Paid-in    Net Investment         Realized
                                     Capital     Income/(Loss)      Gain/(Loss)
                               ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                        $ 5,940               $ 5         $ (5,945)

The tax character of dividends and distributions paid during the years or period ended September 30, 2007 and September 30, 2006 (unless otherwise indicated) was as follows:

-------------------------------------------------------------------------------------------------------------------------
                                             Ordinary Income   Long-term Capital Gain   Return of Capial           Total
                                               ($ Thousands)            ($ Thousands)      ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund      2007          $ 15,521                  $ 7,983               $ --        $ 23,504
                                      2006             5,836                       --                 --           5,836

As of September 30, 2007, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-------------------------------------------------------------------------------------
                         Undistributed    Undistributed        Capital           Post
                              Ordinary        Long-Term           Loss        October
                                Income     Capital Gain  Carryforwards         Losses
                         ($ Thousands)    ($ Thousands)  ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                 $ 36,616         $ 30,983           $ --          $--

-------------------------------------------------------------------------------------
                                                                                Total
                                                Post                    Distributable
                               October       Unrealized          Other      Earnings/
                                Losses     Appreciation      Temporary   (Accumulated
                              Currency   (Depreciation)    Differences        Losses)
                         ($ Thousands)    ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------------
Large Cap Diversified
   Alpha Fund                     $(1)        $ 126,083            $ 4      $ 193,685


-------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007          85

Notes to Financial Statements (Unaudited) (Concluded)

September 30, 2007

For Federal income tax purposes, the cost of securities owned at September 30, 2007, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2007, were as follows:

-----------------------------------------------------------------------------------
                                                                     Net Unrealized
                              Federal    Appreciated    Depreciated   Appreciation/
                             Tax Cost     Securities     Securities  (Depreciation)
                        ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund               $1,844,190       $187,491       $(54,570)       $132,921

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed
33 1/3% of the total asset value of the Fund (including the loan collateral).
No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluc-tuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report of March 31, 2008. As of September 30, 2007, management does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

10. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedule of Investments ("SOI"). The values shown in the SOI were the market values as of September 30, 2007 and do not reflect any market events after September 30, 2007.


--------------------------------------------------------------------------------
86          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                   BEGINNING    ENDING                  EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                     4/1/07     9/30/07      RATIOS     PERIOD*
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,062.20      1.02%      $5.27
Class I Shares                      1,000.00    1,061.50      1.27        6.56
HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,019.95      1.02%      $5.16
Class I Shares                      1,000.00    1,018.70      1.27        6.43

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / Septmeber 30, 2007          87

Notes

Notes

Notes

Notes

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2007

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-118 (9/07)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Asset Allocation Trust


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           ------------------------------
                                           Robert A. Nesher
                                           President & CEO

Date December 5, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           ------------------------------
                                           Robert A. Nesher
                                           President & CEO


Date December 5, 2007


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           ------------------------------
                                           Stephen F. Panner
                                           Controller & CFO

Date December 5, 2007

* Print the name and title of each signing officer under his or her signature.